                                 [NUVEEN LOGO]
                               Defined Portfolios

Nuveen Unit Trusts, Series 62

Nuveen Biotechnology Five-Year Sector Portfolio, September 1999 Nuveen Energy Five-Year Sector Portfolio, September 1999
Nuveen Financial Services Five-Year Sector Portfolio, September 1999 Nuveen Pharmaceutical Five-Year Sector Portfolio, September 1999 Nuveen Semiconductor Five-Year Sector Portfolio, September 1999 Nuveen Technology Five-Year Sector Portfolio, September 1999

      Prospectus Part A dated September 22, 1999

 .Portfolios Seek Capital Appreciation
 .Reinvestment Option
 .Letter of Intent Available



The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

SCT5-09-99-P

Nuveen Unit Trusts, Series 62                                              CUSIP Nos:
                                                                           Dividend In:
                                                                           Cash          Reinvested   Wrap
Nuveen Biotechnology Five-Year Sector Portfolio, September 1999            67066T536     67066T544    67066T551
Nuveen Energy Five-Year Sector Portfolio, September 1999                   67066T569     67066T577    67066T585
Nuveen Financial Services Five-Year Sector Portfolio, September 1999       67066T593     67066T601    67066T619
Nuveen Pharmaceutical Five-Year Sector Portfolio, September 1999           67066T627     67066T635    67066T643
Nuveen Semiconductor Five-Year Sector Portfolio, September 1999            67066T650     67066T668    67066T676
Nuveen Technology Five-Year Sector Portfolio, September 1999               67066T684     67066T692    67066T700

Overview

Nuveen Unit Trusts, Series 62 in-
cludes the separate unit investment
trusts listed above. Each Portfolio
seeks to provide capital appreciation
by investing in the securities of
companies in its industry sector.

The Portfolios are scheduled to ter-
minate in approximately five years.


 Contents

 2 Overview
 3 NUVEEN BIOTECHNOLOGY FIVE-YEAR
   SECTOR PORTFOLIO, SEPTEMBER 1999
 3 Risk/Return Summary
 6 Schedule of Investments
 7 Securities Descriptions
 8 NUVEEN ENERGY FIVE-YEAR SECTOR
   PORTFOLIO, SEPTEMBER 1999
 8 Risk/Return Summary
10 Schedule of Investments
11 Securities Descriptions
13 NUVEEN FINANCIAL SERVICES FIVE-
   YEAR SECTOR PORTFOLIO, SEPTEMBER
   1999
13 Risk/Return Summary
15 Schedule of Investments
16 Securities Descriptions
18 NUVEEN PHARMACEUTICAL FIVE-YEAR
   SECTOR PORTFOLIO, SEPTEMBER 1999
18 Risk/Return Summary
20 Schedule of Investments
21 Securities Descriptions
23 NUVEEN SEMICONDUCTOR FIVE-YEAR
   SECTOR PORTFOLIO, SEPTEMBER 1999
23 Risk/Return Summary
25 Schedule of Investments
26 Securities Descriptions
28 NUVEEN TECHNOLOGY FIVE-YEAR SECTOR
   PORTFOLIO, SEPTEMBER 1999
28 Risk/Return Summary
30 Schedule of Investments
31 Securities Descriptions
33 How to Buy and Sell Units
33 Investing in the Portfolios
33 Sales or Redemptions
33 Risk Factors
35 Distributions
35 Income Distributions
35 Capital Distributions
36 General Information
36 Termination
36 The Sponsor
36 Dealer Concessions
36 Optional Features
36 Letter of Intent
36 Reinvestment
36 Nuveen Mutual Funds
37 Notes to Portfolios
38 Statements of Condition
39 Report of Independent Public
   Accountants

 For the Table of Contents of Part
 B, see Part B of the Prospectus.
---------
 Units are not deposits or obligations of, or guaranteed by any bank. Units are not FDIC insured and involve investment risk, including the possible loss of principal.


                                      ---

Nuveen Biotechnology
Five-Year Sector Portfolio, September 1999

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the stocks of biotechnology companies. The Portfolio is diversified across the biotechnology sector including biomedical/genetics, medical drugs, scientific instruments and therapeutics. The Sponsor, John Nuveen & Co. Incorporated ("Nuveen"), selects stocks within the sector that it believes have the potential for capital appreciation.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the biotechnology sector;

 . analyzes which subsectors may benefit from the predicted growth of biotech-nology companies; and

 . selects representative companies within each subsector by examining:

 --business models;

 --brand-name recognition;

 --sales growth;

 --market share; and

 --financial and non-financial measures.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

Biotechnology involves the application of genetic engineering and DNA technol-ogy to produce medical therapies, diagnostic products and processes. Biotech-nology incorporates a variety of processes and tools that manipulate the DNA of living organisms to produce drugs, proteins, vaccines and modified agricul-tural products.

The U.S. biotechnology industry has grown considerably since its beginnings in the early 1970's. From a base level of zero, the industry has now successfully commercialized more than 100 new drugs and vaccines. Additionally, the pace of introduction has been accelerating in recent years. The Sponsor believes that a number of recent developments, including the following, have combined to sustain demand and promote growth in these industries:

 . Rapid growth in the middle-aged and elderly populations is a key driver of growth in the biotech-medical market. Together these groups account for close to two-thirds of drug prescriptions.

 . Like the pharmaceutical business, the biotechnology industry has histori-cally been less susceptible than other industries to economic cycles. In the U.S. market, annual growth in demand for drug products has remained fairly constant.

 . New methodologies have revolutionized the drug discovery process in recent years. These methods are fueling industry-wide growth by increasing research productivity and innovation, creating a multitude of new drug opportunities.

 . Biotechnology companies are benefiting materially from a more industry-friendly FDA that is expeditiously reviewing new products and streamlining overall regulatory processes.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the biotechnology industry. Adverse devel-opments in this industry may affect the value of your Units. Companies in-volved in the biotechnology industry must contend with intense competition, changing regulations, product obsolescence, termination of patent protections and the additional risk that medical products, despite the capi-tal invested, may never reach the retail sector.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

                                      ---

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own biotechnology stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------

Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          ----         ------
Total Maximum Sales Charge..........................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        ------
Total.............................................    $0.02025        0.2025%

Maximum Organization Costs(5).....................    $ 0.0225         0.225%

(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The maximum deferred sales charge is a fixed dollar amount of $.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from April 28, 2000 through August 31, 2000.

The maximum per Unit sales charges are reduced as follows:


                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
                 Number of Units(1)                  Charge(2)  Charge    Charge
 --------------------------------------------------  --------- --------   -------
 Less than 5,000...................................    1.00%    $0.35      4.50%
 5,000 to 9,999....................................    0.75%    $0.35      4.25%
 10,000 to 24,999..................................    0.50%    $0.35      4.00%
 25,000 to 49,999..................................    0.00%    $0.35      3.50%
 50,000 to 99,999..................................    0.00%    $0.35(3)   2.50%
 100,000 or more...................................    0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

                                      ---

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year                        3 Years                                           Life of Portfolio
  -------                       -------                                           -----------------
  $488.82                       $530.32                                                $575.89


See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

                                      ---

--------------------------------------------------------------------------------
Schedule of Investments
(at the Initial Date of Deposit, September 22, 1999)

        Nuveen Biotechnology Five-Year Sector Portfolio, September 1999

                                                     Percentage
                                                         of
                                                     Aggregate                  Cost of    Current
Number of                                     Ticker  Offering  Market Value Securities to Dividend
 Shares     Name of Issuer of Securities(1)   Symbol   Price     per Share   Portfolio(2)  Yield(3)
---------------------------------------------------------------------------------------------------
           Instruments Scientific                       6.69%
    137    PE Corp.-PE Biosystems Group       PEB       6.69%    $ 73.3125     $ 10,044      0.46%

           Medical-Biomedical/Gene                     59.81%
    120    Amgen Inc.                         AMGN      6.61%      82.6875        9,923       N/A
    118    Biogen, Inc.                       BGEN      6.68%      84.9375       10,023       N/A
    296    Chiron Corporation                 CHIR      6.62%      33.5625        9,935       N/A
    357    Enzon Inc.                         ENZN      6.57%      27.6250        9,862       N/A
     63    Genentech, Inc.                    DNA       6.74%     160.5625       10,115       N/A
    206    Genzyme Corporation                GENZ      6.73%      49.0000       10,094       N/A
     96    IDEC Pharmaceuticals Corporation   IDPH      6.66%     104.1250        9,996       N/A
    203    Immunex Corporation                IMNX      6.58%      48.5625        9,858       N/A
    152    Millenium Pharmaceuticals, Inc.    MLNM      6.62%      65.3750        9,937       N/A

           Medical-Drugs                               20.06%
     98    MedImmune, Inc.                    MEDI      6.67%     102.0625       10,002       N/A
    136    Novartis AG, ADR                   NVTSY     6.63%      73.1250        9,945      1.11%
    203    Schering-Plough Corporation        SGP       6.76%      49.9375       10,137      1.00%
           Therapeutics                                13.44%
    133    Gilead Sciences Inc.               GILD      6.70%      75.5625       10,050       N/A
    128    QLT Photo Therapeutics Inc.(4)     QLTI      6.74%      79.0000       10,112       N/A
  -----                                                ------                  --------
  2,446                                                  100%                  $150,033
  =====                                                ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Securities Descriptions
The stocks of the following companies are included in the Portfolio:

Amgen Inc. (AMGN)
Amgen Inc. is a major biotechnology company involved in research and develop-ment, manufacturing, and marketing of therapeutic products. The Company's key products are genetically engineered versions of natural hormones that stimulate production of blood components.

Biogen, Inc. (BGEN)
Biogen, Inc. researches, manufactures, and markets biopharmaceuticals to treat a variety of medical conditions. The Company's primary product is AVONEX, a drug used to treat relapsing multiple sclerosis. The Company also licenses Intron A (alpha interpheron) and hepatitis B vaccines.

Chiron Corporation (CHIR)
Chiron Corporation is involved in biopharmaceuticals, blood testing, and vac-cines. The Company's products include "Proleukin", a recombinant form of inter-leukin-2, which is marketed as a treatment for metastatic renal cell carcinoma and metastatic melanoma.

Enzon Inc. (ENZN)
Enzon Inc. is a biopharmaceutical company that develops, manufactures and mar-kets enhanced therapeutics for life-threatening diseases. The Company's tech-nologies utilize polyethlyene glycol modification and single-chain antigen-binding proteins. Enzon also licenses its technology and products.

Genentech, Inc. (DNA)
Genentech, Inc. is a biotechnology company that discovers, develops, manufac-tures, and markets human pharmaceuticals for unmet medical needs. The Company currently manufactures and markets seven pharmaceutical products in the United States for serious medical conditions.

Genzyme Corporation (GENZ)
Genzyme Corporation researches gene therapy treatments for diseases and medical conditions such as burns and cartilage damage. The Company also develops surgi-cal and diagnostic products.

Gilead Sciences Inc. (GILD)
Gilead Sciences Inc. discovers, develops, and commercializes therapeutics for viral diseases. The Company markets VISTIDE for the treatment of CMV retinitis, a sight-threatening viral infection in patients with AIDS.

IDEC Pharmaceuticals Corporation (IDPH)
IDEC Pharmaceuticals Corporation, a biopharmaceutical company, researches, de-velops, and commercializes targeted therapies for the treatment of cancer and autoimmune and inflammatory diseases. The Company's lead drug is "Rituxan."

Immunex Corporation (IMNX)
Immunex Corporation is a global biopharmaceutical company that discovers, de-velops, manufactures, and markets therapeutic products. The Company's products are used to treat cancer, infectious diseases, and immunological disorders.

MedImmune, Inc. (MEDI)
MedImmune, Inc. develops and markets products that address medical needs in areas such as infectious diseases, transplantation medicine, autoimmune diseas-es, and cancer. The Company currently sells Synagis, RespiGam, and CytoGam pri-marily in the United States.

Millenium Pharmaceuticals, Inc. (MLNM)
Millenium Pharmaceuticals, Inc. is a drug discovery and development company. The Company incorporates large-scale genetics, genomics, high throughput screening, and informatics in an integrated life science and technology plat-form. The platform is applied in discovering and developing proprietary thera-peutic and diagnostic human healthcare products and services.

Novartis AG, ADR (NVTSY)
Novartis AG, headquartered in Switzerland, was created by the merger of Swiss pharmaceutical companies Sandoz and Ciba-Geigy. The Company manufactures healthcare products for use in a broad range of medical fields, as well as nu-tritional and agricultural products. Novartis markets its products worldwide.

PE Corp.-PE Biosystems Group (PEB)
PE Corp.-PE Biosystems Group is one of two publicly-traded divisions of PE Cor-poration (formerly The Perkin-Elmer Corporation). The division supplies instru-ment systems, reagents, software, and related services to the life science in-dustry. Products are used for the synthesis, purification, analysis and se-quencing of nucleic acids, proteins and other biological molecules.

QLT Photo Therapeutics Inc. (QLTI)
QLT Photo Therapeutics Inc., headquartered in Canada, develops and commercial-izes pharmaceutical products for use in photodynamic therapy. The Company cur-rently provides "PHOTOFRIN", a photodynamic therapy drug used in the treatment of various cancers.

Schering-Plough Corporation (SGP)
Schering-Plough Corporation is a worldwide manufacturer of prescription and over-the-counter drugs, animal health, vision, foot care, and sun care prod-ucts. The Company's top-selling product is Claritin antihistamine.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Energy Five-Year Sector Portfolio, September 1999

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the stocks of energy companies. The Portfolio is di-versified across the energy sector including chemicals, integrated oil, oil field services and equipment, oil and gas exploration and production, oil and gas drilling, oil refining and marketing, and pipelines. The Sponsor selects stocks within the sector that it believes have the potential for capital ap-preciation.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the energy sector;

 . analyzes which subsectors may benefit from the predicted growth of energy companies; and

 . selects representative companies within each subsector by examining:

 --business models;

 --brand-name recognition;

 --sales growth;

 --market share; and

 --financial and non-financial measures.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

Oil and natural gas are leading sources of energy. Analysts believe that over the next 20 years, world oil demand will potentially rise with most growth coming from Asia. The Sponsor believes that a number of recent developments, including the following, have combined to sustain demand and promote growth in these industries:

 . Technology has lowered costs and improved efficiency in finding and develop-ing oil and gas reserves.

 . Production costs outside the United States have declined, making projects more economically feasible and increasing drilling activity.

 . Increasing Asian and Eastern European demand for natural gas may fuel that segment's continued positive growth; and

 . Offshore drilling was, at one time, five times as costly as onshore drill-ing, but improved accessibility and technological advances have reduced that gap. Analysts forecast continued long-term growth for the major offshore drilling areas.

The Sponsor believes that the energy companies are well-positioned to take ad-vantage of the world's increasing demand for energy.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the energy industry. Adverse developments in this industry may affect the value of your Units. Companies involved in the energy industry must contend with price and supply fluctuations of un-predictable energy fuels, fluctuating consumer demand, international poli-tics, regulation, taxes, energy conservation and environmental concerns.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own energy stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

                                      ---

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------

Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          -----        ------
Total Maximum Sales Charge..........................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        -------
Total.............................................    $0.02025        0.2025%

Maximum Organization Costs(5).....................    $ 0.0225         0.225%


(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The maximum deferred sales charge is a fixed dollar amount of $.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from April 28, 2000 through August 31, 2000.

The maximum per Unit sales charges are reduced as follows:

                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
                 Number of Units(1)                  Charge(2)  Charge    Charge
 --------------------------------------------------  --------- --------   -------
 Less than 5,000...................................    1.00%    $0.35      4.50%
 5,000 to 9,999....................................    0.75%    $0.35      4.25%
 10,000 to 24,999..................................    0.50%    $0.35      4.00%
 25,000 to 49,999..................................    0.00%    $0.35      3.50%
 50,000 to 99,999..................................    0.00%    $0.35(3)   2.50%
 100,000 or more...................................    0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.
(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront charge will vary as the Unit price varies and after deferred charges begin.
(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

  1 Year                        3 Years                                           Life of Portfolio
  -------                       -------                                           -----------------
  $488.82                       $530.32                                                $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

                                      ---

--------------------------------------------------------------------------------
Schedule of Investments
(at the Initial Date of Deposit, September 22, 1999)

            Nuveen Energy Five-Year Sector Portfolio, September 1999

                                                                  Percentage
                                                                      of
                                                                  Aggregate                  Cost of    Current
Number of                                                  Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)           Symbol   Price     per Share   Portfolio(2)  Yield(3)
----------------------------------------------------------------------------------------------------------------
               Chemicals--Specialty                                  3.98%
    168        Ashland Inc.                                ASH       3.98%     $35.8125     $  6,017     3.07%
               Oil-Field Services                                   12.05%
    209        Baker Hughes Incorporated                   BHI       4.03%      29.1250        6,087     1.58%
    143        Halliburton Company                         HAL       4.02%      42.5000        6,078     1.18%
     99        Schlumberger Limited                        SLB       4.00%      61.1250        6,051     1.23%

               Oil Company--Exploration & Production                11.99%
    159        Burlington Resources Inc.                   BR        3.98%      37.8125        6,012     1.45%
    487        Varco International, Inc.                   VRC       4.05%      12.5625        6,118      N/A
     96        Vastar Resources, Inc.                      VRI       3.96%      62.3750        5,988     0.48%

               Oil Companies--Integrated                            39.90%
     57        BP Amoco Plc, ADR                           BPA       4.00%     106.0000        6,042     2.26%
     67        Chevron Corporation                         CHV       3.98%      89.7500        6,013     2.72%
    146        The Coastal Corporation                     CGP       3.99%      41.3125        6,032     0.61%
    224        Conoco Inc.                                 COC/A     3.98%      26.8750        6,020     2.83%
     98        ENI SpA, ADR                                E         3.95%      60.6250        5,941     2.57%
     79        Exxon Corporation                           XON       4.01%      76.7500        6,063     2.14%
    114        Phillips Petroleum Company                  P         4.00%      53.0625        6,049     2.56%
    103        Royal Dutch Petroleum Company-NY shares(4)  RD        3.99%      58.6250        6,038     2.27%
     96        Texaco Inc.                                 TX        4.01%      63.1875        6,066     2.85%
    156        Unocal Corporation                          UCL       3.99%      38.6875        6,035     2.07%

               Oil Refining & Marketing                             11.97%
    203        Sunoco, Inc.                                SUN       4.00%      29.7500        6,039     3.36%
    239        Tosco Corporation                           TOS       3.98%      25.1875        6,020     1.11%
    290        Valero Energy Corporation                   VLO       3.99%      20.8125        6,036     1.54%

               Oil & Gas Drilling                                   16.09%
    170        Diamond Offshore Drilling, Inc.             DO        4.00%      35.5625        6,046     1.41%
    304        ENSCO International Inc.                    ESV       4.07%      20.2500        6,156     0.49%
    256        Noble Drilling Corporation                  NE        4.01%      23.6875        6,064      N/A
    185        Transocean Offshore Inc.                    RIG       4.01%      32.7500        6,059     0.37%
               Pipelines                                             4.02%
    154        Enron Corp.                                 ENE       4.02%      39.4375        6,073     1.27%
  -----                                                             ------                  --------
  4,302                                                               100%                  $151,143
  =====                                                             ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Securities Descriptions
The stocks of the following companies are included in the Portfolio:

Ashland Inc. (ASH)
Ashland Inc. specializes in automotive and chemical products and highway con-struction materials. The Company is also involved in coal and oil production. Consumer products include Valvoline motor oils and Zerex antifreeze.

Baker Hughes Incorporated (BHI)
Baker Hughes Incorporated provides downhole tool technologies, products, and services for the worldwide oilfield service industry. The Company also produces and markets drilling fluids for oil and gas well drilling.

BP Amoco Plc, ADR (BPA)
BP Amoco Plc headquartered in London and formed from the merger of British Pe-troleum and Amoco, is the world's third largest integrated oil company. The Company explores for and produces oil in several countries and is also a major chemical manufacturer.

Burlington Resources Inc. (BR)
Burlington Resources Inc., through its subsidiaries, is engaged in the explora-tion, development, production and marketing of oil and gas. Properties are lo-cated primarily in the U.S. The Company conducts business through five divi-sions located in New Mexico and Texas.

Chevron Corporation (CHV)
Chevron Corporation explores for, develops, and produces crude oil and natural gas in several locations throughout the world. The Company also refines crude oil into finished petroleum products, as well as markets and transports crude oil, natural gas, and petroleum products.

The Coastal Corporation (CGP)
The Coastal Corporation is a diversified energy company involved in the explo-ration, production, refining, and marketing of petroleum and natural gas prod-ucts around the world. The Company's operations include 1,700 retail gasoline outlets and a major natural gas pipeline.

Conoco Inc. (COC/A)
Conoco Inc. is an integrated global energy company engaged in the exploration, production, and sale of crude oil, natural gas, and natural gas liquids. The Company's other activities include refining crude oil and transporting, dis-tributing , and marketing a variety of petroleum products.

Diamond Offshore Drilling, Inc. (DO)
Diamond Offshore Drilling, Inc. drills offshore oil and gas wells throughout the world. The Company contracts its services and equipment to major oil compa-nies and claims to have the world's largest fleet of semisubmersible rigs.

ENI SpA, ADR (E)
ENI SpA, headquartered in Italy, is a major integrated oil and gas company en-gaged in all aspects of the petroleum business. The Company also provides oilfield devices, contracting and engineering services.

Enron Corp. (ENE)
Enron Corp. is the top buyer and seller of natural gas in the United States. The Company also generates and transmits electricity to markets in the north-western United States, and develops, constructs, and operates power plants.

ENSCO International Inc. (ESV)
ENSCO International Inc. is a global offshore contract drilling company that provides marine transportation services in the Gulf of Mexico. The Company serves several companies in the oil and gas industry.

Exxon Corporation (XON)
Exxon Corporation is the world's second largest producer of oil and gas. With operations in more than 100 countries, the Company is involved in the explora-tion, production, transportation and marketing of crude oil, natural gas, pet-rochemicals and other petroleum products and minerals.

Halliburton Company (HAL)
Halliburton Company is a diversified energy services, engineering, maintenance, and construction company. Energy services include well cementing, well stimula-tion, formation testing, measurement logging, directional drilling, and reser-voir analysis.

Noble Drilling Corporation (NE)
Noble Drilling Corporation provides diversified services for the international oil and gas industry. In addition to contract deepwater drilling operations, the Company offers project design, engineering, and management services. The Company has operations off the coast of five continents.

Phillips Petroleum Company (P)
Phillips Petroleum Company is a worldwide oil and gas producer. The Company ex-plores for and produces petroleum, gathers and processes natural gas, manufac-tures and markets petrochemicals and plastics, and refines, markets, and trans-ports petroleum products.

Royal Dutch Petroleum Company-NY shares (RD)
Royal Dutch Petroleum Company, headquartered in The Netherlands, owns 60% of the Royal Dutch/Shell Group of companies, which are involved in all phases of the petroleum industry from exploration to final processing and delivery.

Schlumberger Limited (SLB)
Schlumberger Limited is a diversified company that provides oil and gas explo-ration and production services to various industries. The Company offers seis-mic data acquisition, drilling rigs, wireline logging, and communications and information technology solutions.

                                      ---

Sunoco, Inc. (SUN)
Sunoco, Inc., formerly Sun Company, Inc., is principally a petroleum refiner and marketer with interests in coal mining and cokemaking. The Company manufac-tures and markets a full range of products, including fuels, lubricants, and petrochemicals. Sunoco also transports crude oil and refined petroleum prod-ucts.

Texaco Inc. (TX)
Texaco Inc. and its subsidiaries explore for, produce, transport, refine and market crude oil, natural gas and petroleum products, including petrochemicals. The Company owns, leases or has interests in extensive production, manufactur-ing, marketing, transportation and other facilities throughout the world.

Tosco Corporation (TOS)
Tosco Corporation is the leading independent oil refiner and petroleum marketer in the United States, operating primarily on the east and west coasts. The Com-pany also has related commercial activities, including ownership of the Circle K convenience store chain.

Transocean Offshore Inc. (RIG)
Transocean Offshore Inc. provides deepwater and harsh environment contract drilling services for oil and gas wells. The Company currently owns, has inter-ests in, or operates mobile offshore drilling rigs, including semisubmersibles, drillships, and jackup rigs.

Unocal Corporation (UCL)
Unocal Corporation explores for and produces oil and gas in Asia and the Gulf of Mexico. The Company also produces geothermal energy and provides electrical power, as well as manufactures and markets nitrogen-based fertilizers, petro-leum coke and graphites.

Valero Energy Corporation (VLO)
Valero Energy Corporation owns and operates five refineries located in Texas, Louisiana, and New Jersey. The Company produces reformulated gasoline, low-sul-phur diesel, oxygenates, middle distillates, jet fuel and petrochemicals.

Varco International, Inc. (VRC)
Varco International, Inc. manufactures products used in the oil and gas well drilling industry worldwide. The Company's products include integrated systems for rotating and handling different sizes and types of pipe used on a drilling rig; pipe handling tools, hoisting and rotary equipment, and other related products.

Vastar Resources, Inc. (VRI)
Vastar Resources, Inc. explores for, produces, and markets oil and natural gas. Principal producing areas are located in the southern and western United States. The Company is 82% owned by Atlantic Richfield Company.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Financial Services Five-Year Sector Portfolio, September 1999

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the stocks of financial services companies. The Portfolio is diversified across many financial institutions including banks, commercial services companies, credit card providers, thrifts, insurance com-panies, real estate firms and asset management companies. The Sponsor selects stocks within the sector that it believes have the potential for capital ap-preciation.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the financial services sec-tor;

 . analyzes which subsectors may benefit from the predicted growth of financial services companies; and

 . selects representative companies within each subsector by examining:

 --business models;

 --brand-name recognition;

 --sales growth;

 --market share; and

 --financial and non-financial measures.

Sector Description

Financial institutions continue to establish themselves as comprehensive serv-ice providers. The Sponsor believes that a number of developments, including the following, have combined to fuel growth in this sector:

 . Global Markets--As brokers seek new clients and issuers pursue attractive rates in foreign markets, the industry becomes increasingly global. Addi-tionally, many investors are looking abroad for greater returns and reduced risk through globally diversified portfolios.

 . Baby Boomers--Because baby boomers have historically undersaved, the Sponsor believes that a prolonged period of large-scale investing could occur as this group advances in age. Analysts believe that inflows in recent years into equity mutual funds are one signal that these individuals are taking responsibility for their retirement.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the financial services industry. Adverse developments in this industry may affect the value of your Units. In gener-al, companies involved in the financial services industry must contend with volatile interest rates, the adverse effects of economic recession, the cost of new technology, domestic and global competition, regulation and tax law changes. Insurance companies must also contend with the costs associated with weather catastrophes and other disasters and mortality rates.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own financial services stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

                                      ---

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------

Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          ----         ------
Total Maximum Sales Charge..........................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        ------
Total.............................................    $0.02025        0.2025%

Maximum Organization Costs(5).....................    $ 0.0225         0.225%


(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The maximum deferred sales charge is a fixed dollar amount of $.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from April 28, 2000 through August 31, 2000.

The maximum per Unit sales charges are reduced as follows:


                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
                 Number of Units(1)                  Charge(2)  Charge    Charge
 --------------------------------------------------  --------- --------   -------
 Less than 5,000...................................    1.00%    $0.35      4.50%
 5,000 to 9,999....................................    0.75%    $0.35      4.25%
 10,000 to 24,999..................................    0.50%    $0.35      4.00%
 25,000 to 49,999..................................    0.00%    $0.35      3.50%
 50,000 to 99,999..................................    0.00%    $0.35(3)   2.50%
 100,000 or more...................................    0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             Life of
   1 Year                           3 Years                                                 Portfolio
   -------                          -------                                                 ---------
   $488.82                          $530.32                                                  $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

                                      ---

--------------------------------------------------------------------------------
Schedule of Investments
(at the Initial Date of Deposit, September 22, 1999)

      Nuveen Financial Services Five-Year Sector Portfolio, September 1999

                                                              Percentage
                                                                  of
                                                              Aggregate                  Cost of    Current
Number of                                              Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)       Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------------------
           Commercial Banks                                      4.01%
    267    Firstar Corporation                         FSR       4.01%     $22.5625     $  6,024     1.77%

           Commercial Service-Finance                            4.02%
    139    H&R Block, Inc.                             HRB       4.02%      43.5000        6,047     2.53%

           Diversified Financial Services                        8.06%
    142    Citigroup Inc.                              C         4.03%      42.6250        6,053     1.31%
     68    Morgan Stanley Dean Witter & Co.            MWD       4.03%      89.0000        6,052     1.08%

           Finance-Credit Card                                   8.01%
     44    American Express Company                    AXP       4.03%     137.7500        6,061     0.65%
     69    Providian Financial Corporation             PVN       3.98%      86.6250        5,977     0.23%

           Finance-Investment Banker/Broker                      7.93%
    166    The Charles Schwab Corporation              SCH       3.98%      36.0625        5,986     0.16%
     86    Merrill Lynch & Co., Inc.                   MER       3.95%      69.0625        5,939     1.56%

           Finance-Mortgage Loan/Banker                          4.02%
     99    Fannie Mae                                  FNM       4.02%      61.1250        6,051     1.77%

           Insurance                                             4.03%
     83    Marsh & McLennan Companies, Inc.            MMC       4.03%      73.0000        6,059     2.47%

           Life/Health Insurance                                 7.94%
     91    American General Corporation                AGC       4.00%      66.0625        6,012     2.42%
     66    Cigna Corporation                           CI        3.94%      89.8750        5,932     1.34%

           Money Center Banks                                   20.00%
    111    Bank of America Corporation                 BAC       4.01%      54.3750        6,036     3.31%
     79    The Chase Manhattan Corporation             CMB       3.99%      75.9375        5,999     2.16%
    131    Credit Suisse Group, ADR                    CSGKY     3.99%      45.7500        5,993     1.50%
     92    Deutsche Bank AG, ADR                       DTBKY     4.00%      65.3750        6,015     1.31%
     51    J.P. Morgan & Co. Inc.                      JPM       4.01%     118.3125        6,034     3.35%

           Multi-line Insurance                                  4.04%
     66    American International Group, Inc.          AIG       4.04%      92.0000        6,072     0.22%

           Savings and Loans/Thrifts-Western US                  4.01%
    205    Washington Mutual, Inc.                     WM        4.01%      29.4375        6,035     3.40%

           Super-Regional Banks                                 23.93%
    170    Bank One Corporation                        ONE       4.02%      35.5625        6,046     4.72%
    160    First Union Corporation                     FTU       3.96%      37.1875        5,950     5.06%
    169    Fleet Financial Group, Inc.                 FLT       3.99%      35.5000        6,000     3.04%
     92    SunTrust Banks, Inc.                        STI       3.96%      64.7500        5,957     2.13%
     78    Wachovia Corporation                        WB        4.01%      77.2500        6,026     2.80%
    160    WFC Holdings Corporation                    WFC       3.99%      37.5000        6,000     2.13%
    -----                                                       ------                  --------
  2,884                                                           100%                  $150,356
    =====                                                       ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Securities Descriptions

The stocks of the following companies are included in the Portfolio:

American Express Company (AXP)
American Express Company is a global provider of travel-related, financial ad-visory, and international banking services. The Company's financial products include the American Express Card, the Optima Card, and American Express Trav-elers Cheques.

American General Corporation (AGC)
American General Corporation, a diversified financial services organization, provides retirement services, life insurance, and consumer loans. The Company offers retail financing programs through a network of merchants in the United States.

American International Group, Inc. (AIG)
American International Group, Inc. is a global provider of a variety of insur-ance and financial services. The Company writes property, casualty, marine, life, and financial services insurance in approximately 130 countries and ju-risdictions.

Bank of America Corporation (BAC)
Bank of America Corporation is the holding company for Bank of America and NationsBank. The Company, which operates in 22 states and the District of Co-lumbia, provides retail banking services, asset management, financial products, corporate finance, and other financial services.

Bank One Corporation (ONE)
Bank One Corporation is a major bank holding company that provides a full range of consumer and commercial banking services, primarily in the Midwest and Southwest. The Company ranks among the country's top five banks in terms of as-sets and is the largest issuer of credit cards.

The Charles Schwab Corporation (SCH)
The Charles Schwab Corporation is a discount brokerage firm and one of the top distributors of mutual funds. The Company provides its services to customers through multiple service channels, including telephone, the Internet, and a network of brokerage offices.

The Chase Manhattan Corporation (CMB)
The Chase Manhattan Corporation is a bank holding company that conducts domes-tic and international financial services through various bank and non-bank sub-sidiaries. The Company provides corporate finance, wholesale banking, and in-vestment services, as well as underwriting, distribution, risk management prod-ucts, and private banking.

Cigna Corporation (CI)
Cigna Corporation provides group life and health insurance, managed care prod-ucts and services, retirement products and services, and individual financial services worldwide. The Company also sells individual life and health insurance and annuity products in certain international locations.

Citigroup Inc. (C)
Citigroup Inc. is a diversified financial services holding company that pro-vides investment services, asset management, consumer finance, and property/ casualty and life insurance services. Subsidiaries include Salomon Smith Barney Holdings Inc., Commercial Credit Company, Travelers Property & Casualty Corp., and others.

Credit Suisse Group, ADR (CSGKY)
Credit Suisse Group, headquartered in Switzerland, provides universal banking services, including investment, trust, and management services and insurance in Switzerland and internationally. The Company is the parent of Credit Suisse First Boston, Credit Suisse and Winterthur.

Deutsche Bank AG, ADR (DTBKY)
Deutsche Bank AG, headquartered in Germany, provides a broad range of banking, investment, fund management, securities, credit card, mortgage, leasing and in-surance services worldwide. The Company provides its services to retailers, private clients, corporations, and multi-national conglomerates.

Fannie Mae (FNM)
Fannie Mae, formerly the Federal National Mortgage Association, buys and holds mortgages, and issues and sells guaranteed mortgage-backed securities to facil-itate housing ownership for low-to middle-income Americans.

Firstar Corporation (FSR)
Firstar Corporation is the holding company for Firstar Bank. The Company offers banking, trust, investment, insurance, and securities brokerage services, among other things. Firstar also operates a consumer finance company and an invest-ment advisory firm.

First Union Corporation (FTU)
First Union Corporation is a bank holding company for First Union National Bank and First Union Mortgage Corporation. The Company provides a wide range of com-mercial and retail banking and trust services.

Fleet Financial Group, Inc. (FLT)
Fleet Financial Group, Inc. is a diversified financial services company. The Company offers investment management, commercial and business banking, mortgage banking, corporate finance, government banking, asset-based lending, equipment leasing, and student loan processing.

H&R Block, Inc. (HRB)
H&R Block, Inc. provides a wide range of financial products and services both domestically and internationally. The Company provides tax services, home mort-gage products, accounting and consulting services, and consumer financial and personal productivity software.

                                      ---

J.P. Morgan & Co. Inc. (JPM)
J.P. Morgan & Co. Inc. offers a variety of financial services to businesses, governments, and individuals. The Company provides advice, raises capital, trades financial instruments, and manages investment assets for business enter-prises, governments, financial institutions, and private clients.

Marsh & McLennan Companies, Inc. (MMC)
Marsh & McLennan Companies, Inc. is a global provider of professional advice and related services such as insurance and reinsurance brokerage, consulting, and investment management services. The Company's services include analysis, advice, and transactional capabilities.

Merrill Lynch & Co., Inc. (MER)
Merrill Lynch & Co., Inc. is a global financial management and advisory company which serves the needs of both individual and institutional clients with a di-verse range of financial services, including personal financial planning, trad-ing and brokering, banking and lending, insurance and others.

Morgan Stanley Dean Witter & Co. (MWD)
Morgan Stanley Dean Witter & Co. is a diversified financial services company providing a full range of consumer and institutional services worldwide, in-cluding retail brokerage, securities underwriting, corporate finance, invest-ment research, asset management, and consumer lending.

Providian Financial Corporation (PVN)
Providian Financial Corporation is a diversified consumer lender. The Company offers a variety of loan products, including credit cards, revolving lines of credit, home loans, secured credit cards, and fee-based products.

SunTrust Banks, Inc. (STI)
SunTrust Banks, Inc. is a regional bank holding company providing personal, corporate, and institutional financial services throughout the southeastern U.S. The Company also provides online banking through its SunTrust Online sub-sidiary and securities underwriting and brokerage services through SunTrust Eq-uitable Securities.

Wachovia Corporation (WB)
Wachovia Corporation is a bank holding company. Through its subsidiary banks the Company attracts deposits and offers retail and corporate banking services, including trust services. Wachovia serves customers through a network of of-fices in North Carolina, Georgia, South Carolina, and Virginia.

Washington Mutual, Inc. (WM)
Washington Mutual, Inc. is a financial services company that provides a diver-sified line of products and services to consumers and small to mid-sized busi-nesses. The Company offers consumer banking, mortgage lending, commercial bank-ing, and consumer finance throughout the United States.

WFC Holdings Corporation (WFC)
WFC Holdings Corporation is the bank holding company of Wells Fargo & Company. The Company provides a broad array of financial products and services to cus-tomers located primarily in the western and midwestern United States. The Com-pany acquired the country's largest mortgage banking operation via its merger with Norwest Corporation.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Pharmaceutical Five-Year Sector Portfolio, September 1999

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the stocks of pharmaceutical companies. The Portfo-lio is diversified across many industries including biotechnology, generics, biomedical/genetics, medical drugs, medical instruments and products, optical supplies and therapeutics. The Sponsor selects stocks within the sector that it believes have the potential for capital appreciation.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the pharmaceutical sector;

 . analyzes which subsectors may benefit from the predicted growth of pharma-ceutical companies; and

 . selects representative companies within each subsector by examining:

 --business models;

 --brand-name recognition;

 --sales growth;

 --market share; and

 --financial and non-financial measures.


As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

Today's health care environment is ever changing--from managed care to major medical breakthroughs. The Sponsor believes that a number of developments, in-cluding the following, have combined to fuel growth in this sector:

 . Aging Population--As baby-boomers advance in years, the global over-65 popu-lation is predicted to rise through the year 2025. This aging population pressures the industry to continue developing new drugs to improve and pro-long life.

 . Managed Care--Managed care is a way of linking health care coverage with health care providers. Enrollees who receive services through managed care providers such as health maintenance organizations (HMOs), receive their health care from a group of approved doctors and hospitals. Managed care's share of the retail pharmaceutical market was less than 30% at the start of the decade. The Sponsor believes that the rapid growth of managed care's presence should continue to transform the market place.

 . Legislation--Key drivers of industry growth include recent legislation that expedites the new drug review process and allows the promotion of drugs for unapproved uses under certain circumstances, and the FDA's relaxed rules on direct-to-consumer advertising of prescription drugs.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the pharmaceutical industry. Adverse devel-opments in this industry may affect the value of your Units. Companies in-volved in the pharmaceutical industry must contend with regulation, competi-tion, termination of patent protections and the risk that technological ad-vances will render their products obsolete.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own pharmaceutical stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

                                      ---

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------
Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          ----         ------
Total Maximum Sales Charge..........................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        ------
Total.............................................    $0.02025        0.2025%

Maximum Organization Costs(5).....................    $ 0.0225         0.225%


(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The maximum deferred sales charge is a fixed dollar amount of $.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from April 28, 2000 through August 31, 2000.

The maximum per Unit sales charges are reduced as follows:

                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
                 Number of Units(1)                  Charge(2)  Charge    Charge
 --------------------------------------------------  --------- --------   -------
 Less than 5,000...................................    1.00%    $0.35      4.50%
 5,000 to 9,999....................................    0.75%    $0.35      4.25%
 10,000 to 24,999..................................    0.50%    $0.35      4.00%
 25,000 to 49,999..................................    0.00%    $0.35      3.50%
 50,000 to 99,999..................................    0.00%    $0.35(3)   2.50%
 100,000 or more...................................    0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                             Life of
   1 Year                           3 Years                                                 Portfolio
   -------                          -------                                                 ---------
   $488.82                          $530.32                                                  $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

                                      ---

--------------------------------------------------------------------------------
Schedule of Investments
(at the Initial Date of Deposit, September 22, 1999)

        Nuveen Pharmaceutical Five-Year Sector Portfolio, September 1999

                                                              Percentage
                                                                  of
                                                              Aggregate                  Cost of    Current
Number of                                              Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)       Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------------------
           Drug Delivery Systems                                 3.99%
    189    Elan Corporation Plc, ADR                   ELN       3.99%    $ 31.7500     $  6,001       N/A

           Medical-Biomedical/Gene                               7.97%
     72    Amgen Inc.                                  AMGN      3.96%      82.6875        5,954       N/A
     71    Biogen, Inc.                                BGEN      4.01%      84.9375        6,031       N/A
           Medical-Drugs                                        55.95%
    140    Abbott Laboratories                         ABT       4.00%      43.0000        6,020      1.58%
    241    BioChem Pharma Inc.                         BCHE      3.99%      24.8750        5,995       N/A
     84    Bristol-Myers Squibb Company                BMY       4.02%      71.9375        6,043      1.20%
     92    Eli Lilly and Company                       LLY       4.01%      65.6250        6,038      1.40%
    114    Glaxo Wellcome Plc, ADR                     GLX       3.97%      52.4375        5,978      2.58%
     88    Merck & Co., Inc.                           MRK       4.01%      68.5000        6,028      1.69%
     81    Novartis AG, ADR                            NVTSY     3.94%      73.1250        5,923      1.11%
    100    Novo Nordisk A/S, ADR                       NVO       4.00%      60.1875        6,019      0.51%
    167    Pfizer Inc.                                 PFE       4.00%      36.0000        6,012      0.89%
    122    Rhone-Poulenc SA, ADR                       RP        3.99%      49.2500        6,009      0.97%
     52    Roche Holding Ltd, ADR                      ROHHY     3.99%     115.5000        6,006      0.42%
    122    Schering-Plough Corporation                 SGP       4.05%      49.9375        6,092      1.00%
     98    SmithKline Beecham Plc, ADR                 SBH       3.98%      61.1250        5,990      1.42%
     95    Warner-Lambert Company                      WLA       4.00%      63.3750        6,021      1.26%
           Medical-Generic Drugs                                 4.02%
    313    Mylan Laboratories, Inc.                    MYL       4.02%      19.3125        6,045      0.83%
           Medical Instruments                                   8.07%
    116    Guidant Corporation                         GDT       4.05%      52.5000        6,090       N/A
     84    Medtronic, Inc.                             MDT       4.02%      71.9375        6,043      0.22%

           Medical Products                                     11.99%
     99    Baxter International Inc.                   BAX       4.00%      60.8125        6,020      1.91%
    231    Becton, Dickinson and Company               BDX       3.99%      26.0000        6,006      1.31%
     64    Johnson & Johnson                           JNJ       4.00%      94.0000        6,016      1.19%
           Optical Supplies                                      3.99%
     57    Allergan Inc.                               AGN       3.99%     105.2500        5,999      0.53%
           Therapeutics                                          4.02%
     80    Gilead Sciences Inc.                        GILD      4.02%      75.5625        6,045       N/A
  -----                                                         ------                  --------
  2,972                                                           100%                  $150,424
  =====                                                         ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Securities Descriptions

The stocks of the following companies are included in the Portfolio:


Abbott Laboratories (ABT)
Abbott Laboratories is a pharmaceutical company that also produces nutritional supplements such as Similac and Ensure. The Company also makes hospital and laboratory products, including medical diagnostic and drug-delivery systems.

Allergan Inc. (AGN)
Allergan Inc. provides eye care and specialty pharmaceutical products through-out the world. Major product categories include ophthalmic surgical devices and over-the-counter contact lenses. The Company markets its products under brand names such as Alphagan, Botox, and Complete.

Amgen Inc. (AMGN)
Amgen Inc. is a major biotechnology company involved in research and develop-ment, manufacturing, and marketing of therapeutic products. The Company's key products are genetically engineered versions of natural hormones that stimulate production of blood components.

Baxter International Inc. (BAX)
Baxter International Inc. is a global medical products and services manufactur-er. The Company's products include blood transfusion and dialysis systems, heart surgery equipment, and medicine delivery products.

Becton, Dickinson and Company (BDX)
Becton, Dickinson and Company manufactures and sells a variety of medical sup-plies and diagnostic devices. The Company is the leading maker of syringes in the U.S. and has operations in more than 40 countries.

BioChem Pharma Inc. (BCHE)
Biochem Pharma Inc. is an international biopharmaceutical company. The Company is engaged in the research, development, and commercialization of innovative products for the detection, prevention, and treatment of human diseases.

Biogen, Inc. (BGEN)
Biogen, Inc. researches, manufactures, and markets biopharmaceuticals to treat a variety of medical conditions. Its primary product is AVONEX, a drug used to treat relapses of multiple sclerosis. The Company also licenses Intron A (alpha interpheron) and hepatitis B vaccines.

Bristol-Myers Squibb Company (BMY)
Bristol-Myers Squibb Company is a diversified worldwide health and personal care company. The Company manufactures and markets pharmaceuticals, consumer medicines, beauty care and nutritional products, and medical devices.

Elan Corporation Plc, ADR (ELN)
Elan Corporation Plc is a specialty pharmaceutical company. The Company focuses on the discovery, development and commercialization of products in the areas of acute care, pain management and neurological disorders.

Eli Lilly and Company (LLY)
Eli Lilly and Company is a global research-based pharmaceutical corporation that creates and delivers pharmaceutical-based health care solutions for neuro-logical afflictions, endocrine diseases, cancer, cardiovascular diseases, in-fectious diseases, and women's health problems.

Gilead Sciences Inc. (GILD)
Gilead Sciences Inc. discovers, develops, and commercializes therapeutics for viral diseases. The Company markets VISTIDE for the treatment of CMV retinitis, a sight-threatening viral infection in patients with AIDS.

Glaxo Wellcome Plc, ADR (GLX)
Glaxo Wellcome Plc, headquartered in the United Kingdom, is one of the world's top makers of prescription drugs. The Company researches, develops, manufac-tures, and markets a variety of pharmaceuticals, including products for the treatment of respiratory illnesses and hepatitis.

Guidant Corporation (GDT)
Guidant Corporation designs, develops, manufactures, and markets products used in cardiac rhythm management, vascular intervention, and cardiac and vascular surgery. The Company sells its products around the world.

Johnson & Johnson (JNJ)
Johnson & Johnson is one of the world's largest and most diversified makers of health care products. The Company's products include consumer products such as Tylenol and Motrin analgesics, professional products such as AcuVue contact lenses, and pharmaceuticals such as Ortho-Novum oral contraceptives.

Medtronic, Inc. (MDT)
Medtronic, Inc. specializes in implantable and interventional cardiac and neu-rological therapies. Products focus on cardiac rhythm management, and the needs of neurological, spinal, vascular, and cardiac surgery.

Merck & Co., Inc. (MRK)
Merck & Co., Inc. is an international health products company operating through five divisions: human health, managed pharmaceutical care, manufacturing, re-search, and vaccine. The Company's products include treatments for osteoporosis and high blood pressure.

Mylan Laboratories, Inc. (MYL)
Mylan Laboratories, Inc. develops, licenses, manufactures, and markets generic and branded pharmaceutical products. The Company sells its products to proprie-tary and ethical pharmaceutical wholesalers and distributors, drug store chains, drug manufacturers, and public and governmental agencies.

                                      ---

Novartis AG, ADR (NVTSY)
Novartis AG, headquartered in Switzerland, was created by the merger of Swiss pharmaceutical companies Sandoz and Ciba-Geigy. The Company manufactures healthcare products for use in a broad range of medical fields, as well as nu-tritional and agricultural products. Novartis markets its products worldwide.

Novo Nordisk A/S, ADR (NVO)
Novo Nordisk A/S, headquartered in Denmark, is a global producer of industrial enzymes and insulin. The Company also manufactures hormone preparations, and other diabetes care products, including Prandin, an oral treatment for Type 2 diabetes.

Pfizer Inc. (PFE)
Pfizer Inc. is a research-based, global health care company that develops, manufactures, and sells pharmaceuticals, and consumer and animal health care products. Major brands include Norvasc, Zoloft, Lipitor, Viagra, and Celebrex.

Rhone-Poulenc SA, ADR (RP)
Rhone-Poulenc SA, headquartered in France, manufactures chemicals, polymers, fibers, pharmaceuticals, and agricultural chemicals. The Company has sales throughout the world, with a concentration in France, The United States and Canada.

Roche Holding Ltd, ADR (ROHHY)
Roche Holding Ltd, headquartered in Switzerland, develops and manufactures pharmaceutical and chemical products. The Company distributes its products throughout Europe, the United States, Asia and Latin America.

Schering-Plough Corporation (SGP)
Schering-Plough Corporation is a worldwide manufacturer of prescription and over-the-counter drugs, animal health, vision, foot care, and sun care prod-ucts. The Company's top-selling product is Claritin antihistamine.

SmithKline Beecham Plc, ADR (SBH)
SmithKline Beecham Plc, headquartered in the United Kingdom, discovers, devel-ops, manufactures, and markets pharmaceuticals, vaccines, over-the-counter med-icines, and health-related consumer products, and provides healthcare services.

Warner-Lambert Company (WLA)
Warner-Lambert Company develops, manufactures, and markets pharmaceutical, con-sumer health care and confectionery products. Major brands in the consumer products area include Listerine, Benadryl, Sudafed, Schick, Halls lozenges, and Certs mints.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Semiconductor Five-Year Sector Portfolio, September 1999

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of semiconductor companies. The Trust is diversified across many semiconductor industries including design, distribution, manufac-turing and sales of electronic equipment. The Sponsor selects stocks within the sector that it believes have the potential for capital appreciation.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the semiconductor sector;

 . analyzes which subsectors may benefit from the predicted growth of semicon-ductor companies; and

 . selects representative companies within each subsector by examining:

 --business models;

 --brand-name recognition;

 --sales growth;

 --market share; and

 --financial and non-financial measures.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The Sponsor believes that despite a cloudy near-term outlook for this cyclical industry, a number of developments, including the following, have the poten-tial to fuel growth in this sector:

 . Communications Growth--Computing end markets remain the most important driver of industry sales, but the growth of the communications segment-- networking infrastructure, the Internet and wireless communications--may in-dicate continued strong demand for semiconductor devices.

 . Demand for Low-Priced PCs--Unit sales of sub-$1,000 systems have experienced recent, rapid growth. While low-end competition challenges manufacturers' profitability, it expands end markets to include some portion of the esti-mated 60% of consumers who do not own PCs.

 . Strength in Analog Market--Analog product life cycles tend to be longer, and the business is less capital-intensive than other areas of the semiconductor market. Consequently, analogs have been insulated from recent industry plagues and have seen more consistent operating results.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the semiconductor industry. Adverse devel-opments in this industry may affect the value of your Units. Companies in-volved in the semiconductor industry must contend with cyclical market pat-terns, rapid changes in technology, intense competition and the rapid obso-lescence of products and services.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own semiconductor stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

                                      ---

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------

Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          ----         ------
Total Maximum Sales Charge..........................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                   (based on a $10   Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        -------
Total.............................................    $0.02025        0.2025%

Maximum Organization Costs(5).....................    $ 0.0225         0.225%


(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The maximum deferred sales charge is a fixed dollar amount of $.35 Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from April 28, 2000 through August 31, 2000.

The maximum per Unit sales charges are reduced as follows:


                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
                 Number of Units(1)                  Charge(2)  Charge    Charge
 --------------------------------------------------  --------- --------   -------
 Less than 5,000...................................    1.00%    $0.35      4.50%
 5,000 to 9,999....................................    0.75%    $0.35      4.25%
 10,000 to 24,999..................................    0.50%    $0.35      4.00%
 25,000 to 49,999..................................    0.00%    $0.35      3.50%
 50,000 to 99,999..................................    0.00%    $0.35(3)   2.50%
 100,000 or more...................................    0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.
(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront charge will vary as the Unit price varies and after deferred charges begin.
(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                              Life of
    1 Year                           3 Years                                                 Portfolio
    ------                           -------                                                 ---------
    $488.82                          $530.32                                                  $575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

                                      ---

--------------------------------------------------------------------------------
Schedule of Investments
(at the Initial Date of Deposit, September 22, 1999)

        Nuveen Semiconductor Five-Year Sector Portfolio, September 1999

                                                              Percentage
                                                                  of
                                                              Aggregate                  Cost of    Current
Number of                                              Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)       Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------------------
           Circuit Boards                                        4.01%
     119   Jabil Circuit, Inc.                          JBL      4.01%     $50.5625      $ 6,017       N/A

           Circuits                                             15.97%
     108   Analog Devices, Inc.                         ADI      3.99%      55.5625        6,001       N/A
      91   Linear Technology Corporation                LLTC     3.99%      65.7500        5,983      0.24%
      86   Maxim Integrated Products, Inc.              MXIM     4.00%      69.7500        5,999       N/A
      67   Vitesse Semiconductor Corporation            VTSS     3.99%      89.2500        5,980       N/A

           Electronic Composition--Miscellaneous                67.97%
     119   Altera Corporation                           ALTR     3.98%      50.1250        5,965       N/A
     102   Applied Micro Circuits Corporation           AMCC     4.02%      59.1875        6,037       N/A
     161   Atmel Corporation                            ATML     4.00%      37.2500        5,997       N/A
      57   Broadcom Corporation                         BRCM     3.96%     104.1250        5,935       N/A
     151   Burr-Brown Corporation                       BBRC     3.99%      39.6250        5,983       N/A
     229   Cypress Semiconductor Corporation            CY       4.06%      26.6250        6,097       N/A
      73   Intel Corporation                            INTC     3.99%      82.0000        5,986      0.15%
      97   LAM Research Corporation                     LRCX     4.02%      62.1875        6,032       N/A
     193   Lattice Semiconductor Corporation            LSCC     3.96%      30.7500        5,935       N/A
     106   LSI Logic Corporation                        LSI      3.99%      56.5000        5,989       N/A
      78   Micron Technology, Inc.                      MU       4.06%      78.2500        6,104      0.26%
     178   National Semiconductor Corporation           NSM      4.05%      34.1250        6,074       N/A
      60   PMC-Sierra Inc.                              PMCS     4.01%     100.3125        6,019       N/A
      80   Solectron Corporation                        SLR      3.98%      74.5625        5,965       N/A
      78   STMicroelectronics N.V., ADR                 STM      3.97%      76.3750        5,957      0.08%
      69   Texas Instruments Incorporated               TXN      3.99%      86.8750        5,994      0.20%
      88   Xilinx, Inc.                                 XLNX     3.94%      67.2500        5,918       N/A
           Instruments--Controls                                 4.01%
     107   Microchip Technology Incorporated            MCHP     4.01%      56.2500        6,019       N/A
           Machinery--General Industrial                         4.01%
      74   Applied Materials, Inc.                      AMAT     4.01%      81.3125        6,017       N/A
           Wireless Equipment                                    4.03%
      69   Motorola, Inc.                               MOT      4.03%      87.6875        6,050      0.55%
  -------                                                       -----                   --------
   2,640                                                          100%                  $150,053
  =======                                                       =====                   ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Securities Descriptions

The stocks of the following companies are included in the Portfolio:

Altera Corporation (ALTR)
Altera Corporation designs, develops, manufactures and markets programmable logic devices (integrated circuits that offer onsite ability to customers). The Company's products serve the telecommunications, data communications, and in-dustrial applications markets.

Analog Devices, Inc. (ADI)
Analog Devices, Inc. is a global manufacturer of integrated circuits used in high-performance and digital signal processing. The Company's products are used in a variety of industries, including communications, computer peripherals, medical, and scientific instrumentation.

Applied Materials, Inc. (AMAT)
Applied Materials, Inc. develops, manufactures, markets and services semicon-ductor wafer fabrication equipment and related spare parts for the worldwide semiconductor industry. The Company also makes metrology systems and wafer and photomask inspection equipment.

Applied Micro Circuits Corporation (AMCC)
Applied Micro Circuits Corporation designs, develops, manufactures, and markets high-performance, high-bandwidth silicon solutions for the world's communica-tions infrastructure. The Company provides products for the automated test equipment, high-speed computing, and military markets.

Atmel Corporation (ATML)
Atmel Corporation designs, develops, manufactures, and markets high performance non-volatile memory and logic integrated circuits. The Company's customers in-clude manufacturers of communications and computer equipment, and companies in-volved in the consumer products, automotive, military and industrial markets.

Broadcom Corporation (BRCM)
Broadcom Corporation makes semiconductors used in broadband (high-speed) data and video transmission products for home and business use. The Company's chips are also used in products for Ethernet networking and digital broadcast satel-lite and subscriber line markets.

Burr-Brown Corporation (BBRC)
Burr-Brown Corporation develops, manufactures, and markets electronic compo-nents, including precision linear, data converters, and mixed signal integrated circuits. The Company's products address applications for both analog and digi-tal signal processing relating to industrial, communications, consumer, and computing markets.

Cypress Semiconductor Corporation (CY)
Cypress Semiconductor Corporation designs, develops, manufactures, and markets a line of digital and mixed-signal integrated circuits to the data communica-tions, computer, and telecommunications markets. Products are marketed world-wide.

Intel Corporation (INTC)
Intel Corporation is a worldwide manufacturer and marketer of integrated cir-cuits and other computer components. The Company's major products include mi-croprocessors (notably the Pentium series), microcontrollers, network and com-munications products, and digital imaging products.

Jabil Circuit, Inc. (JBL)
Jabil Circuit, Inc. is an independent supplier of turnkey manufacturing serv-ices for circuit board assemblies, subsystems and systems to major original equipment manufacturers. Customers are manufacturers in communications, per-sonal computer, computer peripheral, automotive and consumer markets.

LAM Research Corporation (LRCX)
LAM Research Corporation designs, manufactures, markets and services semicon-ductor processing equipment used in making integrated circuits. The Company's products are used to deposit special films on a silicon wafer and etch away portions of various films to create a circuit design.

Lattice Semiconductor Corporation (LSCC)
Lattice Semiconductor Corporation designs, develops, and markets high speed programmable logic devices (PLDs). The Company's products provide electronic systems customers with quickly designed and easily configured components.

Linear Technology Corporation (LLTC)
Linear Technology Corporation designs, manufactures and markets high perfor-mance linear integrated circuits throughout the world. Applications for the Company's products include telecommunications, notebook and desktop computers, video/multimedia, computer peripherals, cellular phones, network products and satellites.

LSI Logic Corporation (LSI)
LSI Logic Corporation designs, develops, manufactures, and markets application-specific integrated circuits and products. The Company's products are marketed primarily to original equipment manufacturers in the computer, communications, and consumer product industries.

Maxim Integrated Products, Inc. (MXIM)
Maxim Integrated Products, Inc. designs, develops, manufactures and markets a broad range of linear and mixed-signal integrated circuits. The Company's prod-ucts include data converters, interface circuits, microprocessor supervisors and amplifiers.

Microchip Technology Incorporated (MCHP)
Microchip Technology Incorporated is a supplier of field programmable 8-bit microcontrollers and related specialty memory products for high volume embedded control applications. The Company serves the consumer, automotive, office auto-mation, industrial and communications markets.

                                      ---

Micron Technology, Inc. (MU)
Micron Technology, Inc. designs, develops, manufactures and markets semiconduc-tor memory and enhancement products for workstations and personal computers. The Company's products include dynamic random access memory chips, static rams and board level products.

Motorola, Inc. (MOT)
Motorola, Inc. provides wireless communications, semiconductors, and advanced electronic systems, components and services. The Company's equipment businesses include cellular telephone, two-way radio, paging and data communications, com-puters, automotive, defense, and space electronics.

National Semiconductor Corporation (NSM)
National Semiconductor Corporation designs, develops, manufactures and markets a variety of semiconductor products, including microprocessors for the personal computer industry and a line of integrated circuits for a variety of indus-tries.

PMC-Sierra Inc. (PMCS)
PMC-Sierra Inc. designs, develops, markets, and supports semiconductor networking solutions. The Company's products are used in the high speed trans-mission and networking systems which are used to restructure the global tele-communications and data communications infrastructure.

Solectron Corporation (SLR)
Solectron Corporation is the world's largest provider of contract manufacturing services for original equipment manufacturers. The Company designs, builds, and services electronic systems for customers in a range of industries, such as computers, communications, and avionics.

STMicroelectronics N.V., ADR (STM)
STMicroelectronics N.V. (formerly SGS-Thomson), headquartered in France, de-signs, develops, manufactures and markets semiconductor integrated circuits and discrete devices used in telecommunications, consumer, automotive, computer and industrial sectors.

Texas Instruments Incorporated (TXN)
Texas Instruments Incorporated is a global semiconductor company and a leading designer and supplier of digital signal processors and analog products. The Company's digital signal processors (DSPs) are used in programmable products such as VCRs, camcorders, and cellular phones.

Vitesse Semiconductor Corporation (VTSS)
Vitesse Semiconductor Corporation designs, develops, manufactures, and markets integrated circuits for digital high-bandwidth communications and automatic test equipment (ATE). The Company's products address the needs of telecommuni-cations, data communications, and ATE equipment manufacturers.

Xilinx, Inc. (XLNX)
Xilinx, Inc. designs, develops and markets complete programmable logic solu-tions, including integrated circuits, software design tools, and predefined system functions delivered as cores of logic, and field engineering support.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

                                      ---

Nuveen Technology Five- Year Sector Portfolio, September 1999

Risk/Return Summary

Investment Objective

The Portfolio seeks to provide capital appreciation.

Investment Strategy

The Portfolio consists of the stocks of technology companies. The Portfolio is diversified across the technology sector including computers, computer networking, software, semiconductors and communications. The Sponsor selects stocks within the sector that it believes have the potential for capital ap-preciation.

The stocks are expected to remain in the Portfolio until termination.

Security Selection

To create the Portfolio, the Sponsor follows these steps:

 . identifies the various subsectors that comprise the technology sector;

 . analyzes which subsectors may benefit from the predicted growth of technol-ogy companies; and

 . selects representative companies within each subsector by examining:

 --business models;

 --brand-name recognition;

 --sales growth;

 --market share; and

 --financial and non-financial measures.

As of the Initial Date of Deposit, the stocks in the Portfolio are approxi-mately equally dollar weighted.

Sector Description

The technological revolution continues to surge forward at speeds once incom-prehensible. The Sponsor believes that a number of developments, including the following, have combined to fuel growth in this sector:

 . Internet Growth--The evolution and expansion of the Internet has generated tremendous growth opportunities. Internet-driven worldwide revenue should continue to grow as Internet access increases.

 . Low Cost PCs--The emergence of sub-$1,000 PCs has expanded the home computer market and driven the development of enhanced software for smaller comput-ers. Thus, the functionality and capabilities once available only through high-end, costly hardware are now accessible to home users.

 . Technological Advances--PC demand increases as users migrate or upgrade to faster, newer systems. The Sponsor believes that the demand surge that sur-rounded the arrival of Microsoft Windows 95 could potentially return with Intel's and Microsoft's ongoing product introductions.

Primary Risks

You can lose money by investing in the Portfolio. In addition, the Portfolio may not perform as well as you hope. These things can happen for various rea-sons, including:

 . Stock prices can be volatile.

 . Share prices or dividend rates on the stocks may decline during the life of the Portfolio.

 . The Portfolio is not actively managed and may continue to purchase or hold a stock included in the Portfolio even though the stock's outlook or its mar-ket value or yield may have changed.

 . The Portfolio is concentrated in the technology industry. Adverse develop-ments in this industry may affect the value of your Units. Companies in-volved in the technology industry must contend with rapid changes in tech-nology, intense competition and the rapid obsolescence of products and serv-ices.

 . Certain of the securities included in the Portfolio may be foreign securi-ties or American Depositary Receipts that evidence ownership of underlying foreign securities. Foreign securities present risks beyond those of U.S. issuers.

Investor Suitability

The Portfolio may be suitable for you if:

 . You are seeking to own technology stocks in one convenient package;

 . You want capital appreciation potential;

 . The Portfolio represents only a portion of your overall investment portfo-lio; and

 . The Portfolio is part of a longer term investment strategy.

                                      ---

The Portfolio is not appropriate for you if:

 . You are unwilling to take the risks involved with owning a concentrated eq-uity investment; or

 . You are seeking preservation of capital or high current income.

Fees and Expenses

This table shows the fees and expenses you may pay, directly or indirectly, when you invest in the Portfolio.

                                                       Percent of    Amount per
                                                     Public Offering   $1,000
                                                          Price      Invested(1)
                                                     --------------- -----------

Sales Charge
Initial Sales Charge(2).............................      1.00%        $10.00
Deferred Sales Charge(3)............................      3.50%        $35.00
                                                          ----         ------
Total Maximum Sales Charge..........................      4.50%        $45.00

Estimated Annual Operating Expenses

                                                                   Approximate %
                                                   Amount per Unit   of Public
                                                    (based on $10    Offering
                                                        Unit)        Price(1)
                                                   --------------- -------------
Trustee's Fee.....................................    $0.00950         0.095%
Sponsor's Supervisory Fee.........................    $0.00350         0.035%
Bookkeeping and Administrative Fees...............    $0.00250         0.025%
Evaluator's Fee...................................    $0.00300         0.030%
Other Operating Expenses(4).......................    $0.00175        0.0175%
                                                      --------        ------
Total.............................................    $0.02025        0.2025%

Maximum Organization Costs(5).....................    $ 0.0225         0.225%


(1) Based on 100 Units with a $10 per Unit Public Offering Price as of the Initial Date of Deposit.

(2) As provided below, the initial sales charge equals the difference between 4.5% and any remaining deferred sales charges. Accordingly, the percentage amount of the initial sales charge will vary over time.

(3) The maximum deferred sales charge is a fixed dollar amount of $.35 per Unit. The percentage provided is based on a $10 Unit as of the Initial Date of Deposit and will vary over time.

(4) Other Operating Expenses do not include brokerage costs and other transac-tional fees.

(5) Organization costs are deducted from Portfolio assets at the earlier of the close of the initial offering period or six months after the Initial Date of Deposit.

You will pay both an upfront and a deferred sales charge. The upfront sales charge equals the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. The deferred sales charges are $0.35 per Unit and are deducted monthly in installments of $0.07 per Unit on the last business day of the month from April 28, 2000 through August 31, 2000.

The maximum per Unit sales charges are reduced as follows:

                                                                           Total
                                                      Upfront  Deferred   Maximum
                                                       Sales    Sales      Sales
                 Number of Units(1)                  Charge(2)  Charge    Charge
 --------------------------------------------------  --------- --------   -------
 Less than 5,000...................................    1.00%    $0.35      4.50%
 5,000 to 9,999....................................    0.75%    $0.35      4.25%
 10,000 to 24,999..................................    0.50%    $0.35      4.00%
 25,000 to 49,999..................................    0.00%    $0.35      3.50%
 50,000 to 99,999..................................    0.00%    $0.35(3)   2.50%
 100,000 or more...................................    0.00%    $0.35(3)   1.50%

---------
(1) Sales charge reductions are computed both on a dollar basis and on the ba-sis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that ba-sis which is more favorable to you.

(2) The Upfront Sales Charge is based on the Unit price on the Initial Date of Deposit. The percentage amount of the Upfront charge will vary as the Unit price varies and after deferred charges begin.

(3) All Units are subject to the same deferred sales charges. When the de-ferred charges exceed the maximum sales charge, you will be given extra Units at the time of purchase.

The maximum sales charge on reinvested dividends is $0.35 per Unit.

As described in "Public Offering Price" in Part B of the Prospectus, certain classes of investors are also entitled to reduced sales charges. See "Public Offering Price" in Part B of the Prospectus for secondary market sales charges.

Example

This example may help you compare the cost of investing in the Portfolio to the cost of investing in other funds.

The example assumes that you invest $10,000 in the Portfolio for the periods indicated and then either redeem or do not redeem your Units at the end of those periods. The example also assumes a 5% return on your investment each year and that the Portfolio's operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

   1 Year                       3 Years                         Life of Portfolio
   -------                      -------                         -----------------
   $488.82                      $530.32                         $          575.89

See "Trust Operating Expenses" in Part B of the Prospectus for additional in-formation regarding expenses.

                                      ---

--------------------------------------------------------------------------------
Schedule of Investments
(at the Initial Date of Deposit, September 22, 1999)

          Nuveen Technology Five-Year Sector Portfolio, September 1999

                                                              Percentage
                                                                  of
                                                              Aggregate                  Cost of    Current
Number of                                              Ticker  Offering  Market Value Securities to Dividend
 Shares          Name of Issuer of Securities(1)       Symbol   Price     per Share   Portfolio(2)  Yield(3)
------------------------------------------------------------------------------------------------------------
           Computer Services                                     8.00%
     94    Computer Sciences Corporation                CSC      4.02%    $ 64.3125     $  6,045      N/A
    109    Electronic Data Systems Corporation          EDS      3.98%      54.8750        5,981     1.09%
           Computer Software                                    24.07%
     57    Adobe Systems Incorporated                   ADBE     4.02%     106.1875        6,053     0.19%
     91    BMC Software, Inc.                           BMCS     3.95%      65.3750        5,949      N/A
    109    Computer Associates International, Inc.      CA       4.06%      56.0000        6,104     0.14%
     64    Microsoft Corporation                        MSFT     4.03%      94.6250        6,056      N/A
    136    Oracle Corporation                           ORCL     4.02%      44.5000        6,052      N/A
    166    SAP AG, ADR                                  SAP      3.99%      36.1875        6,007      N/A
           Computers--Memory Devices                             4.01%
     84    EMC Corporation                              EMC      4.01%      71.7500        6,027      N/A
           Computers--Micro                                     24.01%
     86    Apple Computer, Inc.                         AAPL     3.96%      69.2500        5,956      N/A
    130    Dell Computer Corporation                    DELL     4.02%      46.5000        6,045      N/A
    120    Gateway Inc.                                 GTW      4.03%      50.5625        6,068      N/A
     60    Hewlett-Packard Company                      HWP      3.96%      99.3750        5,963     0.64%
     47    International Business Machines Corporation  IBM      3.98%     127.2500        5,981     0.38%
     66    Sun Microsystems, Inc.                       SUNW     4.06%      92.5625        6,109      N/A
           Electronic Composition--Miscellaneous                 3.96%
     80    Solectron Corporation                        SLR      3.96%      74.5625        5,965      N/A
           Electronic Composition--Semiconductor                 7.96%
     73    Intel Corporation                            INTC     3.98%      82.0000        5,986     0.15%
     69    Texas Instruments Incorporated               TXN      3.98%      86.8750        5,994     0.20%
           Machinery--General Industrial                         4.00%
     74    Applied Materials, Inc.                      AMAT     4.00%      81.3125        6,017      N/A
           Networking Products                                   3.97%
     84    Cisco Systems, Inc.                          CSCO     3.97%      71.1250        5,975      N/A
           Telecommunication Equipment                          16.00%
    218    Alcatel, ADR                                 ALA      3.98%      27.5000        5,995     1.27%
     89    Lucent Technologies Inc.                     LU       3.98%      67.2500        5,985     0.12%
     68    Nokia Corp., ADR                             NOK      3.98%      88.0625        5,988     0.42%
    127    Nortel Networks Corporation                  NT       4.06%      48.0625        6,104     0.31%
           Wireless Equipment                                    4.02%
     69    Motorola, Inc.                               MOT      4.02%      87.6875        6,050     0.55%
  -----                                                         ------                  --------
  2,370                                                           100%                  $150,455
  =====                                                         ======                  ========

---------
See "Notes to Portfolios."

Please note that if this prospectus is used as a preliminary prospectus for fu-ture Nuveen Defined Portfolios, the portfolio will contain different stocks from those described above.

                                      ---

Securities Descriptions

The stocks of the following companies are included in the Portfolio:

Adobe Systems Incorporated (ADBE)
Adobe Systems Incorporated develops, markets, and supports computer software products and technologies. The Company's products allow users to express and use information across all print and electronic media.

Alcatel, ADR (ALA)
Alcatel, headquartered in France, is engaged in the design, development, and supply of telecommunications and multimedia equipment, systems and services. Products include mobile telephones, switching equipment, underwater networks, and solutions for utilities, cable TV operators, and the Internet.

Apple Computer, Inc. (AAPL)
Apple Computer, Inc. is a major developer, manufacturer, and marketer of per-sonal computers and peripheral products for sale primarily to the business, creative, education, government, and consumer markets. Manufacturing facilities are located in the U.S., Ireland, and Singapore.

Applied Materials, Inc. (AMAT)
Applied Materials, Inc. develops, manufactures, markets and services semicon-ductor wafer fabrication equipment and related spare parts for the worldwide semiconductor industry. The Company's customers include semiconductor wafer manufacturers and semiconductor integrated circuit manufacturers.

BMC Software, Inc. (BMCS)
BMC Software, Inc. provides systems management software solutions for host mainframe and distributed information systems. The Company also sells and pro-vides maintenance, enhancement and support services for its products.

Cisco Systems, Inc. (CSCO)
Cisco Systems, Inc. supplies data networking products to the corporate enter-prise and public wide area service provider markets. The Company offers a vari-ety of products including routers, LAN and ATM switches, dial-up access servers and network management software.

Computer Associates International, Inc. (CA)
Computer Associates International, Inc. designs, develops, markets, licenses, and supports a wide range of integrated computer software products. The Company's products are used with a variety of desktop, midrange, and mainframe computers.

Computer Sciences Corporation (CSC)
Computer Sciences Corporation provides information technology services through outsourcing (operating a customer's technology infrastructure); systems inte-gration (designing, developing and implementing information systems); and I/T and management consulting services.

Dell Computer Corporation (DELL)
Dell Computer Corporation designs, develops, manufactures, markets, services, and supports a variety of computer systems, including desktops, notebooks and network services. The Company also customizes products and services to end-user requirements.

EMC Corporation (EMC)
EMC Corporation designs, manufactures, markets and supports a wide range of storage-related hardware and software for a variety of markets, including main-frames, networks, information storage and retrieval systems.

Electronic Data Systems Corporation (EDS)
Electronic Data Systems Corporation specializes in business process management, management consulting and electronic business solutions. The Company's services include the management of computers, networks, and information processing fa-cilities.

Gateway Inc. (GTW)
Gateway Inc. markets personal computers to consumers. The Company develops, markets, and manufactures big screen PC/TVs, desktops and portable PCs used by businesses, individuals, families, government agencies and educational institu-tions worldwide. Gateway also sells peripheral products and software.

Hewlett-Packard Company (HWP)
Hewlett-Packard Company designs, manufactures, and services products and sys-tems for computation and communications. The Company sells its products, in-cluding DeskJet printers and HP calculators, around the world.

Intel Corporation (INTC)
Intel Corporation is a worldwide manufacturer and marketer of integrated cir-cuits and other computer components. The Company's major products include mi-croprocessors (notably the Pentium series), microcontrollers, network and com-munications products, and digital imaging products.

International Business Machines Corporation (IBM)
International Business Machines Corporation is the world's leading supplier of computer hardware, including personal computers, mainframes, network servers, and peripherals. The Company is also a major software manufacturer.

Lucent Technologies Inc. (LU)
Lucent Technologies Inc. designs, develops, and manufactures telecommunications systems, software, and related products that are sold worldwide. The Company is a top maker of digital signal processors and telecommunication power systems.

Microsoft Corporation (MSFT)
Microsoft Corporation is a leading manufacturer of computer software. Products and services include operating systems, server applications, business and con-sumer productivity applications, software development tools, and Internet soft-ware and technologies. The Company is best known for its Microsoft MS-DOS and Microsoft Windows operating systems.

                                      ---

Motorola, Inc. (MOT)
Motorola, Inc. provides wireless communications, semiconductors, and advanced electronic systems, components and services. The Company's equipment businesses include cellular telephone, two-way radio, paging and data communications, com-puters, automotive, defense, and space electronics.

Nokia Corp., ADR (NOK)
Nokia Corp., headquartered in Finland, is an international telecommunications company that develops and manufactures mobile phones, networks and systems for cellular and fixed networks. The Company also supplies infrastructure equip-ment.

Nortel Networks Corporation (NT)
Nortel Networks Corporation (formerly Northern Telecom Limited) designs, devel-ops, manufactures, markets, and services fully digital telecommunications sys-tems. Principal networks offered include enterprise, public, wireless and broadband. The Company operates worldwide.

Oracle Corporation (ORCL)
Oracle Corporation is a leading developer of database management systems (DBMS) software, which allows simultaneous access to data by multiple users. The Com-pany offers its database software and other products and support services around the world.

SAP AG, ADR (SAP)
SAP AG, headquartered in Germany, is engaged in the design and development of business application software. The Company develops software that helps compa-nies link their business processes. SAP markets its products and services through subsidiaries, distributors and other business partners worldwide.

Solectron Corporation (SLR)
Solectron Corporation is the world's largest provider of contract manufacturing services for original equipment manufacturers. The Company designs, builds, and services electronic systems for customers in a range of industries, such as computers, communications, and avionics.

Sun Microsystems, Inc. (SUNW)
Sun Microsystems, Inc. supplies enterprise network computing products world-wide, including workstations, servers, storage devices, and the UNIX operating system. The Company's products are used for commercial and technical applica-tions in various industries.

Texas Instruments Incorporated (TXN)
Texas Instruments Incorporated is a global semiconductor company and a leading designer and supplier of digital signal processors and analog products. The Company's digital signal processors (DSPs) are used in programmable products such as VCRs, camcorders, and cellular phones.

Nuveen has obtained these company descriptions from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completetness of the information provided.

                                      ---

How to Buy and Sell Units

Investing in the Portfolios

The minimum investment is normally $1,000 or 100 Units, whichever is less. However, for IRA purchases the minimum investment is $500 or the nearest whole number of Units whose value is less than $500.

You can buy Units from any participating dealer.

As of September 22, 1999, the Initial Date of Deposit, the per Unit Public Of-fering Price for each Portfolio is $10.00. As described above, Units are sub-ject to an upfront sales charge that is equal to the difference between the total maximum sales charge of 4.5% of the Public Offering Price and the re-maining deferred sales charges. If a Portfolio has any remaining deferred sales charges, you will also pay those charges. The Public Offering Price in-cludes the upfront sales charge and the estimated organization cost of $.0225 per Unit. The Public Offering Price changes every day with changes in the price of the securities. As of the close of business on September 22, 1999, the number of Units of each Portfolio may be adjusted so that the per Unit Public Offering Price will equal $10.00.

If you are buying Units with assets received from the redemption or termina-tion of another Nuveen Defined Portfolio, you will pay a reduced sales charge of $0.35 per Unit. You may also buy Units with that sales charge if you are purchasing Units with the termination proceeds from a non-Nuveen unit trust with a similar investment strategy. Such purchases entitled to this sales charge reduction may be classified as "Rollover Purchases." In addition, Wrap Account Purchases and certain other investors described in Part B of the Pro-spectus, may buy Units at the Public Offering Price for non-breakpoint pur-chases minus the concession the Sponsor typically allows for dealers for non-breakpoint purchases.

Each Portfolio's securities are valued by the Evaluator, The Chase Manhattan Bank, generally on the basis of their closing sales prices on the applicable national securities exchange or The Nasdaq Stock Market, Inc. every business day.

The Sponsor intends to periodically create additional Units of each Portfolio. See "Nuveen Defined Portfolios" and "Composition of Trusts" in Part B of the Prospectus for more details.

See "Public Offering Price" and "Market for Units" in Part B for additional information and secondary market sales charges.

Sales or Redemptions

Units may be redeemed by the Trustee, The Chase Manhattan Bank, on any busi-ness day at their current market value. Unitholders who purchase at least 1,000 Units may elect to be distributed the underlying stock, rather than cash, if the election is made at least five business days prior to a Portfo-lio's termination.

Although not obligated to do so, the Sponsor, John Nuveen & Co. Incorporated, may maintain a market for Units and offer to repurchase the Units at prices based on their current market value. If a secondary market is not maintained, a Unitholder may still redeem Units through the Trustee.

During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the price at which the Trustee will redeem Units and the price at which the Sponsor may repurchase Units include estimated organization costs. After such period, the amount paid will not include such estimated organization costs.

Any applicable deferred sales charges remaining on Units at the time of their sale or redemption will be collected at that time.

See "Redemption" and "Market for Units" in Part B of the Prospectus for de-tails.

Risk Factors

You can lose money by investing in a Portfolio. Recently, equity markets have experienced significant volatility. Your investment is at risk primarily be-cause of:

 . Market risk

  Market risk is the risk that a particular stock in a Portfolio, the Portfo-lio itself or stocks in general may fall in value. Market value may be af-fected by a variety of factors including:

  --General stock market movements;

  --Changes in the financial condition of an issuer or an industry;

  --Changes in perceptions about an issuer or an industry;

  --Interest rates and inflation;

  --Governmental policies and litigation; and

  --Purchases and sales of securities by a Portfolio.

                                      ---

 . Inflation risk

  Inflation risk is the risk that the value of assets or income from invest-ments will be less in the future as inflation decreases the value of money.

 . Small company risk

  Some of the stocks selected for the Portfolios may be issued by small capi-talization companies. These stocks customarily involve more investment risk than larger capitalization stocks. These additional risks are due in part to the following factors. Small cap companies may:

  --Have limited product lines, markets or financial resources;

  --Have less publicly available information;

  --Lack management depth or experience;

  --Be less liquid;

  --Be more vulnerable to adverse general market or economic developments; and

  --Be dependent upon products that were recently brought to market or key personnel.

 .Concentration risk

  When stocks in a particular industry make up 25% or more of a Portfolio, it is said to be "concentrated" in that industry, which makes a Portfolio less diversified and subject to more market risk. The Portfolios are concentrated in the securities of their respective industries. Please be aware that the industry predictions contained in the Prospectus for each Portfolio may not materialize, and that the companies selected for a Portfolio do not repre-sent its entire industry and such Portfolio may not participate in the ex-pected overall industry growth.

  Biotechnology Industry--Here is what you should know about a concentration in stocks of the biotechnology industry:

  --Companies involved in ths industry must contend with:

   high development costs;

   the inability to raise prices to cover cost because of managed care pres-sure, government regulation or price controls;

   termination of their patent protection for their drug, vaccine and therapeutic products; and

   expensive insurance due to the risk of product liability lawsuits.

  --As an emerging growth industry, companies may be thinly capitalized and more volatile as a result.

  --These companies may depend on a few products for all revenues and may de-pend on their competitors to produce and market their products, making their products susceptible to obsolescence.

  Energy Industry--Here is what you should know about a concentration in stocks of the energy industry:

  --Companies involved in this industry must contend with:

   changes in value and dividend yield which depend largely on the price and supply of unpredictable energy fuels and consumer demand;

  energy conservation;

  taxes; and

  government regulation.

  --International politics may cause price and supply fluctuations.

  --Increasing sensitivity to environmental concerns will likely pose serious challenges to the industry over the coming decade.

  Financial Services Industry--There are four types of financial services com-panies included in the Financial Services Portfolio: banks and thrifts, in-surance companies, investment firms and real estate firms.

  --Banks and thrifts must contend with:
   . volatile interest rates;
   . the adverse affects of economic recession;
   . competition;
   . portfolio concentrations in geographic markets and in real estate loans;
     and
   . significant regulation.

  --Insurance companies must contend with:
   . interest rate movements;
   . the imposition of premium rate caps;
   . competition and pressure to compete globally;
   . weather catastrophes and other disasters that require payouts; . mortality rates; and
   . government regulation or tax law changes.

  --Investment firms must contend with:
   . shrinking profit margins due to new competitors;
   . the cost of new technology; and
   . the pressure to compete globally.

                                      ---

  --Real estate firms must contend with:
   . volatile interest rates;
   . economic recession;
   . changes in the real estate market;
   . vacancy rates; and
   . competition.

  Pharmaceutical Industry--Here is what you should know about a concentration in stocks of the pharmaceutical industry:

  --Companies involved in this industry must contend with:

   increasing competition from generic drug sales;

   termination of their patent protection for drug products; and

   technological advances that may render their products or services obso-lete.

  --Governmental regulation of their products and services can have a signifi-cant unfavorable effect on the price and availability of such products or services.

  Semiconductor and Technology Industries--Here is what you should know about a concentration in stocks of the semiconductor and technology industries:

  --Companies involved in these industries must contend with:

   rapid and sometimes unexpected changes in technology;

   worldwide competition;

   dependence on key suppliers and supplies;

   rapid obsolescence of products and services;

   cyclical market patterns;

   evolving industry standards; and

   frequent new product introductions.

  --An unexpected change in one or more of the technologies affecting an is-suer's products or in the market for products based on a particular tech-nology could have an adverse effect on an issuer's operating results.

  --Operating results and customer relationships could be adversely affected by:

   an increase in price for, or an interruption or reduction in supply of, any key components; and

   the failure of the issuer to comply with rigorous industry standards.

  Additionally, companies in each of the Portfolios may have:

  --Exceptionally high price-to-earnings ratios with little or no earnings histories; and

  --Extreme price and volume fluctuations that may be unrelated to their oper-ating performance.

 .Foreign risks

  Certain of the securities included in the Portfolios may be foreign securi-ties or American Depositary Receipts ("ADRs") of foreign companies. ADRs are denominated in U.S. dollars and are typically issued by a U.S. bank or trust company. An ADR evidences ownership of an underlying foreign security. For-eign securities present risks beyond securities of U.S. issuers. Foreign companies may be affected by:

  --adverse political, diplomatic and economic developments;

  --changes in foreign currency exchange rates; and

  --taxes and less publicly available information.

Distributions

Income Distributions

Cash dividends received by each Portfolio, net of expenses, will be paid each June 30 and December 31 ("Income Distribution Dates"), beginning December 31, 1999, to Unitholders of record each June 15 and December 15 ("Income Record Dates"), respectively.

Capital Distributions

Distributions of funds in the Capital Account, net of expenses, will be made when a Portfolio terminates. In certain circumstances, additional distribu-tions may be made.

See "Distributions To Unitholders" in Part B of the Prospectus for more de-tails.

                                      ---

General Information

Termination

Commencing on September 21, 2004, the Mandatory Termination Date, the securi-ties in the Portfolios will begin to be sold as prescribed by the Sponsor. The Trustee will provide written notice of the termination to Unitholders which will specify when certificates may be surrendered.

Unitholders will receive a cash distribution within a reasonable time after a Portfolio terminates. However, Unitholders who purchase at least 1,000 Units may elect to be distributed the underlying stock if the election is made at least five business days prior to a Portfolio's termination. See "Distribu-tions to Unitholders" and "Other Information--Termination of Indenture" in Part B of the Prospectus for more details.

The Sponsor

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a range of equity and fixed-income unit trusts designed to suit the unique circumstances and financial planning needs of mature investors. Nuveen, a leader in tax-ef-ficient investing, believes that a carefully selected portfolio can play an important role in building and sustaining the wealth of a lifetime. More than
1.3 million investors have trusted Nuveen to help them maintain the lifestyle they currently enjoy.

The prospectus describes in detail the investment objectives, policies and risks of a Portfolio. We invite you to discuss the contents with your finan-cial adviser, or you may call us at 800-257-8787 for additional information.

Dealer Concessions

The Sponsor plans to allow a concession of 3.50% for non-breakpoint purchases of Units to dealer firms in connection with the sale of Units in a given transaction.

The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Rollover Purchases, Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases, as follows:

-------------------------------------------------------------------------------

                                                                          %
                                                                      Concession
Number of Units*                                                       per Unit
----------------                                                      ----------
Less than 5,000......................................................    3.50%
5,000 to 9,999.......................................................    3.25
10,000 to 24,999.....................................................    3.00
25,000 to 49,999.....................................................    2.50
50,000 to 99,999.....................................................    1.50
100,000 or more......................................................    0.75
Rollover Purchases (per Unit)........................................   $0.25
Wrap Account Purchases...............................................    0.00

*Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc., and will be applied on that basis which is more favorable to the purchaser and may result in a reduction in the concession per Unit.

See "Distributions of Units to the Public" in Part B of the Prospectus for ad-ditional information on dealer concessions, volume incentives and secondary market concessions.

Optional Features

Letter of Intent (LOI)

Investors may use a Letter of Intent to get reduced sales charges on purchases made over a 13-month period (and to take advantage of dollar cost averaging). The minimum LOI investment is $50,000. See "Public Offering Price" in Part B of the Prospectus for details.

Reinvestment

Distributions from a Portfolio can be invested with no sales charge into Nuveen mutual or money market funds. Also, income and certain capital distri-butions from a Portfolio can be reinvested at a reduced sales charge into ad-ditional Units of the Portfolio. Distributions reinvested into a Portfolio are subject to any remaining deferred sales charges. See "Distributions to Unitholders" and "Accumulation Plan" in Part B of the Prospectus for details.

Nuveen Mutual Funds

Portfolio purchases may be applied toward breakpoint pricing discounts for Nuveen Mutual Funds. For more information about Nuveen investment products, obtain a prospectus from your financial adviser.

                                      ---

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Notes to Portfolios

(1) All securities are represented by regular way contracts to purchase such securities for the performance of which an irrevocable letter of credit has been deposited with the Trustee. The contracts to purchase the securi-ties were entered into by the Sponsor on September 21, 1999.

(2) The cost of the securities to each Portfolio represents the aggregate un-derlying value with respect to the securities acquired (generally deter-mined by the closing sale prices of the listed securities on the business day preceding the Initial Date of Deposit). The valuation of the securi-ties has been determined by the Trustee. As of the Initial Date of Depos-it, other information regarding the securities is as follows:

                                                       Estimated   Estimated Net
                           Value of  Cost to   Gain  Annual Income Annual Income
                          Securities Sponsor  (loss) Per Portfolio    Per Unit
                          ---------- -------- ------ ------------- --------------
Biotechnology Sector
 Portfolio..............   $150,033  $150,198 $(165)    $  258     Not Applicable
Energy Sector Portfolio.   $151,143  $151,273 $(130)    $2,499     $      0.14347
Financial Services
 Sector Portfolio.......   $150,356  $150,514 $(158)    $3,152     $      0.18731
Pharmaceutical Sector
 Portfolio..............   $150,424  $150,592 $(168)    $1,325     $      0.06695
Semiconductor Sector
 Portfolio..............   $150,053  $150,094 $ (41)    $   88     Not Applicable
Technology Sector
 Portfolio..............   $150,455  $150,515 $ (60)    $  328     $      0.00132

  Estimated Annual Income Distributions are based on the most recent ordinary dividend paid on that security. Estimated Net Annual Income Distributions per Unit are based on the number of Units, the fractional undivided interest in the Securities per Unit and the aggregate value of the Securities per Unit as of the Initial Date of Deposit. Investors should note that the ac-tual amount of income distributed per Unit by a Portfolio will vary from the estimated amount due to a variety of factors including, changes in the items described in the preceding sentence, expenses and actual dividends declared and paid by the issuers of the securities.

(3) Current Dividend Yield for each security was calculated by annualizing the most recent ordinary dividend paid on that security and dividing the re-sult by that security's closing sale price on the business day prior to the Initial Date of Deposit.

(4) This security represents the common stock of a foreign company which trades directly on a United States national securities exchange.

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                                      ---

Statements of Condition
(at the Initial Date of Deposit, September 22, 1999)

                                                  Financial
                          Biotechnology  Energy   Services  Pharmaceutical Semiconductor Technology
                            Five-Year   Five-Year Five-Year   Five-Year      Five-Year   Five-Year
                             Sector      Sector    Sector       Sector        Sector       Sector
                            Portfolio   Portfolio Portfolio   Portfolio      Portfolio   Portfolio
                          ------------- --------- --------- -------------- ------------- ----------
Trust Property
Investment in securities
 represented by purchase
 contracts(1)(2)........    $150,033    $151,143  $150,356     $150,424      $150,053     $150,455
                            ========    ========  ========     ========      ========     ========
Liabilities and Interest
 of Unitholders
Liabilities:
  Deferred sales
   charge(3)............    $  5,304    $  5,343  $  5,315     $  5,318      $  5,305     $  5,319
  Reimbursement of Spon-
   sor for organization
   costs(4).............    $    341    $    343  $    342     $    342      $    341     $    342
                            --------    --------  --------     --------      --------     --------
     Total..............    $  5,645    $  5,686  $  5,657     $  5,660      $  5,646     $  5,661
                            ========    ========  ========     ========      ========     ========
Interest of Unitholders:
  Units of fractional
   undivided interest
   outstanding..........      15,154      15,266    15,187       15,194        15,156       15,197
  Cost to investors(5)..    $151,480    $152,601  $151,807     $151,875      $151,500     $151,906
   Less: Gross under-
    writing
    commission(6).......    $  6,751    $  6,801  $  6,766     $  6,769      $  6,752     $  6,770
   Less: Organization
    costs(4)............    $    341    $    343  $    342     $    342      $    341     $    342
                            --------    --------  --------     --------      --------     --------
  Net amount applicable
   to investors.........    $144,388    $145,457  $144,699     $144,764      $144,407     $144,794
                            --------    --------  --------     --------      --------     --------
     Total..............    $150,033    $151,143  $150,356     $150,424      $150,053     $150,455
                            ========    ========  ========     ========      ========     ========

---------

(1) Aggregate cost of securities listed under "Schedule of Investments" is based on their aggregate underlying value.

(2) An irrevocable letter of credit has been deposited with the Trustee as collateral, which is sufficient to cover the monies necessary for the pur-chase of the securities pursuant to contracts for the purchase of such se-curities.

(3) Represents the amount of mandatory distributions from a Portfolio ($0.35 per Unit), payable to the Sponsor in five equal monthly installments of $0.07 per Unit beginning on April 28, 2000, and on the last business day of each month thereafter through August 31, 2000.

(4) A portion of the Public Offering Price consists of an amount sufficient to reimburse the Sponsor for all or a portion of the costs of establishing a Portfolio. These costs have been estimated at $.0225 per Unit for each Portfolio. A payment will be made as of the earlier of six months after the Initial Date of Deposit or the end of the initial offering period to an account maintained by the Trustee from which the obligations of the in-vestors to the Sponsor will be satisfied. To the extent that actual organ-ization costs are greater than the estimated amount, only the estimated organization costs added to the Public Offering Price will be reimbursed to the Sponsor and deducted from the assets of a Portfolio.

(5) Aggregate Public Offering Price computed as set forth under "PUBLIC OFFER-ING PRICE" in Part B of this Prospectus.

(6) The gross underwriting commission of 4.50% per Unit includes both an up-front and a deferred sales charge and has been calculated on the assump-tion that the Units sold are not subject to a reduction of sales charges. In single transactions involving 5,000 Units or more, the sales charge is reduced. (See "PUBLIC OFFERING PRICE" in Part B of this Prospectus.)


                                      ---

Report of Independent Public Accountants

To the Board of Directors of John Nuveen & Co. Incorporated and Unitholders of Nuveen Unit Trusts, Series 62:

We have audited the accompanying statements of condition and the schedules of investments at date of deposit (included in Part A of this Prospectus) of Nuveen Unit Trusts, Series 62 as of September 22, 1999. These financial state-ments are the responsibility of the Sponsor. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of mate-rial misstatement. An audit includes examining, on a test basis, evidence sup-porting the amounts and disclosures in the financial statements. Our proce-dures included confirmation of the irrevocable letter of credit arrangement for the purchase of securities, described in Note (2) to the statements of condition, by correspondence with the Trustee. An audit also includes assess-ing the accounting principles used and significant estimates made by the Spon-sor, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the statements of condition and the schedules of investments at date of deposit referred to above present fairly, in all material respects, the financial position of Nuveen Unit Trusts, Series 62, as of September 22, 1999, in conformity with generally accepted accounting principles.

                                                ARTHUR ANDERSEN LLP

Chicago, Illinois
September 22, 1999.

                                      ---

Defined                  NUVEEN UNIT TRUSTS, SERIES 62
Portfolios                    PROSPECTUS -- PART A

                               September 22, 1999

                              Sponsor       John Nuveen & Co. Incorporated
                                            333 West Wacker Drive
                                            Chicago, IL 60606-1286
                                            Telephone: 312-917-7700


                              Trustee       The Chase Manhattan Bank
                                            4 New York Plaza
                                            New York, NY 10004-2413
                                            Telephone: 800-257-8787

  This Prospectus does not contain complete information about the Portfolio filed with the Securities and Exchange Commission in Washington, DC under the:

  Securities Act of 1933 (file no. 333-85875)

  Investment Company Act of 1940 (file no. 811-08103)

  To obtain copies at proscribed rates--
    Write: Public Reference Section of the Commission, 450 Fifth Street NW,
           Washington, DC 20549-6009
    Call:  (800) SEC-0330
    Visit: http://www.sec.gov

  No person is authorized to give any information or representation about the Portfolio not contained in Parts A or B of this Prospectus or the Information Supplement, and you should not rely on any other information.

  When Units of the Portfolio are no longer available or for investors who will reinvest into subsequent series of the Portfolio, this Prospectus may be used as a preliminary Prospectus for a future series. If this is the case, investors should note the following:

    1. Information in this Prospectus is not complete and may be changed;

    2. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective; and

    3. This prospectus is not an offer to sell the securities of a future series and is not soliciting an offer to buy such securities in any state where the offer or sale is not permitted.

[NUVEEN LOGO]

Defined Portfolios

Nuveen Equity Portfolio Prospectus
         Prospectus Part B dated September 22, 1999

  The Prospectus for a Nuveen Defined Portfolio (a "Trust") is divided into two parts. Part A of the Prospectus relates exclusively to a particular Trust and provides specific information regarding the Trust's portfolio, strategies, investment objectives, expenses, financial highlights, income and capital distributions, hypothetical performance information, risk factors and optional features. Part B of the Prospectus provides more general information regarding the Nuveen Defined Portfolios. You should read both Parts of the Prospectus and retain them for future reference. Except as provided in Part A of the Prospectus, the information contained in this Part B will apply to each Trust.

  Additional information about the Trusts is provided in the Information Supplement. You can receive an Information Supplement by calling The Chase Manhattan Bank (the "Trustee") at (800) 257-8787.

Nuveen Defined Portfolios

Each Nuveen Defined Portfolio consists of a portfolio of Securities of companies described in the applicable Part A of the Prospectus (see "Schedule of Investments" in Part A of the Prospectus for a list of the Securities included in a Trust).

Minimum Investment--$1,000 or 100 Units ($500 or nearest whole number of Units whose value is less than $500 for IRA purchases), whichever is less.

Redeemable Units. Units of a Trust are redeemable at the offices of the Trustee at prices based upon the aggregate underlying value of the Securities (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the Redemption Price per Unit includes estimated organization costs per Unit. After such period, the Redemption Price will not include such estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus for the organization costs and see "REDEMPTION" herein for a more detailed discussion of redeeming your Units.

Dividend and Capital Distributions. Cash dividends received by a Trust will be paid on those dates set forth under "Distributions" in Part A of the Prospectus. Distributions of funds in the Capital Account, if any, will be made as part of the final liquidation distribution, if applicable, and in certain circumstances, earlier. See "DISTRIBUTIONS TO UNITHOLDERS."

Public Offering Price. Public Offering Price of a Trust during the Initial Offering Period is based upon the aggregate underlying value of the Securities in the Trust's portfolio (generally determined by the closing sale prices of the listed Securities and the ask prices of over-the-counter traded Securities) plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus a sales charge as set forth in Part A of the Prospectus and is rounded to the nearest cent. The Public Offering Price during the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period also includes organization costs incurred in establishing a Trust. These costs will be deducted from the assets of the Trust as of the close of such period. See "Risk/Return Summary-Fees and Expenses" in Part A of the Prospectus. For Units purchased in the secondary market, the Public Offering Price is based upon the aggregate underlying value of the Securities in the Trust (generally determined by the closing sale prices of the listed Securities and the bid prices of over-the-counter traded Securities) plus the applicable sales charges. A pro rata share of accumulated dividends, if any, in the Income Account from the preceding Record Date to, but not including, the settlement date (normally three business days after purchase) is added to the Public Offering Price. (See "PUBLIC OFFERING PRICE.")

  The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                               TABLE OF CONTENTS

                                                                            Page
                                                                            ----
NUVEEN DEFINED PORTFOLIOS..................................................   3
COMPOSITION OF TRUSTS......................................................   4
PUBLIC OFFERING PRICE......................................................   5
MARKET FOR UNITS...........................................................   9
EVALUATION OF SECURITIES AT THE INITIAL DATE OF DEPOSIT....................  10
TAX STATUS.................................................................  10
RETIREMENT PLANS...........................................................  15
TRUST OPERATING EXPENSES...................................................  15
DISTRIBUTIONS TO UNITHOLDERS...............................................  16
ACCUMULATION PLAN..........................................................  17
REPORTS TO UNITHOLDERS.....................................................  18
UNIT VALUE AND EVALUATION..................................................  18
DISTRIBUTIONS OF UNITS TO THE PUBLIC.......................................  19
OWNERSHIP AND TRANSFER OF UNITS............................................  21
REPLACEMENT OF LOST, STOLEN OR DESTROYED CERTIFICATES......................  21
REDEMPTION.................................................................  21
SPECIAL REDEMPTION, LIQUIDATION AND INVESTMENT IN A NEW TRUST..............  23
PURCHASE OF UNITS BY THE SPONSOR...........................................  25
REMOVAL OF SECURITIES FROM THE TRUSTS......................................  25
INFORMATION ABOUT THE TRUSTEE..............................................  26
LIMITATIONS ON LIABILITIES OF SPONSOR AND TRUSTEE..........................  26
SUCCESSOR TRUSTEES AND SPONSORS............................................  26
INFORMATION ABOUT THE SPONSOR..............................................  27
INFORMATION ABOUT THE EVALUATOR............................................  27
FORTUNE LICENSE AGREEMENT..................................................  28
OTHER INFORMATION..........................................................  28
LEGAL OPINION..............................................................  29
AUDITORS...................................................................  29
SUPPLEMENTAL INFORMATION...................................................  29

Nuveen Defined Portfolios

  This Nuveen Defined Portfolio is one of a series of separate but similar investment companies created by the Sponsor, each of which is designated by a different Series number. The Nuveen Defined Portfolios consist of, among others, Strategy Trusts and Sector Trusts. Strategy Trusts include, but are not limited to, Nuveen-Standard & Poor's Quality Buyback Portfolios, Nuveen Dow 5SM and Dow 10SM Portfolios, Nuveen Rittenhouse Concentrated Growth Portfolios, Nuveen-FORTUNE's America's Most Admired Companies Portfolios, Arvest Regional ImpactTM Portfolios, Harris Insight(R) Multi-Sector Portfolios and Peroni Growth Portfolios. Sector Trusts include, but are not limited to, Nuveen Dow JonesSM Energy Sector Portfolios, Nuveen Dow JonesSM Financial Services Sector Portfolios, Nuveen Dow JonesSM Pharmaceutical Sector Portfolios, Nuveen Dow JonesSM Precious Metals Sector Portfolios, Nuveen Dow JonesSM Technology Sector Portfolios, Nuveen Communications Sector Portfolios, Nuveen Bandwidth Sector Portfolios, Nuveen Consumer Electronics Sector Portfolios, Nuveen Digital Sector Portfolios, Nuveen e-Commerce Sector Portfolios, Nuveen e-Finance Sector Portfolios, Nuveen Internet Sector Portfolios, Nuveen Retail Sector Portfolios, Nuveen Semiconductor Sector Portfolios, and Nuveen Utility Sector Portfolios.

  The underlying unit investment trusts contained in this Series are combined under one Trust Indenture and Agreement. Specific information regarding each Trust is set forth in Part A of this Prospectus. The various Nuveen Defined Portfolios are collectively referred to herein as the "Trusts." This Series was created under the laws of the State of New York pursuant to a Trust Indenture and Agreement dated the Initial Date of Deposit (the "Indenture") between John Nuveen & Co. Incorporated ("Nuveen" or the "Sponsor") and The Chase Manhattan Bank (the "Trustee").

  The Sponsor has deposited with the Trustee delivery statements relating to contracts for the purchase of the securities of the companies described in the applicable Part A of the Prospectus, together with funds represented by an irrevocable letter of credit issued by a major commercial bank in the amount required for their purchase (or the securities themselves). See "Schedule of Investments" in Part A of the Prospectus, for a description of the Securities deposited in the applicable Trust. See also, "Risk/Return Summary" and "Risk Factors" in Part A of the Prospectus. As used herein, the term "Securities" means the Securities (including contracts for the purchase thereof) initially deposited in each Trust and described in the related portfolio and any additional equity securities that may be held by a Trust.

  The Trustee has delivered to the Sponsor registered Units which represent ownership of the entire Trust, and which are offered for sale by this Prospectus. Each Unit of a Trust represents a fractional undivided interest in the Securities deposited in such Trust. Units may only be sold in states in which they are registered. To the extent that any Units of any Trust are redeemed by the Trustee, the aggregate value of the Trust's assets will decrease by the amount paid to the redeeming Unitholder, but the fractional undivided interest of each unredeemed Unit in such Trust will increase proportionately. The Sponsor will initially, and from time to time thereafter, hold Units in connection with their offering.

  Additional Units of a Trust may be issued from time to time following the Initial Date of Deposit by depositing in such Trust additional Securities (or contracts therefore backed by an irrevocable letter of credit or cash) or cash (including a letter of credit) with instructions to purchase additional Securities in the Trust. As additional Units are issued by a Trust as a result of the deposit of additional Securities or cash by the Sponsor, the aggregate value of the Securities in a Trust will be increased and the fractional undivided interest in such Trust represented by each Unit will be decreased. The Sponsor may continue to make additional deposits of Securities, or cash with instructions to purchase additional Securities, into a Trust following the Initial Date of Deposit, provided that such additional deposits will be in amounts which will maintain, within reasonable parameters, the same original proportionate relationship among the Securities in such Trust established on the Initial Date of Deposit. Thus, although additional Units will be issued, each Unit will continue to represent the same proportionate amount of each Security. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities or cash being deposited by the Sponsor, the fractional undivided interest in a Trust represented by each unredeemed Unit will decrease or increase accordingly, although the actual interest in such Trust represented by such fraction will remain unchanged. If the Sponsor deposits cash, however, existing and new investors may experience a dilution of their investment and a reduction in their anticipated income because of fluctuations in the price of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees. To minimize this effect, the Trust will try to purchase the Securities as close to the evaluation time or as close to the evaluation price as possible. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until termination of the Indenture.

  The Sponsor may realize a profit (or sustain a loss) as of the opening of business on the Initial Date of Deposit resulting from the difference between the purchase prices of the Securities and the cost of such Securities to the Trust, which is based on the evaluation of the Securities as of the opening of business on the Initial Date of Deposit. (See "Schedule of Investments" in Part A of the Prospectus.) The Sponsor may also be considered to have realized a profit or to have sustained a loss, as the case may be, in the amount of any difference between the cost of the Securities to the Trust (which is based on the Evaluator's determination of the aggregate value of the underlying Securities of the Trust) on the subsequent date(s) of deposit and the cost of such Securities to Nuveen, if applicable.

Composition of Trusts

  Each Trust initially consists of delivery statements relating to contracts to purchase Securities (or of such Securities) as are listed under "Schedule of Investments" in Part A of this Prospectus and, thereafter, of such Securities as may continue to be held from time to time (including certain securities deposited in the Trust to create additional Units or in substitution for Securities not delivered to a Trust). To assist the Sponsor in selecting Securities for certain Trusts, the Sponsor may use its own resources to pay outside research service providers.

  Limited Replacement of Certain Securities. Neither the Sponsor nor the Trustee shall be liable in any way for any default, failure or defect in any Security. In the event of a failure to deliver any Security that has been purchased for a Trust under a contract, including those Securities purchased on a when, as and if issued basis ("Failed Securities"), the Sponsor is authorized under the Indenture to direct the Trustee to acquire other specified Securities ("Replacement Securities") to make up the original corpus of the Trust within 20 days after delivery of notice of the failed contract and the cost to the Trust may not exceed the amount of funds reserved for the purchase of the Failed Securities.

  If the right of limited substitution described in the preceding paragraph is not utilized to acquire Replacement Securities in the event of a failed contract, the Sponsor will refund the sales charge attributable to such Failed Securities to all Unitholders of the Trust and the Trustee will distribute the principal attributable to such Failed Securities not more than 120 days after the date on which the Trustee received a notice from the Sponsor that a Replacement Security would not be deposited in the Trust. In addition, Unitholders should be aware that, at the time of receipt of such principal, they may not be able to reinvest such proceeds in other securities with equivalent growth potential at a comparable price.

  The Indenture also authorizes the Sponsor to increase the size of the Trust and the number of Units thereof by the deposit of additional Securities in the Trust or cash (including a letter of credit) with instructions to purchase additional Securities in the Trust and the issuance of a corresponding number of additional Units. If the Sponsor deposits cash, however, existing and new investors may experience a dilution of their investment and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the cash deposit and the purchase of the Securities and because the Trust will pay the associated brokerage fees.

  Sale of Securities. Certain of the Securities may from time to time under certain circumstances be sold. The proceeds from such events will be used to pay for expenses or for Units redeemed or distributed to Unitholders and not reinvested; accordingly, no assurance can be given that a Trust will retain for any length of time its present size and composition.

  Whether or not the Securities are listed on a securities exchange, the principal trading market for the Securities may be in the over-the-counter market. As a result, the existence of a liquid trading market for the Securities may depend on whether dealers will make a market in the Securities. There can be no assurance that a market will be made for any of the Securities, that any market for the Securities will be maintained or of the liquidity of the Securities in any markets made. In addition, the Trust may be restricted under the Investment Company Act of 1940 from selling Securities to the Sponsor. The price at which the Securities may be sold to meet redemptions and the value of a Trust will be adversely affected if trading markets for the Securities are limited or absent. There can be no assurance that a Trust or, if applicable, successive trusts that employ the same or a similar investment strategy, will achieve their investment objectives.

  Year 2000 Problem. Like other investment companies, financial and business organizations and individuals around the world a Trust could be adversely affected if the computer systems used by the Sponsor or Trustee or other service providers to such Trust do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Sponsor and Trustee are taking steps that they believe are reasonably designed to address the Year 2000 Problem with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by a Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to a Trust.

  The Year 2000 Problem is expected to impact corporations and other parties, which may include issuers of the Securities contained in a Trust, to varying degrees based upon various factors, including, but not limited to, their industry sector and degree of technological sophistication. The Sponsor is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the Securities contained in a Trust. Foreign issuers are believed to be exposed to greater risk by the Year 2000 Problem than domestic issuers.

  Legislation. At any time after the Initial Date of Deposit, legislation may be enacted, with respect to the Securities in a Trust or the issuers of the Securities. Changing approaches to regulation, particularly with respect to the environment or with respect to the petroleum or tobacco industry, may have a negative impact on certain companies represented in a Trust. There can be no assurance that future legislation, regulation or deregulation will not have a material adverse effect on a Trust or will not impair the ability of the issuers of the Securities to achieve their business goals.

  Unitholders will be unable to dispose of any of the Securities in a Trust and will not be able to vote the Securities. As the holder of the Securities, the Trustee will have the right to vote all of the voting stocks in a Trust and will vote such stocks in accordance with the instructions of the Sponsor.

  Litigation. Except as provided in Part A of the Prospectus, to the best knowledge of the Sponsor, there is no litigation pending as of the Initial Date of Deposit in respect of any Securities which might reasonably be expected to have a material adverse effect on any of the Trusts. It is possible that after the Initial Date of Deposit, litigation may be initiated with respect to Securities in any Trust or current litigation may have unexpected results. The Sponsor is unable to predict whether any such litigation may have such results or may be instituted, or if instituted, whether any such litigation might have a material adverse effect on the Trusts.

  Nuveen has obtained the descriptions of the companies in Part A from sources it deems reliable. However, Nuveen has not independently verified the accuracy or completeness of the information provided.

Public Offering Price

  The Public Offering Price of the Units is based on the aggregate underlying value of the Securities in the Trust (generally determined by the closing sale prices of listed Securities and the ask prices of over-the-counter traded Securities), plus or minus cash, if any, in the Income and Capital Accounts of the Trust, plus an initial sales charge equal to the difference between the maximum sales charge (as set forth in Part A of the Prospectus) per Unit and the maximum remaining deferred sales charge (as set forth in Part A of the Prospectus) and is rounded to the nearest cent. In addition, a portion of the Public Offering Price during the initial offering period also consists of Securities in an amount sufficient to pay for all or a portion of the costs incurred in establishing a Trust, including costs of preparing the registration statement, the trust indenture and other closing documents, registering Units with the Securities and Exchange Commission and states, the initial audit of each Trust portfolio, the initial evaluation, legal fees, the initial fees and expenses of the Trustee and any non-material out-of-pocket expenses.

  The Securities purchased with the portion of the Public Offering Price intended to be used to reimburse the Sponsor for the Trust's organization costs will be purchased in the same proportionate relationship as all the Securities contained in the Trust. Securities will be sold to reimburse the Sponsor for the Trust's organization costs at the earlier of six months after the Initial Date of Deposit or the end of the initial offering period (a shorter time period than the life of the Trust). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, there may be a decrease in the value of the Securities. To the extent the proceeds from the sale of these Securities are insufficient to repay the Sponsor for the Trust organization costs, the Trustee will sell additional Securities to allow the Trust to fully reimburse the Sponsor. In that event, the net asset value per Unit will be reduced by the amount of additional Securities sold. Although the dollar amount of the reimbursement due to the Sponsor will remain fixed and will never exceed the amount per Unit set forth for the Trusts in "Statement of Condition," this will result in a greater effective cost per Unit to Unitholders for the reimbursement to the Sponsor. When Securities are sold to reimburse the Sponsor for organization costs, the Trustee will sell such Securities to an extent which will maintain the same proportionate relationship among the Securities contained in the Trust as existed prior to such sale. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus.

  Commencing on those dates set forth under "Risk/Return Summary--Fees and Expenses" in Part A of this Prospectus, a deferred sales charge in an amount described in Part A of the Prospectus will be assessed per Unit per applicable month. If so provided in Part A of the Prospectus, Unitholders who elect to roll their Units into a new series of the Trust or a trust with a similar investment strategy during the Mid-term Special Redemption and Liquidation Period (as described under "Rollover Trusts" and "How to Buy and Sell Units-- Investing in the Portfolio" in Part A of the Prospectus) or Unitholders who sell or redeem their Units prior to the Second Year Commencement Date (as defined in Part A of the Prospectus) will not be subject to the Second Year Deferred Sales Charge (see "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus) and accordingly are only responsible for the remaining First Year Deferred Sales Charge (see "Fees and Expenses" in Part A of the Prospectus). The deferred sales charges will be paid from funds in the Capital Account, if sufficient, or from the periodic sale of Securities. A pro rata share of accumulated dividends, if any, in the Income Account from the preceding Record Date to, but not including, the settlement date (normally three business days after purchase) is added to the Public Offering Price. The total maximum sales charge assessed to Unitholders on a per Unit basis will be the amount set forth in "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. See "UNIT VALUE AND EVALUATION."

  The sales charge applicable to quantity purchases is reduced on a graduated scale as set forth in Part A of this Prospectus. For purposes of calculating the applicable sales charge, purchasers who have indicated their intent to purchase a specified amount of Units of any Nuveen unit investment trust in the primary or secondary offering period by executing and delivering a letter of intent to the Sponsor, which letter of intent must be in a form acceptable to the Sponsor and shall have a maximum duration of thirteen months, will be eligible to receive a reduced sales charge according to the graduated scale provided in Part A of this Prospectus, based on the amount of intended aggregate purchases (excluding purchases which are subject only to a deferred sales charge) as expressed in the letter of intent. For purposes of letter of intent calculations, units of equity products are valued at $10 per unit. Due to administrative limitations and in order to permit adequate tracking, the only secondary market purchases that will be permitted to be applied toward the intended specified amount and that will receive the corresponding reduced sales charge are those Units that are acquired through or from the Sponsor. By establishing a letter of intent, a Unitholder agrees that the first purchase of Units following the execution of such letter of intent will be at least 5% of the total amount of the intended aggregate purchases expressed in such Unitholder's letter of intent. Further, through the establishment of the letter of intent, such Unitholder agrees that Units representing 5% of the total amount of the intended purchases will be held in escrow by the Trustee pending completion of these purchases. All distributions on Units held in escrow will be credited to such Unitholder's account. If total purchases prior to the expiration of the letter of intent period equal or exceed the amount specified in a Unitholder's letter of intent, the Units held in escrow will be transferred to such Unitholder's account. A Unitholder who purchases Units during the letter of intent period in excess of the number of Units specified in a Unitholder's letter of intent, the amount of which would cause the Unitholder to be eligible to receive an additional sales charge reduction, will be allowed such additional sales charge reduction on the purchase of Units which caused the Unitholder to reach such new breakpoint level and on all additional purchases of Units during the letter of intent period. If the total purchases are less than the amount specified, the Unitholder involved must pay the Sponsor an amount equal to the difference between the amounts paid for these purchases and the amounts which would have been paid if the higher sales charge had been applied; the Unitholder will, however, be entitled to any reduced sales charge qualified for by reaching any lower breakpoint level. If such Unitholder does not pay the additional amount within 20 days after written request by the Sponsor or the Unitholder's securities representative, the Sponsor will instruct the Trustee to redeem an appropriate number of the escrowed Units to meet the required payment. By establishing a letter of intent, a Unitholder irrevocably appoints the Sponsor as attorney to give instructions to redeem any or all of such Unitholder's escrowed Units, with full power of substitution in the premises. A Unitholder or his securities representative must notify the Sponsor whenever such Unitholder makes a purchase of Units that he wishes to be counted towards the intended amount.

  For "secondary market" sales, the Public Offering Price is based on the aggregate underlying value of the Securities in a Trust (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities), plus or minus cash, if any, in the Income and Capital Accounts of a Trust, plus an initial sales charge equal to the difference between the maximum sales charge and any remaining deferred sales charges. The maximum sales charge for such purchases is as follows: (1) 2.95% of the Public Offering Price for the Peroni Growth Portfolios, and (3) 4.50% of the Public Offering Price for Fortune Portfolios, Harris Insight Portfolios and Rittenhouse Concentrated Growth Portfolios, which is reduced to 2.75% of the Public Offering Price on or after the Second Year Commencement Date (as defined in Part A of the Prospectus). Such investors will also be subject to any remaining deferred sales charges. See "UNIT VALUE AND EVALUATION."

  In the secondary market for Nuveen Five-Year Sector Portfolios and Arvest Regional ImpactTM Portfolios, prior to the completion of the deferred sales charge period, the maximum sales charge will be 4.50% of the Public Offering Price. The upfront portion of the sales charge will equal the difference between 4.5% of the Public Offering Price and any remaining deferred sales charges. Unitholders that purchase more than 5,000 Units and certain classes of investors are entitled to purchase Units at reduced sales charges as shown below.

                                                                       Total
                                                                      Maximum
        Number of Units                                             Sales Charge
        ---------------                                             ------------
        Less than 5,000............................................     4.50%
        5,000 to 9,999.............................................     4.25%
        10,000 to 24,999...........................................     4.00%
        25,000 to 49,999...........................................     3.50%
        50,000 to 99,999...........................................     2.50%
        100,000 or more............................................     1.50%
        Wrap and Trust Account Purchases...........................     1.00%

  For secondary market sales after the completion of the deferred sales charge period for Nuveen Five-Year Sector Portfolios and Arvest Regional ImpactTM Portfolios, the maximum sales charge will be a one-time charge of 4.5% of the Public Offering Price. Unitholders that purchase more than 5,000 Units and certain classes of investors are entitled to purchase Units at reduced sales charges shown below. Secondary market sales charges are reduced by 1/2 of 1% on each subsequent July 31, commencing July 31, 2000, to a minimum sales charge of 3.0% of the Public Offering Price as shown below with reduced sales charges for larger purchases and certain investors:

           Number of Units*                   Total Maximum Sales Charge
           ----------------               ------------------------------------------------------
                                          4.5%           4.0%           3.5%           3.0%
                                          ----           ----           ----           ----
   Less than 5,000                        4.50           4.00           3.50           3.00
   5,000 to 9,999                         4.25           3.75           3.25           2.75
   10,000 to 24,999                       4.00           3.50           3.00           2.50
   25,000 to 49,999                       3.50           3.25           2.75           2.25
   50,000 to 99,999                       2.50           2.25           1.75           1.50
   100,000 or more                        1.50           1.25           1.00           0.75
   Wrap and Trust Account Purchases       1.00           1.00           1.00           1.00

  --------
  * Sales charge reductions are computed both on a dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000, etc., and will be applied on that basis which is more favorable to Unitholders.
    All Units are subject to the same deferred sales charges. When the deferred charges exceed the maximum sales charge, Unitholders will be given extra Units at the time of purchase.

  Pursuant to the terms of the Indenture, the Trustee may terminate a Trust if the net asset value of such Trust, as shown by any evaluation, is less than 20% of the total value of the Securities deposited in the Trust during the primary offering period of the Trust.

  At all times while Units are being offered for sale, the Trustee will appraise or cause to be appraised daily the value of the underlying Securities in each Trust as of 4:00 p.m. eastern time, or as of any earlier closing time on a day on which the New York Stock Exchange (the "Exchange") is scheduled in advance to close at such earlier time and will adjust the Public Offering Price of the Units commensurate with such appraisal ("Evaluation Time"). Such Public Offering Price will be effective for all orders received by a dealer or the Sponsor at or prior to 4:00 p.m. eastern time on each such day or as of any earlier closing time on a day on which the Exchange is scheduled in advance to close at such earlier time. Orders received after that time, or on a day when the Exchange is closed for a scheduled holiday or weekend, will be held until the next determination of price.

  The graduated sales charges for the primary offering period set forth in the table provided in Part A of this Prospectus will apply on all applicable purchases of Nuveen investment company securities on any one day by the same purchaser in the amounts stated, and for this purpose purchases of a Trust will be aggregated with concurrent purchases of any other Nuveen unit investment trust or of shares of any open-end management investment company of which the Sponsor is principal underwriter and with respect to the purchase of which a sales charge is imposed. Purchases by or for the account of individuals and their spouses, parents, children, grandchildren, grandparents, parents-in-law, sons- and daughters-in-law, siblings, a sibling's spouse and a spouse's siblings ("immediate family members") will be aggregated to determine the applicable sales charge. The graduated sales charges are also applicable to a trustee or other fiduciary purchasing securities for a single trust estate or single fiduciary account.

  Unitholders of other unit investment trusts having a similar strategy as the Trust may utilize their termination proceeds to purchase Units of the Trusts with the sales charge applicable for "Rollover Purchases" as provided in "How to Buy and Sell Units" in Part A of the Prospectus. The dealer concession for such purchases will be that applicable to "Rollover Purchases".

  Units may be purchased with the applicable reduced sales charge provided for "Wrap Account Purchases" under "How to Buy and Sell Units" in Part A of the Prospectus or herein by (1) investors who purchase Units through registered investment advisers, certified financial planners and registered broker-dealers who in each case either charge periodic fees for financial planning, investment advisory or asset management services, or provide such services in connection with the establishment of an investment account for which a comprehensive "wrap fee" charge is imposed, (2) bank trust departments investing funds over which they exercise discretionary investment authority and that are held in a fiduciary, agency, custodial or similar capacity, (3) any person who for at least 90 days, has been an officer, director or bona fide employee of any firm offering Units for sale to investors, (4) officers and directors of bank holding companies that make Units available directly or through subsidiaries or bank affiliates, and (5) officers or directors and bona fide, full-time employees of Nuveen, Nuveen Advisory Corp., Nuveen Institutional Advisory Corp., Rittenhouse Financial Services, Inc., The John Nuveen Company, The McGraw Hill Companies Inc. ("McGraw-Hill") and Dow Jones & Company, Inc. ("Dow Jones"), including in each case these individuals and their spouses, minor children, and parents, however, purchases by parents and individuals associated with McGraw-Hill and Dow Jones must be made through a registered broker-dealer and (6) any person who for at least 90 days, has been an officer, director or bona fide employee of any vendor who provides services to the Sponsor and who purchases Units through a registered broker-dealer (collectively, the "Discounted Purchases"). (For individuals associated with McGraw Hill this privilege is only available for purchases of Units of the Nuveen-Standard & Poor's Quality Buyback Portfolio and for individuals associated with Dow Jones this privilege is only available for purchases of Units of the Nuveen--The Dow 5sm Portfolio and the Nuveen--The Dow 10sm Portfolio). However, if Part A of the Prospectus provides for a Second Year Deferred Sales Charge (see "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus) such Unitholders that hold their Units on or after the Second Year Commencement Date (as defined in Part A of the Prospectus) will be subject to the Second Year Deferred Sales Charge. Notwithstanding anything to the contrary in this Prospectus, investors who purchase Units as described in this paragraph will not receive sales charge reductions for quantity purchases.

  During the initial offering period, unitholders of any Nuveen-sponsored unit investment trust may utilize their redemption or termination proceeds to purchase Units of a Trust with the sales charge applicable for "Rollover Purchases" as provided in "How to Buy and Sell Units" in Part A of the Prospectus.

  Whether or not Units are being offered for sale, the Trustee will determine or cause to be determined the aggregate value of each Trust as of 4:00 p.m. eastern time: (i) on each June 30 or December 31 (or, if such date is not a business day, the last business day prior thereto), (ii) on any day on which a Unit is tendered for redemption (or the next succeeding business day if the date of tender is a non-business day) and (iii) at such other times as may be necessary. For this purpose, a "business day" shall be any day on which the Exchange is normally open. (See "UNIT VALUE AND EVALUATION.")

Market for Units

  During the initial public offering period, the Sponsor intends to offer to purchase Units of each Trust at a price based upon the pro rata share per Unit of the aggregate underlying value of the Securities in such Trust (generally determined by the closing sale prices of listed Securities and the ask prices of over-the-counter traded Securities). Afterward, although it is not obligated to do so, the Sponsor may maintain a secondary market for Units of each Trust at its own expense and continuously offer to purchase Units of each Trust at prices, subject to change at any time, which are based upon the aggregate underlying value of the Securities in a Trust (generally determined by the closing sale prices of listed Securities and the bid prices of over-the-counter traded Securities). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the price at which the Sponsor expects to repurchase Units (the "Sponsor's Repurchase Price") includes estimated organization costs per Unit. After such period, the Sponsor's Repurchase Price will not include such estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. Unitholders who wish to dispose of their Units should inquire of the Trustee or their broker as to the current Redemption Price. Units subject to a deferred sales charge which are sold or tendered for redemption prior to such time as the entire deferred sales charge on such Units has been collected will be assessed the amount of the remaining deferred sales charge at the time of sale or redemption. However, if so provided in Part A of the Prospectus, Unitholders who elect to roll their Units into a new series of the Trust or a trust with a similar investment strategy during the Mid-term Special Redemption and Liquidation Period or Unitholders who sell or redeem their Units prior to the Second Year Commencement Date will not be subject to the Second Year Deferred Sales Charge and accordingly are only responsible for the remaining First Year Deferred Sales Charge. (See "REDEMPTION.")

  In connection with its secondary market making activities, the Sponsor may from time to time enter into secondary market joint account agreements with other brokers and dealers. Pursuant to such an agreement, the Sponsor will generally purchase Units from the broker or dealer at the Redemption Price (as defined in "REDEMPTION") and will place the Units into a joint account managed by the Sponsor; sales from the account will be made in accordance with the then current prospectus and the Sponsor and the broker or dealer will share profits and losses in the joint account in accordance with the terms of their joint account agreement.

  In maintaining a market for the Units, the Sponsor will realize profits or sustain losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold or redeemed. The secondary market Public Offering Price of Units may be greater or less than the cost of such Units to the Sponsor.

  Certificates, if any, for Units are delivered to the purchaser as promptly after the date of settlement (three business days after purchase) as the Trustee can complete the mechanics of registration, normally within 48 hours after registration instructions are received. Purchasers of Units to whom Certificates are issued will be unable to exercise any right of redemption until they have received their Certificates, properly endorsed for transfer. (See "REDEMPTION.")

Evaluation of Securities at the Initial Date of Deposit

  The prices of the Securities deposited in the Trusts included in Part A of the Prospectus were determined by the Trustee.

  The amount by which the Trustee's determination of the aggregate value of the Securities deposited in the Trusts was greater or less than the cost of such Securities to the Sponsor was profit or loss to the Sponsor. (See Part A of this Prospectus.) The Sponsor also may realize further profit or sustain further loss as a result of fluctuations in the Public Offering Price of the Units. Cash, if any, made available to the Sponsor prior to the settlement date for a purchase of Units, or prior to the acquisition of all Portfolio securities by a Trust, may be available for use in the Sponsor's business, and may be of benefit to the Sponsor.

Tax Status

  The following is a general discussion of certain of the Federal income tax consequences of the purchase, ownership and disposition of the Units. The summary is limited to investors who hold the Units as "capital assets" (generally, property held for investment) within the meaning of Section 1221 of the Internal Revenue Code of 1986 (the "Code"). Unitholders should consult their tax advisers in determining the Federal, state, local and any other tax consequences of the purchase, ownership and disposition of Units in a Trust. For purposes of the following discussion and opinions, it is assumed that each Security is equity for Federal income tax purposes.

  In the opinion of Chapman and Cutler, special counsel for the Sponsor, under existing law:

    1. Each Trust is not an association taxable as a corporation for Federal income tax purposes; each Unitholder will be treated as the owner of a pro rata portion of each of the assets of the Trust under the Code; and the income of the Trust will be treated as income of the Unitholders thereof under the Code. Each Unitholder will be considered to have received his pro rata portion of income derived from each Trust asset when such income is considered to be received by the Trust. A Unitholder will be considered to have received all of the dividends paid on his pro rata portion of each Security when such dividends are considered to be received by the Trust regardless of whether such dividends are used to pay a portion of the deferred sales charge. Unitholders will be taxed in this manner regardless of whether distributions from the Trust are actually received by the Unitholder or are automatically reinvested.

    2. Each Unitholder will have a taxable event when a Trust disposes of a Security (whether by sale, taxable exchange, liquidation, redemption, or otherwise) or upon the sale or redemption of Units by such Unitholder (except to the extent an in-kind distribution of stock is received by such Unitholder as described below). The price a Unitholder pays for his or her Units, generally including sales charges, is allocated among his or her pro rata portion of each Security held by the Trust (in proportion to the fair market values thereof on the valuation date closest to the date the Unitholder purchases his or her Units) in order to determine his or her tax basis for his or her pro rata portion of each Security held by the Trust. Unitholders should consult their own tax advisors with regard to the calculation of basis. For Federal income tax purposes, a Unitholder's pro rata portion of dividends, as defined by Section 316 of the Code, paid by a corporation with respect to a Security held by the Trust is taxable as ordinary income to the extent of such corporation's current and accumulated "earnings and profits." A Unitholder's pro rata portion of dividends paid on such Security which exceeds such current and accumulated earnings and profits will first reduce a Unitholder's tax basis in such Security, and to the extent that such dividends exceed a Unitholder's tax basis in such Security shall generally be treated as capital gain. In general, the holding period for such capital gain will be determined by the period of time a Unitholder has held his or her Units.

    3. A Unitholder's portion of gain, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital gain (except in the case of a dealer or a financial institution). A Unitholder's portion of loss, if any, upon the sale or redemption of Units or the disposition of Securities held by the Trust will generally be considered a capital loss (except in the case of a dealer or a financial institution). Unitholders should consult their tax advisors regarding the recognition of such capital gains and losses for Federal income tax purposes. In particular, a Rollover Unitholder should be aware that a Rollover Unitholder's loss, if any, incurred in connection with the exchange of Units for units in the next new series of a Trust (the "New Trust"), (if so provided in Part A of the Prospectus, the Sponsor intends to create a separate New Trust in conjunction with the termination of the Trust) will generally be disallowed with respect to the disposition of any Securities pursuant to such exchange to the extent that such Unitholder is considered the owner of substantially identical securities under the wash sale provisions of the Code taking into account such Unitholder's deemed ownership of the securities underlying the Units in the New Trust in the manner described above, if such substantially identical securities are acquired within a period beginning 30 days before and ending 30 days after such disposition. However, any gains incurred in connection with such an exchange by a Rollover Unitholder would be recognized. Unitholders should consult their tax advisers regarding the recognition of gains and losses for Federal income tax purposes.

  Deferred Sales Charge. Generally the tax basis of a Unitholder includes sales charges, and such charges are not deductible. A portion of the sales charge is deferred. It is possible that for Federal income tax purposes, a portion of the deferred sales charge may be treated as interest which should be deductible by a Unitholder subject to limitations on the deduction of investment interest. In such case, the non-interest portion of the deferred sales charge should be added to the Unitholder's tax basis in his or her Units. The deferred sales charge could cause the Unitholder's Units to be considered to be debt-financed under Section 246A of the Code which would result in a small reduction of the dividends received deduction. In any case, the income (or proceeds from redemption) a Unitholder must take into account for Federal income tax purposes is not reduced by amounts deducted to pay the deferred sales charge. Unitholders should consult their own tax advisers as to the income tax consequences of the deferred sales charge.

  Dividends Received Deduction. A corporation that owns Units will generally be entitled to a 70% dividends received deduction with respect to such Unitholder's pro rata portion of dividends received by the Trust (to the extent such dividends are taxable as ordinary income, as discussed above and are attributable to domestic corporations) in the same manner as if such corporation directly owned the Securities paying such dividends (other than corporate Unitholders, such as "S" corporations, which are not eligible for the deduction because of their special characteristics and other than for purposes of special taxes such as the accumulated earnings tax and the personal holding corporation tax). However, a corporation owning Units should be aware that Sections 246 and 246A of the Code impose additional limitations on the eligibility of dividends for the 70% dividends received deduction. These limitations include a requirement that stock (and therefore Units) must generally be held at least 46 days (as determined under and during the period specified in Section 246(c) of the Code). Final regulations have been issued which address special rules that must be considered in determining whether the 46-day holding period requirement is met. Moreover, the allowable percentage of the deduction will be reduced from 70% if a corporate Unitholder owns certain stock (or Units) the financing of which is directly attributable to indebtedness incurred by such corporation.

  To the extent dividends received by a Trust are atrributable to foreign corporations, a corporation that owns Units will not be entitled to the dividends received deduction with respect to its pro rata portion of such dividends, since the dividends received deduction is generally available only with respect to dividends paid by domestic corporations. Unitholders should consult with their tax advisers with respect to the limitations on and possible modifications to the dividends received deduction.

  Limitations on Deductibility of Trust Expenses by Unitholders. Each Unitholder's pro rata share of each expense paid by a Trust is deductible by the Unitholder to the same extent as though the expense had been paid directly by him or her. It should be noted that as a result of the Tax Reform Act of 1986, certain miscellaneous itemized deductions, such as investment expenses, tax return preparation fees and employee business expenses will be deductible by an individual only to the extent they exceed 2% of such individual's adjusted gross income. Unitholder's may be required to treat some or all of the expenses of a Trust as miscellaneous itemized deductions subject to this limitation. Unitholders should consult with their tax advisers regarding the limitations on the deductibility of Trust expenses.

  Recognition of Taxable Gain or Loss Upon Disposition of Securities by a Trust or Disposition of Units. As discussed above, a Unitholder may recognize taxable gain (or loss) when a Security is disposed of by the Trust or if the Unitholder disposes of a Unit (although losses incurred by Rollover Unitholders may be subject to disallowance, as discussed above). The Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Tax Act") provides that for taxpayers other than corporations, net capital gain (which is defined as net long-term capital gain over net short-term capital loss for the taxable year) realized from property (with certain exclusions) is subject to a maximum marginal stated tax rate of 20% (10% in the case of certain taxpayers in the lowest tax bracket). Capital gain or loss is long-term if the holding period for the asset is more than one year, and is short-term if the holding period for the asset is one year or less. The date on which a Unit is acquired (i.e., the "trade date") is excluded for purposes of determining the holding period of the Unit. Capital gains realized from assets held for one year or less are taxed at the same rates as ordinary income.

  In addition, please note that capital gains may be recharacterized as ordinary income in the case of certain financial transactions that are considered "conversion transactions" effective for transactions entered into after April 30, 1993. Unitholders and prospective investors should consult with their tax advisers regarding the potential effect of this provision on their investment in Units.

  If the Unitholder disposes of a Unit, the Unitholder is deemed thereby to have disposed of his or her entire pro rata interest in all assets of the Trust involved including his or her pro rata portion of all the Securities represented by the Unit.

  The Taxpayer Relief Act of 1997 (the "1997 Act") includes provisions that treat certain transactions designed to reduce or eliminate risk of loss and opportunities for gain (e.g., short sales, offsetting notional principal contracts, futures or forward contracts or similar transactions) as constructive sales for purposes of recognition of gain (but not loss) and for purposes of determining the holding period. Unitholders should consult their own tax advisors with regard to any such constructive sales rules.

  Special Tax Consequences of In-Kind Distributions Upon Redemption of Units, Termination of a Trust and Investment in a New Trust. As discussed in "REDEMPTION" and "OTHER INFORMATION--Termination of Indenture," under certain circumstances a Unitholder who owns the number of Units of a Trust set forth in Part A of the Prospectus may request an In-Kind Distribution upon the redemption of Units or the termination of such Trust. The Unitholder requesting an In-Kind Distribution will be liable for expenses related thereto (the "Distribution Expenses") and the amount of such In-Kind Distribution will be reduced by the amount of the Distribution Expenses. See "DISTRIBUTIONS TO UNITHOLDERS." As previously discussed, prior to the redemption of Units or the termination of a Trust, a Unitholder is considered as owning a pro rata portion of each of the Trust's assets for Federal income tax purposes. The receipt of an In-Kind Distribution upon the redemption of Units or the termination of a Trust will result in a Unitholder receiving an undivided interest in whole shares of stock plus, possibly, cash.

  The potential tax consequences that may occur under an In-Kind Distribution will depend on whether or not a Unitholder receives cash in addition to Securities. A "Security" for this purpose is a particular class of stock issued by a particular corporation. A Unitholder will not recognize gain or loss if a Unitholder only receives Securities in exchange for his or her pro rata portion in the Securities held by the Trust. However, if a Unitholder also receives cash in exchange for a fractional share of a Security held by the Trust, such Unitholder will generally recognize gain or loss based upon the difference between the amount of cash received by the Unitholder and his or her tax basis in such fractional share of a Security held by the Trust.

  Because each Trust will own many Securities, a Unitholder who requests an In-Kind Distribution will have to analyze the tax consequences with respect to each Security owned by the Trust. The amount of taxable gain (or loss) recognized upon such exchange will generally equal the sum of the gain (or loss) recognized under the rules described above by such Unitholder with respect to each Security owned by the Trust. Unitholders who request an In-Kind Distribution are advised to consult their tax advisers in this regard.

  As discussed in "SPECIAL REDEMPTION, LIQUIDATION AND INVESTMENT IN A NEW TRUST," a Unitholder may elect to become a Rollover Unitholder. To the extent a Rollover Unitholder exchanges his or her Units for Units of the New Trust in a taxable transaction, such Unitholder will recognize gains, if any, but generally will not be entitled to a deduction for any losses recognized upon the disposition of any Securities pursuant to such exchange to the extent that such Unitholder is considered the owner of substantially identical securities under the wash sale provisions of the Code taking into account such Unitholder's deemed ownership of the securities underlying the Units in the New Trust in the manner described above, if such substantially identical securities were acquired within a period beginning 30 days before and ending 30 days after such disposition under the wash sale provisions contained in
Section 1091 of the Code. In the event a loss is disallowed under the wash sale provisions, special rules contained in Section 1091(d) of the Code apply to determine the Unitholder's tax basis in the securities acquired. Rollover Unitholders are advised to consult their tax advisers.

  Computation of the Unitholder's Tax Basis. Initially, a Unitholder's tax basis in his or her Units will generally equal the price paid by such Unitholder for his or her Units. The cost of the Units is allocated among the Securities held by the Trust in accordance with the proportion of the fair market values of such Securities on the valuation date nearest the date the Units are purchased in order to determine such Unitholder's tax basis for his or her pro rata portion of each Security.

  A Unitholder's tax basis in his or her Units and his or her pro rata portion of a Security held by a Trust will be reduced to the extent dividends paid with respect to such Security are received by the Trust which are not taxable as ordinary income as described above.

  General. Each Unitholder will be requested to provide the Unitholder's taxpayer identification number to the Trustee and to certify that the Unitholder has not been notified that payments to the Unitholder are subject to back-up withholding. If the proper taxpayer identification number and appropriate certification are not provided when requested, distributions by the Trust to such Unitholder (including amounts received upon the redemption of Units) will be subject to back-up withholding. Distributions by the Trust (other than those that are not treated as United States source income, if any) will generally be subject to United States income taxation and withholding in the case of Units held by non-resident alien individuals, foreign corporations or other non-United States persons. Such persons should consult their tax advisers.

  In general, income that is not effectively connected to the conduct of a trade or business within the United States that is earned by non-U.S. Unitholders and derived from dividends of foreign corporations will not be subject to U.S. withholding tax provided that less than 25 percent of the gross income of the foreign corporation for a three-year period ending with the close of its taxable year preceding the year of payment was effectively connected to the conduct of a trade or business within the United States. In addition, such earnings may be exempt from U.S. withholding pursuant to a specific treaty between the United States and a foreign country. Non-U.S. Unitholders should consult their own tax advisers regarding the imposition of U.S. withholding on distributions from the Trust.

  It should be noted that payments to a Trust of dividends on Securities that are attributable to foreign corporations may be subject to foreign withholding taxes and Unitholders should consult their tax advisers regarding the potential tax consequences relating to the payment of any such withholding taxes by a Trust. Any dividends withheld as a result thereof will nevertheless be treated as income to the Unitholders. Because under the grantor trust rules, an investor is deemed to have paid directly his share of foreign taxes that have been paid or accrued, if any, an investor may be entitled to a foreign tax credit or deduction for United States tax purposes with respect to such taxes. A required holding period is imposed for such credits.

  At the termination of a Trust, the Trustee will furnish to each Unitholder a statement containing information relating to the dividends received by the Trust on the Securities, the gross proceeds received by the Trust from the disposition of any Security (resulting from redemption or the sale of any Security) and the fees and expenses paid by the Trust. The Trustee will also furnish annual information returns to Unitholders and the Internal Revenue Service.

  Unitholders desiring to purchase Units for tax-deferred plans and IRAs should consult their broker for details on establishing such accounts. Units may also be purchased by persons who already have self-directed plans established. See "RETIREMENT PLANS."

  In the opinion of Carter, Ledyard & Milburn, Special Counsel to the Trusts for New York tax matters, under the existing income tax laws of the State of New York, each Trust is not an association taxable as a corporation and the income of each Trust will be treated as the income of the Unitholders thereof.

  The foregoing discussion relates only to the tax treatment of U.S. Unitholders ("U.S. Unitholder") with regard to federal and certain aspects of New York State and City income taxes. Unitholders may be subject to taxation in New York or in other jurisdictions and should consult their own tax advisers in this regard. As used herein, the term "U.S. Unitholder" means an owner of a Unit in a Trust that (a) is (i) for United States federal income tax purposes a citizen or resident of the United States, (ii) a corporation, partnership or other entity created or organized in or under the laws of the United States or of any political subdivision thereof, or (iii) an estate or trust the income of which is subject to United States federal income taxation regardless of its source or (b) does not qualify as a U.S. Unitholder in paragraph (a) but whose income from a Unit is effectively connected with such Unitholder's conduct of a United States trade or business. The term also includes certain former citizens of the United States whose income and gain on the Units will be taxable. Unitholders should consult their tax advisers regarding potential foreign, state or local taxation with respect to the Units.

Retirement Plans

  Units of the Trusts may be well suited for purchase by Individual Retirement Accounts, Keogh Plans, pension funds and other tax-deferred retirement plans. Generally the Federal income tax relating to capital gains and income received in each of the foregoing plans is deferred until distributions are received. Distributions from such plans are generally treated as ordinary income but may, in some cases, be eligible for special averaging or tax-deferred rollover treatment. Investors considering participation in any such plan should review specific tax laws related thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Such plans are offered by brokerage firms and other financial institutions. Fees and charges with respect to such plans may vary.

Trust Operating Expenses

  No annual advisory fee is charged to the Trusts by the Sponsor. The Sponsor and/or its affiliates do, however, receive an annual fee as set forth in "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus for maintaining surveillance over the portfolio and for performing certain administrative services for the Trust (the "Sponsor's Supervisory Fee"). In providing such supervisory services, the Sponsor may purchase research from a variety of sources, which may include dealers of the Trusts. If so provided in Part A of the Prospectus, the Sponsor may also receive an annual fee for providing bookkeeping and administrative services for a Trust (the "Bookkeeping and Administrative Fee"). Such services include, but are not limited to, the preparation of comprehensive tax statements and providing account information to the Unitholders. If so provided in Part A of the Prospectus, the Evaluator may also receive an annual fee for performing evaluation services for the Trusts (the "Evaluator's Fee"). In addition, if so provided in Part A of the Prospectus, a Trust may be charged an annual licensing fee to cover licenses for the use of service marks, trademarks and trade names and/or for the use of databases and research. Estimated annual Trust expenses are as set forth in Part A of this Prospectus; if actual expenses are higher than the estimate, the excess will be borne by the Trust. The estimated expenses do not include the brokerage commissions and other transactional fees payable by the Trust in purchasing and selling Securities.

  The Trustee receives for ordinary recurring services an annual fee for each Trust as set forth in "Risk/Return Summary--Fees and Expenses" appearing in Part A of this Prospectus. The Trustee's Fee may be periodically adjusted in response to fluctuations in short-term interest rates (reflecting the cost to the Trustee of advancing funds to a Trust to meet scheduled distributions). In addition, the Sponsor's Supervisory Fee, Bookkeeping and Administrative Fee, Evaluator's Fee and the Trustee's Fee may be adjusted in accordance with the cumulative percentage increase of the United States Department of Labor's Consumer Price Index entitled "All Services Less Rent of Shelter" since the establishment of the Trusts. In addition, with respect to any fees payable to the Sponsor or an affiliate of the Sponsor for providing bookkeeping and other administrative services, supervisory services and evaluation services, such individual fees may exceed the actual costs of providing such services for a Trust, but at no time will the total amount received for such services, in the aggregate, rendered to all unit investment trusts of which John Nuveen & Co. Incorporated is the Sponsor in any calendar year exceed the actual cost to the Sponsor or its affiliates of supplying such services, in the aggregate, in such year. The Trustee has the use of funds, if any, being held in the Income and Capital Accounts of each Trust for future distributions, payment of expenses and redemptions. These Accounts are non-interest bearing to Unitholders. Pursuant to normal banking procedures, the Trustee benefits from the use of funds held therein. Part of the Trustee's compensation for its services to the Trusts is expected to result from such use of these funds.

  The following are additional expenses of the Trusts and, when paid by or are owed to the Trustee, are secured by a lien on the assets of the Trust or Trusts to which such expenses are allocable: (1) the expenses and costs of any action undertaken by the Trustee to protect the Trusts and the rights and interests of the Unitholders; (2) all taxes and other governmental charges upon the Securities or any part of the Trusts (no such taxes or charges are being levied or made or, to the knowledge of the Sponsor, contemplated); (3) amounts payable to the Trustee as fees for ordinary recurring services and for extraordinary non-recurring services rendered pursuant to the Indenture, all disbursements and expenses, including counsel fees (including fees of counsel which the Trustee may retain) sustained or incurred by the Trustee in connection therewith; and (4) any losses or liabilities accruing to the Trustee without negligence, bad faith or willful misconduct on its part. The expenses are paid monthly and the Trustee is empowered to sell Securities in order to pay these amounts if funds are not otherwise available in the applicable Income and Capital Accounts.

  Unless the Sponsor determines that an audit is not required, the Indenture requires each Trust to be audited on an annual basis at the expense of the Trust by independent public accountants selected by the Sponsor. The Trustee shall not be required, however, to cause such an audit to be performed if its cost to a Trust shall exceed $.05 per Unit on an annual basis. Unitholders of a Trust covered by an audit may obtain a copy of the audited financial statements upon request.

Distributions to Unitholders

  The Trustee will distribute any net income received with respect to any of the Securities in a Trust on or about the Income Distribution Dates to Unitholders of record on the preceding Income Record Date. See "Distributions" in Part A of this Prospectus. Persons who purchase Units will commence receiving distributions only after such person becomes a Record Owner. Notification to the Trustee of the transfer of Units is the responsibility of the purchaser, but in the normal course of business such notice is provided by the selling broker/dealer. Proceeds received on the sale of any Securities in a Trust, to the extent not used to meet redemptions of Units, pay the deferred sales charge or pay expenses will be distributed on the last day of each month if the amount available for distribution equals at least $1.00 per 100 Units ("Capital Distribution Dates") to Unitholders of record on the fifteenth day of each applicable month ("Capital Record Dates"). The Trustee is not required to pay interest on funds held in the Capital Account of a Trust (but may itself earn interest thereon and therefore benefit from the use of such funds). A Unitholder's pro rata portion of the Capital Account, less expenses, will be distributed as part of the final liquidation distribution.

  It is anticipated that the deferred sales charge will be collected from the Capital Account of the Trusts and that amounts in the Capital Account will be sufficient to cover the cost of the deferred sales charge. To the extent that amounts in the Capital Account are insufficient to satisfy the then current deferred sales charge obligation, Securities may be sold to meet such shortfall. Distributions of amounts necessary to pay the deferred portion of the sales charge will be made to an account designated by the Sponsor for purposes of satisfying a Unitholder's deferred sales charge obligations.

  Under regulations issued by the Internal Revenue Service, the Trustee is required to withhold a specified percentage of any distribution made by a Trust if the Trustee has not been furnished the Unitholder's tax identification number in the manner required by such regulations. Any amount so withheld is transmitted to the Internal Revenue Service and may be recovered by the Unitholder under certain circumstances by contacting the Trustee, otherwise the amount may be recoverable only when filing a tax return. Under normal circumstances, the Trustee obtains the Unitholder's tax identification number from the selling broker. However, a Unitholder should examine his or her statements from the Trustee to make sure that the Trustee has been provided a certified tax identification number in order to avoid this possible "back-up withholding." In the event the Trustee has not been previously provided such number, one should be provided as soon as possible.

  Within a reasonable time after a Trust is terminated, each Unitholder who is not a Rollover Unitholder will, upon surrender of his Units for redemption, receive (i) the pro rata share of the amounts realized upon the disposition of Securities, unless he or she elects an In-Kind Distribution as described under "REDEMPTION" and (ii) a pro rata share of any other assets of such Trust, less expenses of such Trust.

  The Trustee will credit to the Income Account of a Trust any dividends received on the Securities therein. All other receipts (e.g., return of capital, etc.) are credited to the Capital Account of a Trust.

  The Trustee may establish reserves (the "Reserve Account") within a Trust for state and local taxes, if any, and any governmental charges payable out of such Trust.

  Distribution Reinvestment. Any Unitholder may elect to have each distribution of income on his Units, other than the final liquidating distribution in connection with the termination of a Trust or Mid-term liquidating distribution for Mid-term Rollover Unitholders, automatically reinvested in additional Units of such Trust. Each person who purchases Units of a Trust may elect to participate in the reinvestment option by notifying the Trustee in writing of their election. Reinvestment may not be available in all states. Notification to the Trustee must be received within one year after the Initial Date of Deposit. So long as the election is received by the Trustee at least 10 days prior to the Record Date for a given distribution, each subsequent distribution of income and/or capital, as selected by the Unitholder, will be automatically applied by the Trustee to purchase additional Units of a Trust. The remaining deferred sales charge payments will be assessed on Units acquired pursuant to reinvestment. It should be remembered that even if distributions are reinvested, they are still treated as distributions for income tax purposes.

Accumulation Plan

  The Sponsor is also the principal underwriter of several open-end mutual funds (the "Accumulation Funds") into which Unitholders may choose to reinvest Trust distributions. Unitholders may elect to reinvest income and capital distributions automatically, without any sales charge. Each Accumulation Fund has investment objectives which differ in certain respects from those of the Trusts and may invest in Securities which would not be eligible for deposit in the Trusts. Further information concerning the Accumulation Plan and a list of Accumulation Funds is set forth in the Information Supplement of this Prospectus, which may be obtained by contacting the Trustee at (800) 257-8787.

  Participants may at any time, by so notifying the Trustee in writing, elect to change the Accumulation Fund into which their distributions are being reinvested, to change from capital only reinvestment to reinvestment of both capital and income or vice versa, or to terminate their participation in the Accumulation Plan altogether and receive future distributions on their Units in cash. Such notice will be effective as of the next Record Date occurring at least 10 days after the Trustee's receipt of the notice. There will be no charge or other penalty for such change of election or termination. The character of Trust distributions for income tax purposes will remain unchanged even if they are reinvested in an Accumulation Fund.

Reports to Unitholders

  The Trustee shall furnish Unitholders of a Trust in connection with each distribution, a statement of the amount of income, if any, and the amount of other receipts (received since the preceding distribution) being distributed, expressed in each case as a dollar amount representing the pro rata share of each Unit of a Trust outstanding. Within a reasonable period of time after the end of each calendar year, the Trustee shall furnish to each person, who at any time during the calendar year was a registered Unitholder of a Trust, a statement with respect to such Trust that provides (1) a summary of transactions in the Trust for such year; (2) any Security sold during the year and the Securities held at the end of such year by the Trust; (3) the redemption price per Unit based upon a computation thereof on the 31st day of December of such year (or the last business day prior thereto); and (4) amounts of income and capital distributed during such year.

  In order to comply with Federal and state tax reporting requirements, Unitholders will be furnished, upon request to the Trustee, evaluations of the Securities in the Trusts.

Unit Value and Evaluation

  The value of a Trust is determined by the Trustee on the basis of (1) the cash on hand in the Trust other than cash deposited in the Trust to purchase Securities not applied to the purchase of such Securities; (2) the aggregate value of the Securities held in the Trust, as determined by the Evaluator on the basis of the aggregate underlying value of the Securities in the Trust next computed; (3) dividends receivable on the Securities trading ex-dividend as of the date of computation; and (4) all other assets of the Trust; and deducting therefrom: (1) amounts representing any applicable taxes or governmental charges and amounts due the Sponsor or Trustee for indemnification or extraordinary expenses payable out of such Trust for which no deductions had been made for the purpose of additions to the Reserve Account; (2) any amounts owing to the Trustee for its advances; (3) an amount representing estimated accrued expenses of the Trust, including, but not limited to, unpaid fees and expenses of the Trustee (including legal fees) and the Sponsor; (4) amounts representing unpaid organization costs; (5) cash held for distribution to Unitholders of record of the Trust or for redemption of tendered Units as of the business day prior to the evaluation being made; and
(6) other liabilities incurred by the Trust. The result of such computation is divided by the number of Units of such Trust outstanding as of the date thereof and rounded to the nearest cent to determine the per Unit value ("Unit Value") of such Trust. The Trustee may determine the aggregate value of the Securities in the Trust in the following manner: if the Securities are listed on a securities exchange or The NASDAQ Stock Market, Inc. ("listed Securities"), this evaluation is generally based on the closing sale price on that exchange or that system (if a listed Security is listed on the New York Stock Exchange ("NYSE") the closing sale price on the NYSE shall apply) or, if there is no closing sale price on that exchange or system, at the closing bid prices (ask prices for primary market purchases). If the Securities are not so listed, the evaluation shall generally be based on the current bid prices (ask prices for primary market purchases) on the over-the-counter market (unless it is determined that these prices are inappropriate as a basis for valuation). If current bid prices are unavailable, the evaluation is generally determined
(a) on the basis of current bid prices for comparable securities, (b) by appraising the value of the Securities on the bid side of the market or (c) by any combination of the above.

  With respect to any Security not listed on a national exchange or The NASDAQ Stock Market, Inc. or, with respect to a Security so listed but the Trustee deems the closing sale price on the relevant exchange to be inappropriate as a basis for valuation, upon the Trustee's request, the Sponsor shall, from time to time, designate one or more evaluation services or other sources of information on which the Trustee shall be authorized conclusively to rely in evaluating such Security, and the Trustee shall have no liability for any errors in the information so received. The cost thereof shall be an expense reimbursable to the Trustee from the Income and Capital Accounts.

Distributions of Units to the Public

  Nuveen, in addition to being the Sponsor, is the sole Underwriter of the Units. It is the intention of the Sponsor to qualify Units of the Trusts for sale under the laws of substantially all of the states of the United States of America.

  Promptly following the deposit of Securities in exchange for Units of the Trusts, it is the practice of the Sponsor to place all of the Units as collateral for a letter or letters of credit from one or more commercial banks under an agreement to release such Units from time to time as needed for distribution. Under such an arrangement the Sponsor pays such banks compensation based on the then current interest rate. This is a normal warehousing arrangement during the period of distribution of the Units to public investors. To facilitate the handling of transactions, sales of Units shall be limited to transactions involving a minimum of either $1,000 or 100 Units ($500 or nearest whole number of Units whose value is less than $500 for IRA purchases), whichever is less. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units.

  The Sponsor plans to allow a discount to brokers and dealers in connection with the distribution of Units. The amounts of such discounts are set forth in Part A of this Prospectus.

  The Sponsor may maintain a secondary market for Units of each Trust. See "MARKET FOR UNITS."

  The Sponsor reserves the right to change the amount of the dealer concessions set forth in Part A of this Prospectus from time to time.

  For Units purchased during the initial offering period by Unitholders who utilize redemption or termination proceeds from other Nuveen-sponsored unit investment trusts and receive the sales charge applicable for "Rollover Purchases" as described in "How to Buy and Sell Units" in Part A of the Prospectus, dealers are entitled to receive the concession applicable for "Rollover Purchases" as provided in "How to Buy and Sell Units" in Part A of the Prospectus.

  Initially, for Nuveen Five-Year Sector Portfolios and Arvest Regional ImpactTM Portfolios, the Sponsor plans to allow a concession to selling dealers in the secondary market of 3.5% of the Public Offering Price for non-breakpoint purchases of Units in a given transaction. The concession paid to dealers is reduced or eliminated in connection with Units sold in transactions to investors that receive reduced sales charges based on the number of Units sold or in connection with Units sold in Wrap Account Purchases and to other investors entitled to the sales charge reduction applicable for Wrap Account Purchases as provided in "PUBLIC OFFERING PRICE", as shown below. Commencing with the last day of the month following the end of the deferred sales charge period, the concession will be 65% of the then current maximum sales charge at the appropriate breakpoint level.

                                                                           %
                                                                        Discount
                               Number of Units*                         per Unit
                               ----------------                         --------
        Less than 5,000................................................   3.50
        5,000 to 9,999.................................................   3.25
        10,000 to 24,999...............................................   3.00
        25,000 to 49,999...............................................   2.50
        50,000 to 99,999...............................................   1.50
        100,000 or more................................................   0.75
        Wrap Account Purchases.........................................   0.00

            --------
            * Sales charge reductions are computed both on a
              dollar basis and on the basis of the number of Units purchased, using the equivalent of 5,000 Units to $50,000, 10,000 Units to $100,000 etc.,
              and will be applied on that basis which is more favorable to you and may result in a reduction in the discount per Unit.

  Volume incentives can be earned as a marketing allowance by Eligible Dealer Firms who reach cumulative firm sales or sales arrangement levels of a specified dollar amount of the Nuveen--The Dow 5SM Portfolios and Nuveen--The Dow 10SM Portfolios sold in the primary market from August 18, 1998 through December 31, 1999 (the "Incentive Period"), as set forth in the table below. Eligible Dealer Firms are dealers that are providing marketing support for Nuveen unit trusts in the form of 1) distributing or permitting the distribution of marketing materials and other product information, 2) providing Nuveen representatives access to the dealer's branch offices, and 3) generally facilitating the placement of orders by the dealer's registered representatives such as putting Nuveen unit trusts on their order entry screens. Eligible Dealer Firms will not include firms that solely provide clearing services to broker/dealer firms. For firms that meet the necessary volume level, volume incentives may be given on all trades involving the applicable trusts originated from or by that firm during such trusts' primary offering period.

     Total dollar amount sold
      over Incentive Period                        Volume Incentive
   ----------------------------  ----------------------------------------------------
   $ 10,000,000 to $ 49,999,999  0.10% on sales up to $49,999,999
   $ 50,000,000 to $ 99,999,999  0.15% on sales between $50,000,000 and $99,999,999
   $100,000,000 to $199,999,999  0.20% on sales between $100,000,000 and $199,999,999
   $200,000,000 or more          0.25% on sales over $200,000,000

  In addition, volume incentives can be earned as a marketing allowance by Eligible Dealer Firms who reach cumulative firm sales or sales arrangement levels of a specified dollar amount of Nuveen unit trusts (other than any series of the Nuveen--The Dow 5SM Portfolios and Nuveen--The Dow 10SM Portfolios) sold in the primary or secondary market during any quarter as set forth in the table below. For purposes of determining the applicable volume incentive rate for a given quarter, the dollar amount of all units sold over the current and three previous quarters (the "Measuring Period") is aggregated. The volume incentive received by the dealer firm will equal the dollar amount of units sold during the current quarter times the highest applicable rate for the Measuring Period. For firms that meet the necessary volume level, volume incentives may be given on all applicable trades originated from or by that firm.

    Total dollar amount sold
     over Measuring Period                            Volume Incentive
   --------------------------                 --------------------------------
   $ 5,000,000 to $ 9,999,999                 0.10% of current quarter sales
   $10,000,000 to $19,999,999                 0.125% of current quarter sales
   $20,000,000 to $49,999,999                 0.1375% of current quarter sales
   $50,000,000 or more                        0.15% of current quarter sales

  Only sales through the Sponsor qualify for volume incentives and for meeting minimum requirements. The Sponsor reserves the right to modify or change the volume incentive schedule at any time and make the determination as to which firms qualify for the marketing allowance and the amount paid.

  Firms are not entitled to receive any dealer concession or volume incentives for any sales made to investors which qualified as Discounted Purchases (as defined in "PUBLIC OFFERING PRICE") during the primary or secondary market. (See "PUBLIC OFFERING PRICE.")

  Certain commercial banks are making Units of the Trusts available to their customers on an agency basis. A portion of the sales charge paid by these customers is retained by or remitted to the banks in the amounts shown in Part A of the Prospectus under "Dealer Concessions." The Glass-Steagall Act prohibits banks from underwriting Trust Units; the Act does, however, permit certain agency transactions and banking regulators have not indicated that these particular agency transactions are not permitted under the Act. In Texas and in certain other states, any bank making Units available must be registered as a broker-dealer under state law.

Ownership and Transfer of Units

  The ownership of Units is evidenced by registered Certificates unless the Unitholder expressly requests that ownership be evidenced by a book entry position recorded on the books and records of the Trustee. The Trustee is authorized to treat as the owner of Units that person who at the time is registered as such on the books of the Trustee. Any Unitholder who holds a Certificate may change to book entry ownership by submitting to the Trustee the Certificate along with a written request that the Units represented by such Certificate be held in book entry form. Likewise, a Unitholder who holds Units in book entry form may obtain a Certificate for such Units by written request to the Trustee. Units may be held in denominations of one Unit or any multiple or fraction thereof. Fractions of Units are computed to three decimal places. Any Certificates issued will be numbered serially for identification, and are issued in fully registered form, transferable only on the books of the Trustee. Book entry Unitholders will receive a Book Entry Position Confirmation reflecting their ownership.

  Units are transferable by making a written request to the Trustee and, in the case of Units evidenced by Certificate(s), by presenting and surrendering such Certificate(s) to the Trustee, The Chase Manhattan Bank, at 4 New York Plaza, New York, NY 10004-2413, properly endorsed or accompanied by a written instrument or instruments of transfer. The Certificate(s) should be sent registered or certified mail for the protection of the Unitholders. Each Unitholder must sign such written request, and such Certificate(s) or transfer instrument, exactly as his name appears on (a) the face of the Certificate(s) representing the Units to be transferred, or (b) the Book Entry Position Confirmation(s) relating to the Units to be transferred. Such signature(s) must be guaranteed by a guarantor acceptable to the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Mutilated Certificates must be surrendered to the Trustee in order for a replacement Certificate to be issued. Although at the date hereof no charge is made and none is contemplated, a Unitholder may be required to pay $2.00 to the Trustee for each Certificate reissued or transfer of Units requested and to pay any governmental charge which may be imposed in connection therewith.

Replacement of Lost, Stolen or Destroyed Certificates

  To obtain a new Certificate replacing one that has been lost, stolen, or destroyed, the Unitholder must furnish the Trustee with sufficient indemnification and pay such expenses as the Trustee may incur. This indemnification must be in the form of an Open Penalty Bond of Indemnification. The premium for such an indemnity bond may vary, but currently amounts to 1% of the market value of the Units represented by the Certificate. In the case however, of a Trust as to which notice of termination has been given, the premium currently amounts to 0.5% of the market value of the Units represented by such Certificate.

Redemption

  Unitholders may redeem all or a portion of their Units by (1) making a written request for such redemption (book entry Unitholders may use the redemption form on the reverse side of their Book Entry Position Confirmation) to the Trustee at 4 New York Plaza, New York NY 10004-2413 (redemptions of 1,000 Units or more will require a signature guarantee), (2) in the case of Units evidenced by a Certificate, by also tendering such Certificate to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signatures guaranteed as explained above, or provide satisfactory indemnity required in connection with lost, stolen or destroyed Certificates and (3) payment of applicable governmental charges, if any. Certificates should be sent only by registered or certified mail to minimize the possibility of their being lost or stolen. (See "OWNERSHIP AND TRANSFER OF UNITS.") No redemption fee will be charged. A Unitholder may authorize the Trustee to honor telephone instructions for the redemption of Units held in book entry form. Units represented by Certificates may not be redeemed by telephone. The proceeds of Units redeemed by telephone will be sent by check either to the Unitholder at the address specified on his account or to a financial institution specified by the Unitholder for credit to the account of the Unitholder. A Unitholder wishing to use this method of redemption must complete a Telephone Redemption Authorization Form and furnish the Form to the Trustee. Telephone Redemption Authorization Forms can be obtained from a Unitholder's registered representative or by calling the Trustee. Once the completed Form is on file, the Trustee will honor telephone redemption requests by any authorized person. The time a telephone redemption request is received determines the "date of tender" as discussed below. The redemption proceeds will be mailed within three business days following the telephone redemption request. Only Units held in the name of individuals may be redeemed by telephone; accounts registered in broker name, or accounts of corporations or fiduciaries (including among others, trustees, guardians, executors and administrators) may not use the telephone redemption privilege.

  On the third business day following the date of tender, the Unitholder will be entitled to receive in cash for each Unit tendered an amount equal to the Unit Value of such Trust determined by the Trustee, as of 4:00 p.m. eastern time, or as of any earlier closing time on a day on which the Exchange is scheduled in advance to close at such earlier time, on the date of tender as defined hereafter ("Redemption Price"). During the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the Redemption Price per Unit includes estimated organization costs per Unit. After such period, the Redemption Price will not include such estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities on the date of tender. Units subject to a deferred sales charge which are tendered for redemption prior to such time as the entire deferred sales charge on such Units has been collected will be assessed the amount of the remaining deferred sales charge at the time of redemption. However, if so provided in Part A of the Prospectus, Unitholders who elect to roll their Units into a new series of the Trust or a trust with a similar investment strategy during the Mid-term Special Redemption and Liquidation Period or Unitholders who sell or redeem their Units prior to the Second Year Commencement Date will not be subject to the Second Year Deferred Sales Charge and accordingly are only responsible for the remaining First Year Deferred Sales Charge. In addition, in the event of the death of a Unitholder within the one-year period prior to redemption, any deferred sales charge remaining at the time of redemption shall be waived. Unitholders should check with the Trustee or their broker to determine the Redemption Price before tendering Units.

  The "date of tender" is deemed to be the date on which the request for redemption of Units is received in proper form by the Trustee, except that a redemption request received after 4:00 p.m. eastern time, or as of any earlier closing time on a day on which the Exchange is scheduled in advance to close at such earlier time, or on any day on which the Exchange is normally closed, the date of tender is the next day on which such Exchange is normally open for trading and such request will be deemed to have been made on such day and the redemption will be effected at the Redemption Price computed on that day.

  If so provided in Part A of the Prospectus, any Unitholder tendering the number of Units of a Trust set forth in Part A of the Prospectus for redemption may request by written notice submitted at the time of tender from the Trustee, in lieu of a cash redemption, a distribution of shares of Securities in an amount and value of Securities per Unit equal to the Redemption Price Per Unit, as determined as of the evaluation next following tender. In-kind distributions ("In-Kind Distributions") shall be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's bank or broker/dealer at the Depository Trust Company. An In-Kind Distribution will be reduced by customary transfer and registration charges. The tendering Unitholder will receive his pro rata number of whole shares of each of the Securities comprising a portfolio and cash from the Capital Account equal to the fractional shares to which the tendering Unitholder is entitled. The Trustee may adjust the number of shares of any issue of Securities included in a Unitholder's In-Kind Distribution to facilitate the distribution of whole shares, such adjustment to be made on the basis of the value of Securities on the date of tender. If funds in the Capital Account are insufficient to cover the required cash distribution to the tendering Unitholder, the Trustee may sell Securities in the manner described below.

  Under regulations issued by the Internal Revenue Service, the Trustee may be required to withhold a specified percentage of the principal amount of a Unit redemption if the Trustee has not been furnished the redeeming Unitholder's tax identification number in the manner required by such regulations. For further information regarding this withholding, see "DISTRIBUTIONS TO UNITHOLDERS." In the event the Trustee has not been previously provided such number, one must be provided at the time redemption is requested.

  Any amounts paid on redemption representing income shall be withdrawn from the Income Account of a Trust to the extent that funds are available for such purpose, or from the Capital Account. All other amounts paid on redemption shall be withdrawn from the Capital Account.

  The Trustee is empowered to sell Securities of the Trust in order to make funds available for redemption. To the extent that Securities are sold, the size and diversity of the Trust will be reduced. Such sales may be required at a time when Securities would not otherwise be sold and might result in lower prices than might otherwise be realized.

  The Redemption Price per Unit during the secondary market will be determined on the basis of the Unit Value of the Trust. After the period ending with the earlier of six months after the Initial Date of Deposit or the end of the initial offering period, the Redemption Price will not include estimated organization costs. See "Risk/Return Summary--Fees and Expenses" in Part A of the Prospectus. See "UNIT VALUE AND EVALUATION" for a more detailed discussion of the factors included in determining Unit Value. The Redemption Price per Unit will be assessed the amount, if any, of the remaining deferred sales charge at the time of redemption.

  The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or during which the Securities and Exchange Commission determines that trading on the New York Stock Exchange is restricted or any emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission may by order permit. Under certain extreme circumstances, the Sponsor may apply to the Securities and Exchange Commission for an order permitting a full or partial suspension of the right of Unitholders to redeem their Units. The Trustee is not liable to any person in any way for any loss or damage which may result from any such suspension or postponement.

Special Redemption, Liquidation and Investment in a New Trust

  If so provided in Part A of the Prospectus for applicable Strategy Trusts, it is expected that a special redemption and liquidation will be made of all Units of a Trust held by any Unitholder (a "Rollover Unitholder") who affirmatively notifies the Trustee in writing by the appropriate Rollover Notification Date specified in "Rollover Trusts" in Part A of this Prospectus that he or she desires to participate as a Rollover Unitholder.

  All Units of Rollover Unitholders will be redeemed In-Kind during the appropriate Special Redemption and Liquidation Period as determined by the Sponsor and the underlying Securities will be distributed to the Distribution Agent (currently the Trustee) on behalf of the Rollover Unitholders. During the appropriate Special Redemption and Liquidation Period (as set forth in "Rollover Trusts" in Part A), the Distribution Agent will be required to sell all of the underlying Securities on behalf of Rollover

Unitholders. The sales proceeds will be net of brokerage fees, governmental charges or any expenses involved in the sales.

  The Distribution Agent may engage the Sponsor, as its agent, or other brokers to sell the distributed Securities. The Securities will be sold as quickly as is practicable during the appropriate Special Redemption and Liquidation Period. The Sponsor does not anticipate that the period will be longer than one or two days, given that the Securities are usually highly liquid. The liquidity of any Security depends on the daily trading volume of the Security and the amount that the Sponsor has available for sale on any particular day.

  The Rollover Unitholders' proceeds will be invested in a New Trust or a trust with a similar investment strategy (as selected by the Unitholder), if then registered and being offered. The proceeds of redemption will be used to buy New Trust units as the proceeds become available. Any Rollover Unitholder may thus be redeemed out of a Trust and become a holder of an entirely different trust, a New Trust, with a different portfolio of Securities. In accordance with the Rollover Unitholders' offer to purchase the New Trust units, the proceeds of the sales (and any other cash distributed upon redemption) are expected to be invested in a New Trust, at the public offering price, including the applicable sales charge per Unit specified in Part A of that trust's Prospectus.

  The Sponsor intends to create the New Trust units as quickly as possible, depending upon the availability and reasonably favorable prices of the Securities included in a New Trust portfolio, and it is intended that Rollover Unitholders will be given first priority to purchase the New Trust units. The Sponsor may also permit Rollover Unitholders to elect to have their proceeds invested in a trust with a similar investment strategy, if such trust is then registered in the Unitholder's state of residence and being offered. There can be no assurance, however, as to the exact timing of the creation of the New Trust units or the aggregate number of New Trust units which the Sponsor will create. The Sponsor may, in its sole discretion, stop creating new units (whether permanently or temporarily) at any time it chooses, regardless of whether all proceeds of the Special Redemption and Liquidation have been invested on behalf of Rollover Unitholders. Cash which has not been invested on behalf of the Rollover Unitholders in New Trust units will be distributed within a reasonable time after such occurrence. However, since the Sponsor can create units, the Sponsor anticipates that sufficient units can be created, although moneys in a New Trust may not be fully invested on the next business day.

  The process of redemption, liquidation, and investment in a New Trust is intended to allow for the fact that the portfolios selected by the Sponsor are chosen on the basis of growth potential only for the life of the Trust, at which point a new portfolio is chosen. A similar process of redemption, liquidation and investment in a New Trust may be available prior to the Mandatory Termination Date of the Trust.

  It should also be noted that Rollover Unitholders may realize taxable capital gains on the Special Redemption and Liquidation but, in certain circumstances, will not be entitled to a deduction for certain capital losses and, due to the procedures for investing in a New Trust, no cash would be distributed at that time to pay any taxes. Included in the cash for the applicable Special Redemption and Liquidation may be an amount of cash attributable to a Unitholder's final distribution of dividend income; accordingly, Rollover Unitholders also will not have cash from this source distributed to pay any taxes. (See "TAX STATUS.") Recently, legislation has been enacted that reduces the maximum stated marginal tax rate for certain capital gains for investments held for more than 1 year to 20% (10% in the case of certain taxpayers in the lowest tax bracket). Potential investors should consult their tax advisors regarding the potential effect of the Act on their investment in Units. In addition, it should be noted that legislative proposals are introduced from time to time that affect tax rates and could affect relative differences at which ordinary income and capital gains are taxed.

  In addition, during this period a Unitholder will be at risk to the extent that Securities are not sold and will not have the benefit of any stock appreciation to the extent that moneys have not been invested; for this reason, the Sponsor will be inclined to sell and purchase the Securities in as short a period as it can without materially adversely affecting the price of the Securities.

  Unitholders who do not inform the Distribution Agent that they wish to have their Units so redeemed and liquidated ("Remaining Unitholders") will not realize capital gains or losses due to the Special Redemption and Liquidation, and will not be charged any additional sales charge.

  The Sponsor may for any reason, in its sole discretion, decide not to sponsor the New Trusts or any subsequent series of the Trusts, without penalty or incurring liability to any Unitholder. If the Sponsor so decides, the Sponsor shall notify the Unitholders before the appropriate Special Redemption and Liquidation Period. All Unitholders will then be remaining Unitholders, with rights to ordinary redemption as before. (See "REDEMPTION.") The Sponsor may modify the terms of the New Trusts or any subsequent series of the Trusts. The Sponsor may also modify, suspend or terminate the Rollover Option or any exchange option without notice except in certain limited circumstances. However, generally, the termination of the Rollover Option or an exchange option or a material amendment to such options requires notice of at least 60 days prior to the effective date of such termination or amendment.

Purchase of Units by the Sponsor

  The Trustee will notify the Sponsor of any tender of Units for redemption. If the Sponsor's bid in the secondary market at that time equals or exceeds the Redemption Price it may purchase such Units by notifying the Trustee before the close of business on the second succeeding business day and by making payment therefor to the Unitholder not later than the day on which payment would otherwise have been made by the Trustee. (See "REDEMPTION.") The Sponsor's current practice is to bid at the Redemption Price in the secondary market. Units held by the Sponsor may be tendered to the Trustee for redemption as any other Units.

Removal of Securities from the Trusts

  The portfolios of the Trusts are not "managed" by the Sponsor or the Trustee; their activities described herein are governed solely by the provisions of the Indenture. The Indenture provides that the Sponsor may (but need not) direct the Trustee to dispose of a Security in the event that an issuer defaults in the payment of a dividend that has been declared, that any action or proceeding has been instituted restraining the payment of dividends or there exists any legal question or impediment affecting such Security, that the issuer of the Security has breached a covenant which would affect the payments of dividends, the credit standing of the issuer or otherwise impair the sound investment character of the Security, that the issuer has defaulted on the payment on any other of its outstanding obligations, that the price of the Security declined to such an extent or other such credit factors exist so that in the opinion of the Sponsor, the retention of such Securities would be detrimental to a Trust. Except as stated in this Prospectus, the acquisition by a Trust of any securities or other property other than the Securities is prohibited. Pursuant to the Indenture and with limited exceptions, the Trustee may sell any securities or other property acquired in exchange for Securities such as those acquired in connection with a merger or other transaction. If offered such new or exchanged securities or properties, the Trustee shall reject the offer. However, in the event such securities or property are nonetheless acquired by a Trust, they may be accepted for deposit in a Trust and either sold by the Trustee or held in a Trust pursuant to the direction of the Sponsor. Proceeds from the sale of Securities by the Trustee are credited to the Capital Account of a Trust for distribution to Unitholders or to meet redemptions.

  The Trustee may also sell Securities designated by the Sponsor, or if not so directed, in its own discretion, for the purpose of redeeming Units of a Trust tendered for redemption and the payment of expenses.

  The Sponsor, in designating Securities to be sold by the Trustee, will generally make selections in order to maintain, to the extent practicable, the proportionate relationship among the number of shares of individual issues of Securities. To the extent this is not practicable, the composition and diversity of the Securities may be altered. In order to obtain the best price for a Trust, it may be necessary for the Sponsor to specify minimum amounts (generally 100 shares) in which blocks of Securities are to be sold. The Sponsor may consider sales of Units of unit investment trusts which it sponsors in making recommendations to the Trustee as to the selection of broker/dealers to execute a Trust's portfolio transactions.

Information about the Trustee

  The Trustee is The Chase Manhattan Bank. Its address is 4 New York Plaza, New York, NY 10004-2413. The Trustee is subject to supervision and examination by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and either the Comptroller of the Currency or state banking authorities.

Limitations on Liabilities of Sponsor and Trustee

  The Sponsor and the Trustee shall be under no liability to Unitholders for taking any action or for refraining from any action in good faith pursuant to the Indenture, or for errors in judgment, but shall be liable only for their own negligence, lack of good faith or willful misconduct. The Trustee shall not be liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Indenture, the Trustee may act thereunder and shall not be liable for any action taken by it in good faith under the Indenture.

  The Trustee shall not be liable for any taxes or other governmental charges imposed upon or in respect of the Securities or upon the interest thereon or upon it as Trustee under the Indenture or upon or in respect of any Trust which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Indenture contains other customary provisions limiting the liability of the Trustee.

Successor Trustees and Sponsors

  The Trustee or any successor trustee may resign by executing an instrument of resignation in writing and filing same with the Sponsor and mailing a copy of a notice of resignation to all Unitholders then of record. Upon receiving such notice, the Sponsor is required to promptly appoint a successor trustee. If the Trustee becomes incapable of acting or is adjudged a bankrupt or insolvent, or a receiver or other public officer shall take charge of its property or affairs, the Sponsor may remove the Trustee and appoint a successor by written instrument. The resignation or removal of a trustee and the appointment of a successor trustee shall become effective only when the successor trustee accepts its appointment as such. Any successor trustee shall be a corporation authorized to exercise corporate trust powers, having capital, surplus and undivided profits of not less than $5,000,000. Any corporation into which a trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a trustee shall be a party, shall be the successor trustee.

  If upon resignation of a trustee no successor has been appointed and has accepted the appointment within 30 days after notification, the retiring trustee may apply to a court of competent jurisdiction for the appointment of a successor.

  If the Sponsor fails to undertake any of its duties under the Indenture, and no express provision is made for action by the Trustee in such event, the Trustee may, in addition to its other powers under the Indenture (1) appoint a successor sponsor or (2) terminate the Indenture and liquidate the Trusts.

Information about the Sponsor

  Since our founding in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolio is the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of a century of investment experience, including one of the most recognized research departments in the industry.

  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, customized asset management services and cash management products.

  Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by the St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Nuveen is a member of the National Association of Securities Dealers, Inc. and the Securities Industry Association and has its principal offices located in Chicago (333 West Wacker Drive). Nuveen maintains eight regional offices.

  To help advisers and investors better understand and more efficiently use an investment in the Trusts to reach their investment goals, the Sponsor may advertise and create specific investment programs and systems. For example, such activities may include presenting information on how to use an investment in the Trust, alone or in combination with an investment in other mutual funds or unit investment trusts sponsored by Nuveen, to accumulate assets for future education needs or periodic payments such as insurance premiums. The Sponsor may produce software or additional sales literature to promote the advantages of using the Trusts to meet these and other specific investor needs.

  In advertising and sales literature, the Sponsor may compare the performance of a given investment strategy or a Trust with that of, or reflect the performance of: (1) the Consumer Price Index; (2) equity mutual funds or mutual fund indices as reported by various independent services which monitor the performance of mutual funds, or other industry or financial publications such as Barron's, Changing Times, Forbes and Money Magazine; and/or (3) the S&P 500 Index or other unmanaged indices and investment strategies. Advertisements involving these indices, investments or strategies may reflect performance over different periods of time by means of aggregate, average, year-by-year, or other types of total return and performance figures. Any given performance quotation or performance comparison should not be considered as representative of the performance of the Trusts for any future period. Such advertising may also reflect the standard deviation or beta of the index, investment or strategy returns for any period. The calculation of standard deviation is sometimes referred to as the "Sharpe measure" of return.

Information about the Evaluator

  The Trustee will serve as Evaluator of the Trusts. For the Sector Trusts, the Sponsor intends to replace the Trustee as Evaluator during the life of the Trusts.

  The Evaluator may resign or may be removed by the Sponsor or the Trustee, in which event the Sponsor and the Trustee are to use their best efforts to appoint a satisfactory successor. Such resignation or removal shall become effective upon the acceptance of appointment by the successor Evaluator. If upon resignation of the Evaluator no successor has accepted appointment within 30 days after notice of resignation, the Evaluator may apply to a court of competent jurisdiction for the appointment of a successor.

  The Trustee, Sponsor and Unitholders may rely on any evaluation furnished by the Evaluator and shall have no responsibility for the accuracy thereof. Determinations by the Evaluator under the Indenture shall be made in good faith upon the basis of the best information available to it, provided, however, that the Evaluator shall be under no liability to the Trustee, Sponsor or Unitholders for errors in judgment. This provision shall not protect the Evaluator in any case of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

FORTUNE License Agreement

  The Nuveen-FORTUNE America's Most Admired Companies Portfolio (the "Product") is not sponsored, endorsed, sold or promoted by FORTUNE Magazine ("Fortune"). Fortune makes no representation or warranty, express or implied, to the owners of the Product or any member of the public regarding the advisability of investing in securities generally or in the Product particularly. Fortune's only relationship to the Licensee is the licensing of certain trademarks and trade names of Fortune and the America's Most Admired Companies list. This list is determined and composed by Fortune without regard to the Licensee or the Product. Fortune has no obligation to take the needs of the Licensee or the owners of the Product into consideration in determining, composing or calculating the Fortune Most Admired Companies list. Fortune is not responsible for and has not participated in the determination of the prices and amount of the Product or the timing of the issuance or sale of the Product or in the determination or calculation of the equation by which the Product is to be converted into cash. Fortune has no obligation or liability in connection with the administration, marketing or trading of the Product.

  FORTUNE MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE AMERICA'S MOST ADMIRED COMPANIES LIST. FORTUNE MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE AMERICA'S MOST ADMIRED COMPANIES LIST. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL FORTUNE HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Other Information

Amendment of Indenture

  The Indenture may be amended by the Trustee and the Sponsor without the consent of any of the Unitholders (1) to cure any ambiguity or to correct or supplement any provision thereof which may be defective or inconsistent, or (2) to make such other provisions as shall not adversely affect the Unitholders, provided, however, that the Indenture may not be amended, without the consent of 100% of the Unitholders, to permit the deposit or acquisition of securities either in addition to, or in substitution for any of the Securities initially deposited in any Trust except as stated in "COMPOSITION OF TRUSTS" regarding the creation of additional Units and the limited right of substitution of Replacement Securities, except for the substitution of refunding securities under certain circumstances or except as otherwise provided in this Prospectus. The Trustee shall advise the Unitholders of any amendment requiring the consent of Unitholders, or upon request of the Sponsor, promptly after execution thereof.

Termination of Indenture

  The Trust may be liquidated at any time by an instrument executed by the Sponsor and consented to by 66 2/3% of the Units of the Trust then outstanding. The Trust may also be liquidated by the Trustee when the value of such Trust, as shown by any evaluation, is less than 20% of the total value of the Securities deposited in the Trust as of the conclusion of the primary offering period and may be liquidated by the Trustee in the event that Units not yet sold aggregating more than 60% of the Units originally created are tendered for redemption by the Sponsor. The sale of Securities from the Trust upon termination may result in realization of a lesser amount than might otherwise be realized if such sale were not required at such time. For this reason, among others, the amount realized by a Unitholder upon termination may be less than the amount of Securities originally represented by the Units held by such Unitholder. The Indenture will terminate upon the redemption, sale or other disposition of the last Security held thereunder, but in no event shall it continue beyond the Mandatory Termination Date set forth under "General Information--Termination" in Part A of this Prospectus.

  Commencing on the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Trust. The Sponsor will determine the manner, timing and execution of the sale of the Securities. Written notice of the termination of a Trust specifying the time or times at which Unitholders may surrender their certificates for cancellation shall be given by the Trustee to each Unitholder at his address appearing on the registration books of such Trust maintained by the Trustee. Unitholders not electing a distribution of shares of Securities and who do not elect the Rollover Option (if applicable) will receive a cash distribution from the sale of the remaining Securities within a reasonable time after the Trust is terminated. Regardless of the distribution involved, the Trustee will deduct from the funds of a Trust any accrued costs, expenses, advances or indemnities provided by the Indenture, including estimated compensation of the Trustee and costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Trustee will then distribute to each Unitholder his pro rata share of the balance of the Income and Capital Accounts.

Legal Opinion

  The legality of the Units offered hereby has been passed upon by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603. Carter, Ledyard & Milburn, 2 Wall Street, New York, New York 10005, has acted as counsel for the Trustee with respect to the Series.

Auditors

  The "Statement of Condition" and "Schedule of Investments" at the Initial Date of Deposit included in Part A of this Prospectus have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report in Part A of this Prospectus, and are included herein in reliance upon the authority of said firm as experts in giving said report.

Supplemental Information

  Upon written or telephonic request to the Trustee, investors will receive at no cost to the investor supplemental information about this Trust, which has been filed with the Securities and Exchange Commission and is intended to supplement information contained in Part A and Part B of this Prospectus. This supplement includes additional general information about the Sponsor and the Trusts. The information supplement is incorporated by reference into the Prospectus.

Defined                     NUVEEN EQUITY PORTFOLIO
Portfolios                    PROSPECTUS -- PART B

                               September 22, 1999

                              Sponsor       John Nuveen & Co. Incorporated
                                            333 West Wacker Drive
                                            Chicago, IL 60606-1286
                                            Telephone: 312-917-7700


                              Trustee       The Chase Manhattan Bank
                                            4 New York Plaza
                                            New York, NY 10004-2413
                                            Telephone: 800-257-8787


             Legal Counsel to Sponsor       Chapman and Cutler
                                            111 West Monroe Street
                                            Chicago, IL 60603


                          Independent       Arthur Andersen LLP
                   Public Accountants       33 West Monroe Street
                       for the Trusts       Chicago, IL 60603

  This Prospectus does not contain complete information about the Unit Trust filed with the Securities and Exchange Commission in Washington, DC under the Securities Act of 1933 and the Investment Company Act of 1940.

  To obtain copies at proscribed rates--
    Write: Public Reference Section of the Commission, 450 Fifth Street NW,
           Washington, DC 20549-6009
    Call:  (800) SEC-0330
    Visit: http://www.sec.gov

  No person is authorized to give any information or representation about the Trusts not contained in Parts A or B of this Prospectus or the Information Supplement, and you should not rely on any other information.

  When Units of this Trust are no longer available or for investors who will reinvest into subsequent series of the Trusts, this Prospectus may be used as a preliminary Prospectus for a future series. If this is the case, investors should note the following:

    1. Information in this Prospectus is not complete and may be changed;

    2. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective; and

    3. This prospectus is not an offer to sell the securities of a future series and is not soliciting an offer to buy such securities in any state where the offer or sale is not permitted.

                   NUVEEN UNIT TRUSTS INFORMATION SUPPLEMENT

                              SEPTEMBER 22, 1999

                      NUVEEN UNIT TRUSTS, SERIES 62

     The Information Supplement provides additional information concerning the structure and operations of a Nuveen Unit Trust not found in the prospectuses for the Trusts. This Information Supplement is not a prospectus and does not include all of the information that a prospective investor should consider before investing in a Trust. This Information Supplement should be read in conjunction with the prospectus for the Trust in which an investor is considering investing ("Prospectus"). Copies of the Prospectus can be obtained by calling or writing the Trustee at The Chase Manhattan Bank, 4 New York Plaza, New York, NY 10004-2413 (800-257-8787). This Information Supplement has been created to supplement information contained in the Prospectus.

     This Information Supplement is dated September 22, 1999. Capitalized terms have been defined in the Prospectus.

                               TABLE OF CONTENTS

Accumulation Plan

Information About the Sponsor

Dow Jones & Company, Inc.

Risk Factors

e-Commerce Industry Description

Accumulation Plan

     The Sponsor, John Nuveen & Co. Incorporated, is also the principal underwriter of the Accumulation Funds listed in the following table. Each of these funds is an open-end, diversified management investment company into which Unitholders may choose to reinvest Trust distributions automatically, without any sales charge. Unitholders may reinvest both interest and capital distributions or capital distributions only. Each Accumulation Fund has investment objectives which differ in certain respects from those of the Trusts and may invest in securities which would not be eligible for deposit in the Trusts. The investment adviser to each Accumulation Fund is a wholly-owned subsidiary of the Sponsor. Unitholders should contact their financial adviser or the Sponsor to determine which of the Accumulation Funds they may reinvest into, as reinvestment in certain of the Accumulation Funds may be restricted to residents of a particular state or states. Unitholders may obtain a prospectus for each Accumulation Fund through their financial adviser or through the Sponsor at (800) 321-7227. For a more detailed description, Unitholders should read the prospectus of the Accumulation Fund in which they are interested.

     The following is a complete list of the Accumulation Funds currently available, as of the Date of Deposit of this Prospectus, to Unitholders under the Accumulation Plan. The list of available Accumulation Funds is subject to change without the consent of any of the Unitholders.

Accumulation Funds

Mutual Funds

Nuveen Flagship Municipal Trust

     Nuveen Municipal Bond Fund
     Nuveen Insured Municipal Bond Fund
     Nuveen Flagship All-American Municipal Bond Fund
     Nuveen Flagship Limited Term Municipal Bond Fund
     Nuveen Flagship Intermediate Municipal Bond Fund

Nuveen Flagship Multistate Trust I

     Nuveen Flagship Arizona Municipal Bond Fund
     Nuveen Flagship Colorado Municipal Bond Fund
     Nuveen Flagship Florida Municipal Bond Fund
     Nuveen Flagship Florida Intermediate Municipal Bond Fund
     Nuveen Maryland Municipal Bond Fund
     Nuveen Flagship New Mexico Municipal Bond Fund

     Nuveen Flagship Pennsylvania Municipal Bond Fund
     Nuveen Flagship Virginia Municipal Bond Fund

Nuveen Flagship Multistate Trust II

     Nuveen California Municipal Bond Fund
     Nuveen California Insured Municipal Bond Fund
     Nuveen Flagship Connecticut Municipal Bond Fund
     Nuveen Massachusetts Municipal Bond Fund
     Nuveen Massachusetts Insured Municipal Bond Fund
     Nuveen Flagship New Jersey Municipal Bond Fund
     Nuveen Flagship New Jersey Intermediate Municipal Bond Fund
     Nuveen Flagship New York Municipal Bond Fund
     Nuveen New York Insured Municipal Bond Fund

Nuveen Flagship Multistate Trust III

     Nuveen Flagship Alabama Municipal Bond Fund
     Nuveen Flagship Georgia Municipal Bond Fund
     Nuveen Flagship Louisiana Municipal Bond Fund
     Nuveen Flagship North Carolina Municipal Bond Fund
     Nuveen Flagship South Carolina Municipal Bond Fund
     Nuveen Flagship Tennessee Municipal Bond Fund

Nuveen Flagship Multistate Trust IV

     Nuveen Flagship Kansas Municipal Bond Fund
     Nuveen Flagship Kentucky Municipal Bond Fund
     Nuveen Flagship Kentucky Limited Term Municipal Bond Fund
     Nuveen Flagship Michigan Municipal Bond Fund
     Nuveen Flagship Missouri Municipal Bond Fund
     Nuveen Flagship Ohio Municipal Bond Fund
     Nuveen Flagship Wisconsin Municipal Bond Fund

Flagship Utility Income Fund

Nuveen Investment Trust

     Nuveen Growth and Income Stock Fund
     Nuveen Balanced Stock and Bond Fund
     Nuveen Balanced Municipal and Stock Fund
     Nuveen European Value Fund

Nuveen Investment Trust II

     Nuveen Rittenhouse Growth Fund

Nuveen Investment Trust III

     Nuveen Income Fund

Money Market Funds

     Nuveen California Tax-Free Money Market Fund
     Nuveen Massachusetts Tax-Free Money Market Fund

     Nuveen New York Tax-Free Money Market Fund
     Nuveen Tax-Free Reserves, Inc.
     Nuveen Tax-Exempt Money Market Fund, Inc.

     Each person who purchases Units of a Trust may become a participant in the Accumulation Plan and elect to have his or her distributions on Units of the Trust invested directly in shares of one of the Accumulation Funds. Reinvesting Unitholders may elect any interest distribution plan. Thereafter, each distribution of interest income or principal on the participant's Units (principal only in the case of a Unitholder who has chosen to reinvest only principal distributions) will, on the applicable distribution date, or the next day on which the New York Stock Exchange is nominally open ("Business Day") if the distribution date is not a business day, automatically be received by the transfer agent for each of the Accumulation Funds, on behalf of such participant and applied on that date to purchase shares (or fractions thereof) of the Accumulation Fund chosen at net asset value as computed as of 4:00 p.m. eastern time on each such date. All distributions will be reinvested in the Accumulation Fund chosen and no part thereof will be retained in a separate account. These purchases will be made without a sales charge.

     The Transfer Agent of the Accumulation Fund will mail to each participant in the Accumulation Plan a quarterly statement containing a record of all transactions involving purchases of Accumulation Fund shares (or fractions thereof) with Trust dividend distributions or as a result of reinvestment of Accumulation Fund dividends. Any distribution of capital used to purchase shares of an Accumulation Fund will be separately confirmed by the Transfer Agent. Unitholders will also receive distribution statements from the Trustee detailing the amounts transferred to their Accumulation Fund accounts.

     Participants may at any time, by so notifying the Trustee in writing, elect to change the Accumulation Fund into which their distributions are being reinvested, to change from capital only reinvestment to reinvestment of both capital and dividends or vice versa, or to terminate their participation in the Accumulation Plan altogether and receive future distributions on their Units in cash. There will be no charge or other penalty for such change of election or termination. The character of Trust distributions for income tax purposes will remain unchanged even if they are reinvested in an Accumulation Fund.

                         INFORMATION ABOUT THE SPONSOR

     Since our founding in 1898, Nuveen has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolio is the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.

     A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for consistent, attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of a century of investment experience, including one of the most recognized research departments in the industry.

     To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, customized asset management services and cash management products.

     The Sponsor is also principal underwriter of the registered open-end investment companies set forth herein under "Accumulation Plan" as well as for the Golden Rainbow A James Advised Mutual Fund, and acted as co-managing underwriter of Nuveen Municipal Value Fund, Inc., Nuveen California Municipal Value Fund, Inc., Nuveen New York Municipal Value Fund, Inc., Nuveen Municipal Income Fund, Inc., Nuveen Premium Income Municipal Fund, Inc., Nuveen Performance Plus Municipal Fund, Inc., Nuveen California Performance Plus Municipal Fund, Inc., Nuveen New York Performance Plus Municipal Fund, Inc., Nuveen Municipal Advantage Fund, Inc., Nuveen Municipal Market Opportunity Fund, Inc. Nuveen California Municipal Market Opportunity Fund, Inc., Nuveen Investment Quality Municipal Fund, Inc., Nuveen California Investment Quality Municipal Fund, Inc., Nuveen New York Investment Quality Municipal Fund, Inc., Nuveen Insured Quality Municipal Fund, Inc., Nuveen Florida Investment Quality Municipal Fund, Nuveen Pennsylvania Investment Quality Municipal Fund, Nuveen New Jersey Investment Quality Municipal Fund, Inc., and the Nuveen Select Quality Municipal Fund, Inc., Nuveen California Select Quality Municipal Fund, Inc., Nuveen New York Select Quality Municipal Fund, Inc., Nuveen Quality Income Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Florida Quality Income Municipal Fund, Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc., Nuveen Texas Quality Income Municipal Fund, Nuveen California Quality Income Municipal Fund, Inc., Nuveen New York Quality Income Municipal Fund, Inc., Nuveen Premier Municipal Income Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Select Tax-Free Income Portfolio, Nuveen Select Tax-Free Income Portfolio 2, Nuveen Insured California Select Tax-Free Income Portfolio, Nuveen Insured New York Select Tax-Free Income Portfolio, Nuveen Premium Income Municipal Fund 2, Inc., Nuveen Select Tax-Free Income Portfolio 3, Nuveen Select Maturities Municipal Fund, Nuveen Insured California Premium Income Municipal Fund, Inc., Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Insured Florida Premium Income Municipal Fund, Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen New Jersey Premium Income Municipal Fund, Inc., Nuveen Insured New York Premium Income Municipal Fund, Inc., Nuveen Premium Income Municipal Fund 4, Inc., Nuveen Pennsylvania Premium Income Municipal Fund 2, Nuveen Maryland Premium Income Municipal Fund, Nuveen Virginia Premium Income Municipal Fund, Nuveen Massachusetts Premium Income Municipal Fund, Nuveen Insured California Premium Income Municipal Fund 2, Inc., Nuveen Washington Premium Income Municipal Fund, Nuveen Georgia Premium Income Municipal Fund, Nuveen Missouri Premium Income Municipal Fund, Nuveen Connecticut Premium Income Municipal Fund, Nuveen North Carolina Premium Income Municipal Fund, Nuveen California Premium Income Municipal Fund, Nuveen

Insured Premium Income Municipal Fund 2, all registered closed-end management investment companies. These registered open-end and closed-end investment companies currently have approximately $35 billion in securities under management. Nuveen is a subsidiary of The John Nuveen Company which, in turn, is approximately 78% owned by the St. Paul Companies, Inc. ("St. Paul"). St. Paul is located in St. Paul, Minnesota and is principally engaged in providing property-liability insurance through subsidiaries. Nuveen is a member of the National Association of Securities Dealers, Inc. and the Securities Industry Association and has its principal office located in Chicago (333 West Wacker Drive). Nuveen maintains 8 regional offices.

     To help advisers and investors better understand and more efficiently use an investment in the Trust to reach their investment goals, the Trust's sponsor, John Nuveen & Co. Incorporated, may advertise and create specific investment programs and systems. For example, such activities may include presenting information on how to use an investment in the Trust, alone or in combination with an investment in other mutual funds or unit investment trusts sponsored by Nuveen, to accumulate assets for future education needs or periodic payments such as insurance premiums. The Trust's sponsor may produce software or additional sales literature to promote the advantages of using the Trust to meet these and other specific investor needs.

     The Sponsor offers a program of advertising support to registered broker-dealer firms, banks and bank affiliates ("Firms") that sell Trust Units or shares of Nuveen Open-End Mutual Funds (excluding money-market funds) ("Funds"). Under this program, the Sponsor will pay or reimburse the Firm for up to one half of specified media costs incurred in the placement of advertisements which jointly feature the Firm and the Nuveen Funds and Trusts. Reimbursements to the Firm will be based on the number of the Firm's registered representatives who have sold Fund Shares and/or Trust Units during the prior calendar year according to an established schedule. Reimbursements under this program will be made by the Sponsor and not by the Funds or Trusts.

DOW JONES & COMPANY, INC.

     The Trusts designated as "Dow Jones" Trusts are not sponsored, endorsed, sold or promoted by Dow Jones & Company, Inc. ("Dow Jones"). Dow Jones makes no representation or warranty, express or implied, to the owners of the Trusts or any member of the public regarding the advisability of investing in securities generally or in the Trusts particularly. Dow Jones' only relationship to the Sponsor is the licensing of certain trademarks, trade names and service marks of Dow Jones and of the Dow Jones Industrial Average/sm/, which is determined, composed and calculated by Dow Jones without regard to the Sponsor or the Trusts. Dow Jones has no obligation to take the needs of the Sponsor or the owners of the Trusts into consideration in determining, composing or calculating the Dow Jones Industrial Average/sm/. Dow Jones is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Trusts to be issued or in the determination or calculation of the equation by which the Trusts are to be converted into cash. Dow Jones has no obligation or liability in connection with the administration, marketing or trading of the Trusts.

     DOW JONES DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE DOW JONES INDUSTRIAL AVERAGE/SM/ OR ANY DATA INCLUDED THEREIN AND DOW JONES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. DOW JONES MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE SPONSOR, OWNERS OF THE TRUSTS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE DOW JONES INDUSTRIAL AVERAGE/SM/ OR ANY DATA INCLUDED THEREIN. DOW JONES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE DOW JONES INDUSTRIAL AVERAGE/SM/ OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL DOW JONES HAVE ANY LIABILITY FOR ANY LOST PROFITS OR INDIRECT, PUNITIVE, SPECIAL OR CONSEQUENTIAL DAMAGES OR LOSSES, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.

Risk Factors

     An investment in Units should be made with an understanding of the risks which an investment in common stocks entails, including the risk that the financial condition of the issuers of the Securities or the general conditions of the common stock market may worsen and the value of the Securities and therefore the value of the Units may decline. Common stocks are especially susceptible to general stock market movements and to volatile increases and decreases of value as market confidence in and perceptions of the issuers change. These perceptions are based on unpredictable factors including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises. Shareholders of common stocks have rights to receive payments from the issuers of those common stocks that are generally subordinate to those of creditors of, or holders of debt obligations or preferred stocks of, such issuers. Shareholders of common stocks of the type held by the Trust(s) have a right to receive dividends only when and if, and in the amounts, declared by the issuer's board of directors and have a right to participate in amounts available for distribution by the issuer only after all other claims on the issuer have been paid or provided for. Common stocks do not represent an obligation of the issuer and, therefore, do not offer any assurance of income or provide the same degree of protection of capital as do debt securities. The issuance of additional debt securities or preferred stock will create prior claims for payment of principal, interest and dividends which could adversely affect the ability and inclination of the issuer to declare or pay dividends on its common stock or the rights of holders of common stock with respect to assets of the issuer upon liquidation or bankruptcy. The value of common stocks is subject to market fluctuations for as long as the common stocks remain outstanding, and thus the value of the Securities in a Trust may be expected to fluctuate over the life of a Trust to values higher or lower than those prevailing on the Initial Date of Deposit.

     Holders of common stock incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the entity, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors of, or holders of debt obligations or preferred stocks issued by, the issuer. Cumulative preferred stock dividends must be paid before common stock dividends and any cumulative preferred stock dividend omitted is added to future dividends payable to the holders of cumulative preferred stock. Preferred stockholders are also generally entitled to rights on liquidation which are senior to those of common stockholders.

     Foreign Securities Risks. Certain of the Securities in one or more of the Trusts are of foreign issuers, and therefore, an investment in such a Trust involves some investment risks that are different in some respects from an investment in a Trust that invests entirely in securities of domestic issuers. Those investment risks include future political and governmental restrictions which might adversely affect the payment or receipt of payment of dividends on the relevant Securities, currency exchange rate fluctuations, exchange control policies, and the limited liquidity and small market capitalization of such foreign countries' securities markets. In addition, for foreign issuers that are not subject to the reporting requirements of the Securities Exchange Act of 1934, there may be less publicly available information than is available from a domestic issuer. Also, foreign issuers are not necessarily subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic issuers. However, due to the nature of the issuers of the Securities included in the Trust, the Sponsor believes that adequate information will be available to allow the Sponsor to provide portfolio surveillance.

     Certain of the Securities in one or more of the Trusts are in ADR or GDR form. ADRs, which evidence American Depositary Receipts and GDRs, which evidence Global Depositary Receipts, represent common stock deposited with a custodian in a depositary. American Depositary Shares and Global Depositary Shares (collectively, the "Depositary Receipts") are issued by a bank or trust company to evidence ownership of underlying securities issued by a foreign corporation. These instruments may not necessarily be denominated in the same currency as the securities into which they may be converted. For purposes of the discussion herein, the terms ADR and GDR generally include American Depositary Shares and Global Depositary Shares, respectively.

     Depositary Receipts may be sponsored or unsponsored. In an unsponsored facility, the depositary initiates and arranges the facility at the request of market makers and acts as agent for the Depositary Receipts holder, while the company itself is not involved in the transaction. In a sponsored facility, the issuing company initiates the facility and agrees to pay certain administrative and shareholder-related expenses. Sponsored facilities use a single depositary and entail a contractual relationship between the issuer, the shareholder and the depositary; unsponsored facilities involve several depositaries with no contractual relationship to the company. The depositary bank that issues Depositary Receipts generally charges a fee, based on the price of the Depositary Receipts, upon issuance and cancellation of the Depositary Receipts. This fee would be in addition to the brokerage commissions paid upon the acquisition or surrender of the security. In addition, the depositary bank incurs expenses in connection with the conversion of dividends or other cash distributions paid in local currency into U.S. dollars and such expenses are deducted from the amount of the dividend or distribution paid to holders, resulting in a lower payout per underlying shares represented by the Depositary Receipts than would be the case if the underlying share were held directly. Certain tax considerations, including tax rate differentials and withholding requirements, arising from applications of the tax laws of one nation to nationals of another and from certain practices in the Depositary Receipts market may also exist with respect to certain Depositary Receipts. In varying degrees, any or all of these factors may affect the value of the Depositary Receipts compared with the value of the underlying shares in the local market. In addition, the rights of holders of Depositary Receipts may be different than those of holders of the underlying shares, and the market for Depositary Receipts may be less liquid than that for the underlying shares. Depositary Receipts are registered securities pursuant to the Securities Act of 1933 and may be subject to the reporting requirements of the Securities Exchange Act of 1934.

     For the Securities that are Depositary Receipts, currency fluctuations will affect the U.S. dollar equivalent of the local currency price of the underlying domestic share and, as a result, are likely to affect the value of the Depositary Receipts and consequently the value of the Securities. The foreign issuers of securities that are Depositary Receipts may pay dividends in foreign currencies which must be converted into dollars. Most foreign currencies have fluctuated widely in value against the United States dollar for many reasons, including supply and demand of the respective currency, the soundness of the world economy and the strength of the respective economy as compared to the economies of the United States and other countries. Therefore, for any securities of issuers (whether or not they are in Depositary Receipt form) whose earnings are stated in foreign currencies, or which pay dividends in foreign currencies or which are traded in foreign currencies, there is a risk that their United States dollar value will vary with fluctuations in the United States dollar foreign exchange rates for the relevant currencies.

     On January 1, 1999, Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain (eleven of the fifteen member countries of the European Union ("EU")) are scheduled to establish fixed conversion rates between their existing sovereign currencies and the euro. On such date the euro is expected to become the official currency of these eleven countries. As of January 1, 1999, the participating countries will no longer control their own monetary policies by directing independent interest rates for their currencies. Instead, the authority to direct monetary policy, including money supply and official interest rates for the euro, will be exercised by the new European Central Bank. The conversion of the national currencies of the participating countries to the euro could negatively impact the market rate of the exchange between such currencies (or the newly created euro) and the U.S. dollar. In addition, European corporations, and other entities with significant markets or operations in Europe (whether or not in the participating countries), face strategic challenges as these entities adapt to a single trans-national currency. The euro conversion may have a material impact on revenues, expenses or income from operations; increase competition due to the increased price transparency of EU markets; effect issuers' currency exchange rate risk and derivatives exposure; disrupt current contracts; cause issuers to increase spending on information technology updates required for the conversion; and result in potential adverse tax consequences. The Sponsor is unable to predict what impact, if any, the euro conversion will have on any of the issuers of Securities contained in the Trust.

     Bandwidth Sector Portfolio. An investment in Units of the Bandwidth Sector Portfolio should be made with an understanding of the problems and risks inherent in the communications and bandwidth sectors in general.

     The market for high-technology communications products and services is characterized by rapidly changing technology, intense competition, rapid product and service obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products and services. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Certain of the companies represented in the Trust are engaged in fierce competition for a share of the market of their products. Due to the competitive pressures, the stocks of these companies are subject to rapid price volatility. Also, the communications industry is generally subject to governmental regulation. However, as market forces develop, the government is expected to continue to deregulate the communications industry, further promoting vigorous economic competition and resulting in the rapid development of new communications technologies.

     Many communications companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. The above factors could adversely affect the value of the Trust's Units.

     Digital Sector Portfolio. An investment in Units of the Digital Sector Portfolio should be made with an understanding of the problems and risks inherent in the consumer electronics industry in general. These include the cyclicality of revenues and earnings, intense competition, rapid product and service obsolescence, changing consumer demands, rapidly changing technology, frequent new product introductions, regulatory restrictions, product liability litigation and other litigation resulting from accidents, extensive competition (including that of low-cost foreign companies), unfunded pension fund liabilities and employee and retiree benefit costs, and financial deterioration resulting from leveraged buyouts, takeovers or acquisitions. In general, expenditures on consumer electronics will be affected by the economic health of consumers. A weak economy with its consequent effect on consumer spending would have an adverse effect on the industry. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace. Other factors of particular relevance to the profitability of the industry are the effects of increasing environmental regulation on packaging and on waste disposal, the continuing need to conform with foreign regulations governing packaging and the environment, the outcome of trade negotiations and the effect of foreign subsidies and tariffs, foreign exchange rates, the price of oil and its effect on energy costs, inventory cutbacks by retailers, transportation and distribution costs, the effect of demographics on consumer demand, the availability and cost of raw materials and the ongoing need to improve productivity.

     Many digital companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. The above factors could adversely effect the value of the Trust's Units.

     e-Commerce Sector Portfolio. An investment in Units of the e-Commerce Sector Portfolio should be made with an understanding of the problems and risks inherent in the Internet sector in general.

     The market for Internet companies is characterized by rapidly changing technology, rapid product and service obsolescence, cyclical market patterns, intense competition, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Based on the trading history of Internet stocks, factors such as the announcement of new products, the development of new technologies or the general condition of the industry have caused and are likely to cause the market price of Internet common stocks to fluctuate substantially. In addition, Internet company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of Internet issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. In addition, Internet companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries.

     Many Internet companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Portfolio. The above factors could adversely affect the value of the Trust's Units.

     Energy Sector Portfolio. An investment in Units of the Energy Sector Portfolio should be made with an understanding of the problems and risks such an investment may entail.

     The Energy Sector Growth Portfolio invests in Securities of companies involved in the energy industry. The business activities of companies held in the Trust may include: production, generation, transmission, marketing, control, or measurement of energy or energy fuels; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field were also considered for the Trust.

     The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments. As a result of the foregoing, the Securities in the Trust may be subject to rapid price volatility. The Sponsor is unable to predict what impact the foregoing factors will have on the Securities during the life of the Trust.

     According to the U.S. Department of Commerce, the factors which will most likely shape the energy industry include the price and availability of oil from the Middle East, changes in United States environmental policies and the continued decline in U.S. production of crude oil. Possible effects of these factors may be increased U.S. and world dependence on oil from the Organization of Petroleum Exporting Countries ("OPEC") and highly uncertain and potentially more volatile oil prices. Factors which the Sponsor believes may increase the profitability of oil and petroleum operations include increasing demand for oil and petroleum products as a result of the continued increases in annual miles driven and the improvement in refinery operating margins caused by increases in average domestic refinery utilization rates. The existence of surplus crude oil production capacity and the willingness to adjust production levels are the two principal requirements for stable crude oil markets. Without excess capacity, supply disruptions in some countries cannot be compensated for by others. Surplus capacity in Saudi Arabia and a few other countries and the utilization of that capacity prevented, during the Persian Gulf crisis, and continues to prevent, severe market disruption. Although unused capacity contributed to market stability in 1990 and 1991, it ordinarily creates pressure to overproduce and contributes to market uncertainty. The restoration of a large portion of Kuwait and Iraq's production and export capacity could lead to such a development in the absence of substantial growth in world oil demand. Formerly, OPEC members attempted to exercise control over production levels in each country through a system of mandatory production quotas. Because of the 1990-1991 crisis in the Middle East, the mandatory system has since been replaced with a voluntary system. Production under the new system has had to be curtailed on at least one occasion as a result of weak prices, even in the absence of supplies from Kuwait and Iraq. The pressure to deviate from mandatory quotas, if they are reimposed, is likely to be substantial and could lead to a weakening of prices. In the longer term, additional capacity and production will be required to accommodate the expected large increases in world oil demand and to compensate for expected sharp drops in U.S. crude oil production and exports from the Soviet Union. Only a few OPEC countries, particularly Saudi Arabia, have the petroleum reserves that will allow the required increase in production capacity to be attained. Given the large-scale financing that is required, the prospect that such expansion will occur soon enough to meet the increased demand is uncertain.

     Declining U.S. crude oil production will likely lead to increased dependence on OPEC oil, putting refiners at risk of continued and unpredictable supply disruptions. Increasing sensitivity to environmental concerns will also pose serious challenges to the industry over the coming decade. Refiners are likely to be required to make heavy capital investments and make major production adjustments in order to comply with increasingly stringent environmental legislation, such as the 1990 amendments to the Clean Air Act. If the cost of these changes is substantial enough to cut deeply into profits, smaller refiners may be forced out of the industry entirely. Moreover, lower consumer demand due to increases in energy efficiency and conservation, gasoline reformulations that call for less crude oil, warmer winters or a general slowdown in economic growth in this country and abroad could negatively affect the price of oil and the profitability of oil companies. No assurance can be given that the demand for or prices of oil will increase or that any increases will not be marked by great volatility. Some oil companies may incur large cleanup and litigation costs relating to oil spills and other environmental damage.

     Financial Services Sector and e-Finance Sector Portfolios. An investment in Units of the Financial Services Sector and e-Finance Sector Portfolios, should be made with an understanding of the problems and risks inherent in the bank and financial services sector in general.

     Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession, volatile interest rates, portfolio concentrations in geographic markets and in commercial and residential real estate loans, and competition from new entrants in their fields of business. Banks and thrifts are highly dependent on net interest margin. Recently, bank profits have come under pressure as net interest margins have contracted, but volume gains have been strong in both commercial and consumer products. There is no certainty that such conditions will continue. Bank and thrift institutions had received significant consumer mortgage fee income as a result of activity in mortgage and refinance markets. As initial home purchasing and refinancing activity subsided, this income diminished. Economic conditions in the real estate markets, which have been weak in the past, can have a substantial effect upon banks and thrifts and their holding companies are subject to extensive federal regulation and, when such institutions are state-chartered, to state regulation as well. Such regulations impose strict capital requirements and limitations on the nature and extent of business activities that banks and thrifts may pursue. Furthermore, bank regulators have a wide range of discretion in connection with their supervisory and enforcement authority and may substantially restrict the permissible activities of a particular institution if deemed to pose significant risks to the soundness of such institution or the safety of the federal deposit insurance fund. Regulatory actions, such as increases in the minimum capital requirements applicable to banks and thrifts and increases in deposit insurance premiums required to be paid by banks and thrifts to the Federal Deposit Insurance Corporation ("FDIC"), can negatively impact earnings and the ability of a company to pay dividends. Neither federal insurance of deposits nor governmental regulations, however, insures the solvency or profitability of banks or their holding companies, or insures against any risk of investment in the securities issued by such institutions.

     The statutory requirements applicable to and regulatory supervision of banks, thrifts and their holding companies have increased significantly and have undergone substantial change in recent years. To a great extent, these changes are embodied in the Financial Institutions Reform, Recovery and Enforcement Act; enacted in August 1989, the Federal Deposit Insurance Corporation Improvement Act of 1991, the Resolution Trust Corporation Refinancing, Restructuring, and Improvement Act of 1991 and the regulations promulgated under these laws. Many of the regulations promulgated pursuant to these laws have only recently been finalized and their impact on the business, financial condition and prospects of Securities in the Trust's portfolio cannot be predicted with certainty. Periodic efforts by recent Administrations to introduce legislation broadening the ability of banks to compete with new products have not been successful, but if enacted could lead to more failures as a result of increased competition and added risks. Failure to enact such legislation, on the other hand, may lead to declining earnings and an inability to compete with unregulated financial institutions. Efforts to expand the ability of federal thrifts to branch on an interstate basis have been initially successful through promulgation of regulations, and legislation to liberalize interstate banking has been signed into law. Under the legislation, banks will be able to purchase or establish subsidiary banks in any state, one year after the legislation's enactment. Starting in mid-1997, banks have been allowed to turn existing banks into branches. Consolidation is likely to continue. The Securities and Exchange Commission and the Financial Accounting Standards Board require the expanded use of market value accounting by banks and have imposed rules requiring market accounting for investment securities held in trading accounts or available for sale. Adoption of additional such rules may result in increased volatility in the reported health of the industry, and mandated regulatory intervention to correct such problems. Additional legislative and regulatory changes may be forthcoming. For example, the bank regulatory authorities have proposed substantial changes to the Community Reinvestment Act and fair lending laws, rules and regulations, and there can be no certainty as to the effect, if any, that such changes would have on the Securities in the Trust's portfolio. In addition, from time to time the deposit insurance system is reviewed by Congress and federal regulators, and proposed reforms of that system could, among other things, further restrict the ways in which deposited moneys can be used by banks or reduce the dollar amount or number of deposits insured for any depositor. Such reforms could reduce profitability as investment opportunities available to bank institutions become more limited and as consumers look for savings vehicles other than bank deposits. Banks and thrifts face significant competition from other financial institutions such as mutual funds, credit unions, mortgage banking companies and insurance companies, and increased competition may result from legislative broadening of regional and national interstate banking powers as has been recently enacted. Among other benefits, the legislation allows banks and bank holding companies to acquire across previously prohibited state lines and to consolidate their various bank subsidiaries into one unit. The Sponsor makes no prediction as to what, if any, manner of bank and thrift regulatory actions might ultimately be adopted or what ultimate effect such actions might have on the Trust's portfolio.

     The Federal Bank Holding Company Act of 1956 generally prohibits a bank holding company from (1) acquiring, directly or indirectly, more than 5% of the outstanding shares of any class of voting securities of a bank or bank holding company, (2) acquiring control of a bank or another bank holding company, (3) acquiring all or substantially all the assets of a bank, or (4) merging or consolidating with another bank holding company, without first obtaining Federal Reserve Board ("FRB") approval. In considering an application with respect to any such transaction, the FRB is required to consider a variety of factors, including the potential anti-competitive effects of the transaction, the financial condition and future prospects of the combining and resulting institutions, the managerial resources of the resulting institution, the convenience and needs of the communities the combined organization would serve, the record of performance of each combining organization under the Community Reinvestment Act and the Equal Credit Opportunity Act, and the prospective availability to the FRB of information appropriate to determine ongoing regulatory compliance with applicable banking laws. In addition, the federal Change In Bank Control Act and various state laws impose limitations on the ability of one or more individuals or other entities to acquire control of banks or bank holding companies.

     The FRB has issued a policy statement on the payment of cash dividends by bank holding companies. In the policy statement, the FRB expressed its view that a bank holding company experiencing earnings weaknesses should not pay cash dividends which exceed its net income or which could only be funded in ways that would weaken its financial health, such as by borrowing. The FRB also may impose limitations on the payment of dividends as a condition to its approval of certain applications, including applications for approval of mergers and acquisitions. The Sponsor makes no prediction as to the effect, if any, such laws will have on the Securities or whether such approvals, if necessary, will be obtained.

     Internet Sector Portfolio. An investment in Units of the Internet Sector Portfolio should be made with an understanding of the problems and risks inherent in the technology sectors in general.

     Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product and service obsolescence, cyclical market patterns, intense competition, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse effect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Based on the trading history of technology stocks, factors such as the announcement of new products, the development of new technologies or the general condition of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. The adoption of any such laws could have a material adverse impact on the Securities in the Portfolio. The above factors could adversely affect the value of the Trust's Units.

     Pharmaceutical and Biotechnology Sector Portfolios. An investment in Units of the Pharmaceutical and Biotechnology Sector Portfolios should be made with an understanding of the characteristics of the pharmaceutical and medical technology industries and the risks which such investment may entail.

     Pharmaceutical companies are companies involved in drug development and production services. Such companies have potential risks unique to their sector of the healthcare field. Such companies are subject to governmental regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, such companies face the risk of increasing competition from generic drug sales, the termination of their patent protection for drug products and the risk that technological advances will render their products or services obsolete. The research and development costs of bringing a drug to market are substantial and include lengthy governmental review processes, with no guarantee that the product will ever come to market. Many of these companies may have losses and not offer certain products for several years. Such companies may also have persistent losses during a new product's transition from development to production, and revenue patterns may be erratic.

     As the population of the United States ages, the companies involved in the pharmaceutical field will continue to search for and develop new drugs through advanced technologies and diagnostics. On a worldwide basis, such companies are involved in the development and distribution of drugs and vaccines. These activities may make the pharmaceutical sector very attractive for investors seeking the potential for growth in their investment portfolio. However, there are no assurances that the Trust's objectives will be met.

     Legislative proposals concerning healthcare are considered from time to time. These proposals span a wide range of topics, including cost and price controls (which might include a freeze on the prices of prescription drugs), national health insurance, incentives for competition in the provision of healthcare services, tax incentives and penalties related to healthcare insurance premiums and promotion of pre-paid healthcare plans. The Sponsor is unable to predict the effect of any of these proposals, if enacted, on the issuers of Securities in the Trust.

     Retail Sector Portfolio. An investment in Units of the Retail Sector Portfolio should be made with an understanding of the problems and risks inherent in the retail industry in general. The profitability of companies engaged in the retail industry will be affected by various factors including the general state of the economy, intense competition and consumer spending trends. In the recent past, there have been major changes in the retail environment due to the declaration of bankruptcy by some of the major corporations involved in the retail industry, particularly the department store segment. The continued viability of the retail industry will depend on the industry's ability to adapt and to compete in changing economy and social conditions, to attract and retain capable management and to finance expansion. Weakness in the banking or real estate industry, a recessionary economic climate with the consequent slowdown in employment growth, less favorable trends in unemployment or a marked deceleration in real disposable personal income growth could result in significant pressure on both consumer wealth and consumer confidence, adversely affecting consumer spending habits.

     In addition, the competitiveness of the retail industry will require large capital outlays for investment in the installation of automated checkout equipment to control inventory, to track the sale of individual items and to gauge the success of sales campaigns. Increasing employee and retiree benefit costs may also have an adverse effect on the industry. In many sectors of the retail industry, competition may be fierce due to market saturation, converging consumer tastes and other factors. Because of these factors and the recent increase in trade opportunities with other countries, American retailers are now entering global markets which entail added risks such as sudden weakening of foreign economies, difficulty in adapting to local conditions and constraints and added research costs. The above factors could adversely affect the value of the Trust's Units.

     Semiconductor Sector Portfolio. An investment in Units of the Semiconductor Sector Portfolio should be made with an understanding of the problems and risks inherent in the semiconductor industry in general.

     Semiconductor companies generally include companies involved in the development, design, manufacture and sale of semiconductor products. The market for these products is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond timely to compete in the rapidly developing marketplace.

     Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of semiconductor common stocks to fluctuate substantially. In addition, semiconductor stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of semiconductor issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of any key components. Additionally, many semiconductor issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of semiconductor companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain semiconductor companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology.

     Technology Sector Portfolio. An investment in Units of the Technology Sector Portfolio should be made with an understanding of the characteristics of the technology industry and the risks which such an investment may entail.

     Technology companies generally include companies involved in the development, design, manufacture and sale of computers, computer-related equipment, computer networks, communications systems, telecommunications products, electronic products and other related products, systems and services. The market for these products, especially those specifically related to the Internet, is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of the issuers of the Securities depends in substantial part on the timely and successful introduction of new products. An unexpected change in one or more of the technologies affecting an issuer's products or in the market for products based on a particular technology could have a material adverse affect on an issuer's operating results. Furthermore, there can be no assurance that the issuers of the Securities will be able to respond in a timely manner to compete in the rapidly developing marketplace.

     Based on trading history of common stock, factors such as announcements of new products or development of new technologies and general conditions of the industry have caused and are likely to cause the market price of high-technology common stocks to fluctuate substantially. In addition, technology company stocks have experienced extreme price and volume fluctuations that often have been unrelated to the operating performance of such companies. This market volatility may adversely affect the market price of the Securities and therefore the ability of a Unitholder to redeem Units at a price equal to or greater than the original price paid for such Units.

     Some key components of certain products of technology issuers are currently available only from single sources. There can be no assurance that in the future suppliers will be able to meet the demand for components in a timely and cost effective manner. Accordingly, an issuer's operating results and customer relationships could be adversely affected by either an increase in price for, or an interruption or reduction in supply of, any key components. Additionally, many technology issuers are characterized by a highly concentrated customer base consisting of a limited number of large customers who may require product vendors to comply with rigorous industry standards. Any failure to comply with such standards may result in a significant loss or reduction of sales. Because many products and technologies of technology companies are incorporated into other related products, such companies are often highly dependent on the performance of the personal computer, electronics and telecommunications industries. There can be no assurance that these customers will place additional orders, or that an issuer of Securities will obtain orders of similar magnitude as past orders from other customers. Similarly, the success of certain technology companies is tied to a relatively small concentration of products or technologies. Accordingly, a decline in demand of such products, technologies or from such customers could have a material adverse impact on issuers of the Securities.

     Many technology companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by the issuers of the Securities to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such issuers' technology. In addition, due to the increasing public use of the Internet, it is possible that other laws and regulations may be adopted to address issues such as privacy, pricing, characteristics, and quality of Internet products and services. For example, recent proposals would prohibit the distribution of obscene, lascivious or indecent communications on the Internet. The adoption of any such laws could have a material adverse impact on the Securities in the Trust.

e-Commerce Industry Description

     The Internet is one of the most rapidly expanding commercial phenomena ever witnessed. Predictions are that Internet commerce in the U.S. will hit $50 billion in 1999; and $1.4 trillion in 2003, according to Michael Putnam of Forrester Research, as stated in the December 7, 1998 edition of The Wall Street Journal.

     Nicholas Negropontes, founder and director of MIT's Media Laboratory, was reported in the Summer 1998 edition of the Context Magazine to have said that "I've gone on record saying that there will be a billion people on the Net in the year 2000.... The billion people on the Net will be a skeleton compared with the 10 billion "things" that will be on the Net by then."

     As described in the chart below, Forrester Research predicts that a growing share of business to business commerce is expected to move to the Internet (dollars in billions; excludes service industries).

[Chart appears here]

Source: Forrester Research Inc., as reported in the December 7, 1998 edition of The Wall Street Journal.

Internet (right scale) with percentage of total

                     % of total market

1998       43.1      0.4%
1999      109.3      1.0
2000      251.1      2.1
2001      499.0      4.0
2002      842.7      6.3
2003     1330.9      9.4

Total Economy (left scale)

1998     10,503,232
1999     11,135,702
2000     11,812,558
2001     12,537,342
2002     13,313,921
2003     14,148,514



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